UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

a.

Hartford HLS Funds
Semi-Annual Report
June 30, 2022 (Unaudited)

■ Hartford Balanced HLS Fund
■ Hartford Capital Appreciation HLS Fund
■ Hartford Disciplined Equity HLS Fund
■ Hartford Dividend and Growth HLS Fund
■ Hartford Healthcare HLS Fund
■ Hartford International Opportunities HLS Fund
■ Hartford MidCap HLS Fund
■ Hartford Small Cap Growth HLS Fund
■ Hartford Small Company HLS Fund
■ Hartford Stock HLS Fund
■ Hartford Total Return Bond HLS Fund
■ Hartford Ultrashort Bond HLS Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford HLS Funds. The following is the Funds’ Semi-Annual Report covering the period from January 1, 2022 to June 30, 2022.
Market Review
During the six months ended June 30, 2022, U.S. stocks, as measured by the S&P 500 Index,1 lost 19.96%. Aside from being the worst six-month performance for equities since 1970,2 the period also heralded the unwelcome return of the phrase "bear market" back into investors' vocabularies after the S&P 500 Index dipped more than 20% below its January 2022 high.
The period covered in this report witnessed a dramatic shift in sentiment compared to the same time frame in 2021. With prices for gasoline, food, housing, and travel climbing to levels not seen in 40 years, a U.S. Federal Reserve (the “Fed”) that once thought inflation might prove transitory changed course decisively in early 2022, engineering a series of larger-than-anticipated rate hikes that initially took equity markets by surprise.
Perhaps equally surprising have been the losses suffered by the bond markets, which have historically served as a safe haven for investors whenever equities have struggled. For the six months ended June 30, 2022, the benchmark Bloomberg US Aggregate Bond Index,3 a broad-based measure of fixed-income returns, had fallen more than 10%.
The Fed's vigorous anti-inflation pivot began in March 2022 with a quarter-percent increase in the federal funds rate, which markets had been anticipating. But markets did not anticipate the size of aggressive rate increases at the May and June meetings. After an 8.6% inflation increase in May, the Fed in June raised rates by three-quarters of a percent—the largest rate increase since 1994—and further significant increases are expected. By the end of the period, much of the market’s volatility appeared driven by fears of a possible recession induced partly by the Fed’s deliberate efforts to slow inflation.
On the international front, the February 24, 2022 invasion of Ukraine by Russia's armed forces—nearly four months old by the end of the period—continued to act as a drag on global markets, contributing to volatility and uncertainty for worldwide food and energy prices and supply chains. As Western nations continued to impose economic sanctions against Russia, European economies struggled in the face of curtailed energy supplies. Moreover, China's outsized impact on the world's economies provided its own uncertainty as the Beijing government's zero-COVID policy prompted business and consumer lockdowns in major metro areas.
As 2022 moves into its second half, it seems clear that inflation, Fed policy, recession fears, and geopolitical tensions will continue to have a major impact on investments. Nowadays, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford HLS Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford HLS Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.
[2]	“After Stock Market’s Worst Start in 50 Years, Some See More Pain Ahead,” The New York Times, June 30, 2022.
[3]	Bloomberg US Aggregate Bond Index is composed of securities from the Bloomberg Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

Hartford HLS Funds

Hartford Balanced HLS Fund
 Fund Overview
 June 30, 2022 (Unaudited)

Inception 03/31/1983 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return.
Average Annual Total Returns
for the Periods Ended 06/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-13.98%	-8.04%	7.69%	8.72%
Class IB	-14.10%	-8.27%	7.43%	8.45%
60% S&P 500 Index/ 35% Bloomberg US Government/Credit Bond Index/5% ICE BofA US 3-Month Treasury Bill Index[2]	-15.87%	-9.93%	7.45%	8.50%
S&P 500 Index	-19.96%	-10.62%	11.31%	12.96%
Bloomberg US Government/Credit Bond Index	-11.05%	-10.85%	1.05%	1.67%
ICE BofA US 3-Month Treasury Bill Index	0.14%	0.17%	1.11%	0.64%

[1]	Not annualized.
[2]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.65% and 0.90%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2022.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Security Type(1)
as of 06/30/2022
Category	Percentage of Net Assets
Equity Securities
Common Stocks	65.6%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	1.5%
Corporate Bonds	12.1
Foreign Government Obligations	0.1
Municipal Bonds	0.9
U.S. Government Agencies(2)	0.3
U.S. Government Securities	18.3
Total	33.2%
Short-Term Investments	1.0
Other Assets & Liabilities	0.2
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of June 30, 2022.

2

Hartford Capital Appreciation HLS Fund
 Fund Overview
 June 30, 2022 (Unaudited)

Inception 04/02/1984 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-19.44%	-16.01%	8.40%	11.39%
Class IB	-19.55%	-16.22%	8.13%	11.11%
Class IC	-19.65%	-16.44%	7.86%	10.84%
Russell 3000 Index	-21.10%	-13.87%	10.60%	12.57%
S&P 500 Index	-19.96%	-10.62%	11.31%	12.96%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class IC shares commenced operations on 04/30/2014. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares, Class IB shares and Class IC shares were 0.67%, 0.92% and 1.17%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2022.
Class IA shares and IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks are generally greater for investments in emerging markets. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 06/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.1%
Consumer Discretionary	11.9
Consumer Staples	7.4
Energy	1.8
Financials	12.1
Health Care	17.6
Industrials	9.7
Information Technology	19.7
Materials	4.3
Real Estate	3.0
Utilities	2.0
Total	97.6%
Short-Term Investments	2.4
Other Assets & Liabilities	0.0 *
Total	100.0%

*	Percentage rounds to zero.
(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Disciplined Equity HLS Fund
 Fund Overview
 June 30, 2022 (Unaudited)

Inception 05/29/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-20.86%	-13.06%	11.27%	13.54%
Class IB	-20.97%	-13.25%	11.00%	13.25%
Class IC	-21.06%	-13.46%	10.73%	12.98%
S&P 500 Index	-19.96%	-10.62%	11.31%	12.96%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class IC shares commenced operations on 09/18/2020. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares, Class IB shares and Class IC shares were 0.60%, 0.85% and 1.10%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2022.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.
Composition by Sector(1)
as of 06/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.8%
Consumer Discretionary	9.6
Consumer Staples	7.3
Energy	3.2
Financials	10.9
Health Care	18.6
Industrials	8.7
Information Technology	26.4
Materials	1.0
Real Estate	1.8
Utilities	2.7
Total	99.0%
Short-Term Investments	0.8
Other Assets & Liabilities	0.2
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Dividend and Growth HLS Fund
 Fund Overview
 June 30, 2022 (Unaudited)

Inception 03/09/1994 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-12.40%	-1.62%	10.93%	12.39%
Class IB	-12.53%	-1.91%	10.64%	12.11%
S&P 500 Index	-19.96%	-10.62%	11.31%	12.96%
Russell 1000 Value Index	-12.86%	-6.82%	7.17%	10.50%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.66% and 0.91%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2022.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 06/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.6%
Consumer Discretionary	5.2
Consumer Staples	6.9
Energy	4.4
Financials	16.8
Health Care	18.7
Industrials	9.1
Information Technology	17.8
Materials	3.2
Real Estate	3.4
Utilities	5.4
Total	98.5%
Short-Term Investments	1.1
Other Assets & Liabilities	0.4
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Healthcare HLS Fund
 Fund Overview
 June 30, 2022 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 06/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-16.21%	-14.74%	8.17%	14.15%
Class IB	-16.30%	-14.95%	7.91%	13.87%
S&P Composite 1500 Health Care Index	-9.17%	1.42%	11.99%	15.06%
S&P 500 Index	-19.96%	-10.62%	11.31%	12.96%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.92% and 1.17%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2022.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, changes in funding or subsidies, patent and intellectual property considerations, intense competitive pressures, rapid technological changes, long and costly product approval process by government agencies, potential product obsolescence, rising cost of medical products and services and volatility risk. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets.
Composition by Subsector(1)
as of 06/30/2022
Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	12.6%
Consumer Finance	0.1
Health Care Equipment & Supplies	18.3
Health Care Providers & Services	22.8
Life Sciences Tools & Services	11.5
Pharmaceuticals	32.7
Total	98.0%
Short-Term Investments	1.0
Other Assets & Liabilities	1.0
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

6

Hartford International Opportunities HLS Fund
 Fund Overview
 June 30, 2022 (Unaudited)

Inception 07/02/1990 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-21.20%	-19.75%	2.80%	5.94%
Class IB	-21.31%	-19.98%	2.54%	5.68%
MSCI ACWI ex USA Index (Net)	-18.42%	-19.42%	2.50%	4.83%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.74% and 0.99%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2022.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • The Fund may have high portfolio turnover, which could increase its transaction costs. • To the extent the Fund focuses on one or more sectors, geographic regions or countries, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 06/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.0%
Consumer Discretionary	12.1
Consumer Staples	8.2
Energy	5.8
Financials	16.0
Health Care	11.7
Industrials	13.5
Information Technology	9.9
Materials	7.4
Real Estate	5.1
Utilities	4.4
Total	98.1%
Short-Term Investments	3.4
Other Assets & Liabilities	(1.5)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford MidCap HLS Fund
 Fund Overview
 June 30, 2022 (Unaudited)

Inception 07/14/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-26.54%	-25.48%	6.65%	11.37%
Class IB	-26.65%	-25.70%	6.37%	11.09%
S&P MidCap 400 Index	-19.54%	-14.64%	7.02%	10.90%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.69% and 0.94%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2022.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 06/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.2%
Consumer Discretionary	10.3
Energy	4.2
Financials	11.2
Health Care	17.1
Industrials	19.7
Information Technology	24.9
Materials	4.5
Real Estate	1.8
Utilities	2.7
Total	99.6%
Short-Term Investments	2.2
Other Assets & Liabilities	(1.8)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

Hartford Small Cap Growth HLS Fund
 Fund Overview
 June 30, 2022 (Unaudited)

Inception 05/02/1994 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 06/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-30.77%	-31.49%	4.69%	9.74%
Class IB	-30.86%	-31.65%	4.43%	9.46%
Russell 2000 Growth Index	-29.45%	-33.43%	4.80%	9.30%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.64% and 0.89%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2022.
The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 06/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.0%
Consumer Discretionary	11.3
Consumer Staples	5.0
Energy	5.0
Financials	6.1
Health Care	22.5
Industrials	16.8
Information Technology	22.5
Materials	3.1
Real Estate	3.5
Total	97.8%
Short-Term Investments	3.0
Other Assets & Liabilities	(0.8)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Small Company HLS Fund
 Fund Overview
 June 30, 2022 (Unaudited)

Inception 08/09/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-33.46%	-35.45%	9.10%	10.14%
Class IB	-33.55%	-35.64%	8.81%	9.86%
Russell 2000 Growth Index	-29.45%	-33.43%	4.80%	9.30%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.77% and 1.02%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2022.
The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • The Fund may have high portfolio turnover, which could increase its transaction costs.
Composition by Sector(1)
as of 06/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.6%
Consumer Discretionary	10.8
Consumer Staples	3.0
Energy	5.8
Financials	6.2
Health Care	23.5
Industrials	17.3
Information Technology	21.3
Materials	2.6
Real Estate	5.1
Total	99.2%
Short-Term Investments	5.2
Other Assets & Liabilities	(4.4)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford Stock HLS Fund
 Fund Overview
 June 30, 2022 (Unaudited)

Inception 08/31/1977 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-11.22%	-0.37%	12.32%	12.66%
Class IB	-11.32%	-0.62%	12.04%	12.37%
Russell 1000 Index	-20.94%	-13.04%	11.00%	12.82%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.51% and 0.76%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2022.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund may also hold a limited number of securities so it may be more exposed to more risks and volatility than a fund that invests in a greater number of companies.
Composition by Sector(1)
as of 06/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.7%
Consumer Discretionary	11.0
Consumer Staples	16.0
Financials	8.4
Health Care	18.6
Industrials	20.6
Information Technology	13.8
Materials	5.0
Real Estate	2.8
Total	97.9%
Short-Term Investments	1.5
Other Assets & Liabilities	0.6
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Total Return Bond HLS Fund
 Fund Overview
 June 30, 2022 (Unaudited)

Inception 08/31/1977 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.
Average Annual Total Returns
for the Periods Ended 06/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-12.58%	-12.45%	1.07%	2.08%
Class IB	-12.66%	-12.66%	0.80%	1.82%
Bloomberg US Aggregate Bond Index	-10.35%	-10.29%	0.88%	1.54%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.50% and 0.75%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2022.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater for investments in emerging markets. • Investments in high-yield (“junk”) bonds involve greater risks of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Restricted securities may be more difficult to sell and price than other securities. • The Fund may have high portfolio turnover, which could increase its transaction costs. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate.
Composition by Security Type(1)
as of 06/30/2022
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0% *
Preferred Stocks	0.1
Warrants	0.0 *
Total	0.1%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	24.1%
Corporate Bonds	31.3
Foreign Government Obligations	4.9
Municipal Bonds	1.4
Senior Floating Rate Interests	2.0
U.S. Government Agencies(2)	45.2
U.S. Government Securities	16.6
Total	125.5%
Short-Term Investments	0.5
Other Assets & Liabilities	(26.1)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of June 30, 2022.

12

Hartford Ultrashort Bond HLS Fund
 Fund Overview
 June 30, 2022 (Unaudited)

Inception 06/30/1980 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks total return and income consistent with preserving capital and maintaining liquidity.
Average Annual Total Returns
for the Periods Ended 06/30/2022
	Six Months[1]	1 Year	5 Years	Since Inception[2,3]
Class IA	-1.10%	-1.28%	1.00%	0.77%
Class IB	-1.20%	-1.56%	0.76%	0.52%
Bloomberg Short Treasury 9-12 Month Index	-0.96%	-1.05%	1.17%	0.84%

[1]	Not annualized.
[2]	On 10/21/2013, the Fund converted from a money market fund to an ultrashort bond fund. Since Inception returns are from conversion date (10/21/2013) to 06/30/2022.
[3]	Inception: 06/30/1980
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Prior to 10/21/2013, the Fund was managed as a money market fund. Accordingly, performance of the Fund prior to 10/21/2013 is not shown. Past performance information for when the Fund was managed as a money market fund is available upon request by calling 1-888-843-7824.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.44% and 0.69%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2022.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The risks associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • Restricted securities may be more difficult to sell and price than other securities. • Repurchase agreements may increase the Fund’s risk and volatility.
Composition by Security Type(1)
as of 06/30/2022
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	33.2%
Corporate Bonds	35.0
Municipal Bonds	0.1
U.S. Government Agencies(2)	0.6
U.S. Government Securities	7.8
Total	76.7%
Short-Term Investments	23.8
Other Assets & Liabilities	(0.5)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of June 30, 2022.

13

Hartford HLS Funds
Benchmark Glossary (Unaudited)

Bloomberg US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
Bloomberg Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes) includes aged US Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on total market capitalizations.
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
S& P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR

14

Hartford HLS Funds
Benchmark Glossary (Unaudited) – (continued)

DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
15

Hartford HLS Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2022 through June 30, 2022. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses paid during the period January 1, 2022 through June 30, 2022	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses paid during the period January 1, 2022 through June 30, 2022	Annualized expense ratio
Hartford Balanced HLS Fund
Class IA	$ 1,000.00	$ 860.20	$ 2.86	$ 1,000.00	$ 1,021.72	$ 3.11	0.62%
Class IB	$ 1,000.00	$ 859.00	$ 4.01	$ 1,000.00	$ 1,020.48	$ 4.36	0.87%
Hartford Capital Appreciation HLS Fund
Class IA	$ 1,000.00	$ 805.60	$ 3.00	$ 1,000.00	$ 1,021.47	$ 3.36	0.67%
Class IB	$ 1,000.00	$ 804.50	$ 4.12	$ 1,000.00	$ 1,020.23	$ 4.61	0.92%
Class IC	$ 1,000.00	$ 803.50	$ 5.23	$ 1,000.00	$ 1,018.99	$ 5.86	1.17%
Hartford Disciplined Equity HLS Fund
Class IA	$ 1,000.00	$ 791.40	$ 2.62	$ 1,000.00	$ 1,021.87	$ 2.96	0.59%
Class IB	$ 1,000.00	$ 790.30	$ 3.73	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%
Class IC	$ 1,000.00	$ 789.40	$ 4.84	$ 1,000.00	$ 1,019.39	$ 5.46	1.09%
Hartford Dividend and Growth HLS Fund
Class IA	$ 1,000.00	$ 876.00	$ 3.02	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class IB	$ 1,000.00	$ 874.70	$ 4.18	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
Hartford Healthcare HLS Fund
Class IA	$ 1,000.00	$ 837.90	$ 4.19	$ 1,000.00	$ 1,020.23	$ 4.61	0.92%
Class IB	$ 1,000.00	$ 837.00	$ 5.29	$ 1,000.00	$ 1,019.04	$ 5.81	1.16%
Hartford International Opportunities HLS Fund
Class IA	$ 1,000.00	$ 788.00	$ 3.32	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class IB	$ 1,000.00	$ 786.90	$ 4.43	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Hartford MidCap HLS Fund
Class IA	$ 1,000.00	$ 734.30	$ 3.05	$ 1,000.00	$ 1,021.27	$ 3.56	0.71%
Class IB	$ 1,000.00	$ 733.50	$ 4.13	$ 1,000.00	$ 1,020.03	$ 4.81	0.96%
16

Hartford HLS Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses paid during the period January 1, 2022 through June 30, 2022	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses paid during the period January 1, 2022 through June 30, 2022	Annualized expense ratio
Hartford Small Cap Growth HLS Fund
Class IA	$ 1,000.00	$ 692.30	$ 2.68	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
Class IB	$ 1,000.00	$ 691.40	$ 3.73	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Hartford Small Company HLS Fund
Class IA	$ 1,000.00	$ 665.40	$ 3.26	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Class IB	$ 1,000.00	$ 664.50	$ 4.29	$ 1,000.00	$ 1,019.64	$ 5.21	1.04%
Hartford Stock HLS Fund
Class IA	$ 1,000.00	$ 887.80	$ 2.39	$ 1,000.00	$ 1,022.27	$ 2.56	0.51%
Class IB	$ 1,000.00	$ 886.80	$ 3.55	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Hartford Total Return Bond HLS Fund
Class IA	$ 1,000.00	$ 874.20	$ 2.32	$ 1,000.00	$ 1,022.32	$ 2.51	0.50%
Class IB	$ 1,000.00	$ 873.40	$ 3.48	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Hartford Ultrashort Bond HLS Fund
Class IA	$ 1,000.00	$ 989.00	$ 2.17	$ 1,000.00	$ 1,022.61	$ 2.21	0.44%
Class IB	$ 1,000.00	$ 988.00	$ 3.40	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
17

Hartford Balanced HLS Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
	Asset-Backed - Automobile - 0.2%
$ 2,263,530	CFMT LLC 1.39%, 09/22/2031(1)	$ 2,180,990
545,000	Ford Credit Auto Lease Trust 0.78%, 09/15/2025	530,393
	Ford Credit Auto Owner Trust
275,000	1.61%, 10/17/2033(1)	245,847
260,000	1.91%, 10/17/2033(1)	231,815
		3,189,045
	Asset-Backed - Credit Card - 0.0%
575,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	547,184
	Asset-Backed - Finance & Insurance - 0.1%
398,355	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(2)	388,423
	Taco Bell Funding LLC
646,750	1.95%, 08/25/2051(1)	563,496
592,025	2.29%, 08/25/2051(1)	496,450
		1,448,369
	Commercial Mortgage-Backed Securities - 0.4%
255,000	BFLD Trust 3.37%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(3)	251,661
	BX Trust
3,315,000	1.83%, 10/15/2023, 1 mo. USD LIBOR + 0.506%(1)(3)	3,122,406
1,460,000	2.62%, 10/15/2036, 1 mo. USD LIBOR + 1.297%(1)(3)	1,364,683
	BXHPP Trust
780,000	1.97%, 08/15/2036, 1 mo. USD LIBOR + 0.650%(1)(3)	739,083
690,000	2.22%, 08/15/2036, 1 mo. USD LIBOR + 0.900%(1)(3)	647,164
289,976	Life Mortgage Trust 2.02%, 03/15/2038, 1 mo. USD LIBOR + 0.700%(1)(3)	278,015
375,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(2)	303,800
1,735,000	SREIT Trust 2.40%, 11/15/2038, 1 mo. USD LIBOR + 1.080%(1)(3)	1,596,200
		8,303,012
	Other Asset-Backed Securities - 0.6%
192,895	Aaset Trust 3.84%, 05/15/2039(1)	132,541
	Affirm Asset Securitization Trust
615,000	0.88%, 08/15/2025(1)	607,336
870,000	1.03%, 08/17/2026(1)	824,811
410,608	1.07%, 08/15/2025(1)	399,778
203,758	Bayview Opportunity Master Fund Trust 3.50%, 06/28/2057(1)(2)	202,292
	Castlelake Aircraft Structured Trust
199,581	3.47%, 01/15/2046(1)	177,764
379,287	3.97%, 04/15/2039(1)	334,591
	CF Hippolyta LLC
332,754	1.53%, 03/15/2061(1)	293,555
163,966	1.98%, 03/15/2061(1)	141,916
851,400	Domino's Pizza Master Issuer LLC 3.15%, 04/25/2051(1)	727,445
1,349,967	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,200,556
211,343	Horizon Aircraft Finance II Ltd. 3.72%, 07/15/2039(1)	187,007
276,189	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	239,545
174,026	Mach I Cayman 3.47%, 10/15/2039(1)	157,837
143,217	MAPS Ltd. 4.46%, 03/15/2044(1)	129,740
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5% - (continued)
	Other Asset-Backed Securities - 0.6% - (continued)
$ 185,454	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(2)	$ 183,840
480,000	New Economy Assets Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	420,734
2,025,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	1,953,258
281,921	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	273,771
734,450	Sonic Capital LLC 2.19%, 08/20/2051(1)	623,144
157,737	START Ireland 4.09%, 03/15/2044(1)	144,384
	Vantage Data Centers Issuer LLC
1,150,000	1.65%, 09/15/2045(1)	1,048,143
330,367	3.19%, 07/15/2044(1)	321,338
		10,725,326
	Whole Loan Collateral CMO - 0.2%
92,899	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(2)	91,215
10,974	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(2)	10,935
280,000	Connecticut Avenue Securities Trust 2.48%, 10/25/2041, 1 mo. USD SOFR + 1.550%(1)(3)	259,707
	Fannie Mae Connecticut Avenue Securities
191,793	6.52%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(3)	197,207
211,449	7.52%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(3)	218,094
	Flagstar Mortgage Trust
703,992	2.00%, 09/25/2041(1)(2)	629,704
352,703	4.00%, 05/25/2048(1)(2)	344,519
273,684	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	265,627
518,025	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	513,253
	Towd Point Mortgage Trust
41,700	2.75%, 04/25/2057(1)(2)	41,432
256,678	2.75%, 06/25/2057(1)(2)	250,275
114,447	3.00%, 01/25/2058(1)(2)	112,327
		2,934,295
	Total Asset & Commercial Mortgage-Backed Securities (cost $29,272,118)	$ 27,147,231
CORPORATE BONDS - 12.1%
	Aerospace/Defense - 0.3%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(1)	$ 835,577
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	561,801
	Raytheon Technologies Corp.
685,000	3.95%, 08/16/2025	687,068
1,500,000	4.13%, 11/16/2028	1,483,020
	Teledyne Technologies, Inc.
1,255,000	2.25%, 04/01/2028	1,090,661
1,005,000	2.75%, 04/01/2031	846,603
		5,504,730
	Agriculture - 0.2%
3,985,000	BAT Capital Corp. 3.56%, 08/15/2027	3,651,148
	Airlines - 0.0%
258,903	Southwest Airlines Co. 6.15%, 02/01/2024	259,161
115,675	United Airlines Class B Pass-Through Trust 4.60%, 09/01/2027	106,082
		365,243

The accompanying notes are an integral part of these financial statements.
18

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Auto Manufacturers - 0.4%
	General Motors Financial Co., Inc.
$ 3,185,000	3.70%, 05/09/2023	$ 3,184,266
1,245,000	3.95%, 04/13/2024	1,236,379
1,625,000	Hyundai Capital America 0.80%, 04/03/2023(1)	1,585,679
920,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(1)	889,988
		6,896,312
	Beverages - 0.0%
580,000	Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060	510,522
	Biotechnology - 0.1%
1,215,000	CSL Finance plc 4.25%, 04/27/2032(1)	1,191,241
	Commercial Banks - 4.0%
	Banco Santander S.A.
1,200,000	3.13%, 02/23/2023	1,197,956
600,000	3.85%, 04/12/2023	598,796
	Bank of America Corp.
1,570,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(4)	1,400,559
5,185,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(4)	4,201,639
1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(4)	1,678,045
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(4)	1,520,673
4,225,000	4.20%, 08/26/2024	4,233,061
	Barclays plc
1,510,000	2.89%, 11/24/2032, (2.89% fixed rate until 11/24/2031; 12 mo. USD CMT + 1.300% thereafter)(4)	1,217,088
1,000,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(4)	984,827
	BNP Paribas S.A.
830,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(1)(4)	793,678
1,000,000	3.38%, 01/09/2025(1)	977,425
	BPCE S.A.
2,225,000	5.15%, 07/21/2024(1)	2,226,320
3,625,000	5.70%, 10/22/2023(1)	3,680,002
1,350,000	Cooperatieve Rabobank UA 1.11%, 02/24/2027, (1.11% fixed rate until 02/24/2026; 12 mo. USD CMT + 0.550% thereafter)(1)(4)	1,192,197
	Credit Agricole S.A.
1,025,000	3.25%, 10/04/2024(1)	998,664
535,000	3.75%, 04/24/2023(1)	534,582
790,000	4.38%, 03/17/2025(1)	776,617
	Credit Suisse Group AG
3,670,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(4)	2,928,200
250,000	3.63%, 09/09/2024	245,702
1,425,000	3.75%, 03/26/2025	1,381,488
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Commercial Banks - 4.0% - (continued)
	Danske Bank A/S
$ 1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(4)	$ 1,670,803
775,000	3.88%, 09/12/2023(1)	772,034
575,000	5.38%, 01/12/2024(1)	580,464
	Goldman Sachs Group, Inc.
1,300,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(4)	1,153,673
630,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(4)	524,453
560,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(4)	462,561
510,000	3.80%, 03/15/2030	473,996
1,150,000	6.25%, 02/01/2041	1,279,572
	HSBC Holdings plc
2,085,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(4)	1,833,408
1,975,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(4)	1,663,509
655,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(4)	539,307
2,625,000	3.60%, 05/25/2023	2,630,949
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD SOFR + 2.040% thereafter)(4)	529,346
545,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(4)	458,686
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(4)	303,785
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(4)	657,171
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330% thereafter)(4)	785,424
	Morgan Stanley
1,755,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(4)	1,395,508
4,870,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(4)	4,034,556
1,450,000	3.13%, 07/27/2026	1,384,941
1,000,000	3.70%, 10/23/2024	998,826
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,749,645
	Standard Chartered plc
1,130,000	0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 12 mo. USD CMT + 0.780% thereafter)(1)(4)	1,066,772
3,215,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 12 mo. USD CMT + 0.880% thereafter)(1)(4)	3,029,419

The accompanying notes are an integral part of these financial statements.
19

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Commercial Banks - 4.0% - (continued)
$ 1,695,000	UBS Group AG 1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(4)	$ 1,485,174
920,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(4)	795,726
1,133,000	US Bancorp 2.49%, 11/03/2036, (2.49% fixed rate until 11/03/2031; 5 year USD CMT + 0.9500% thereafter)(4)	925,801
	Wells Fargo & Co.
4,344,000	4.48%, 01/16/2024	4,398,959
1,750,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 3 mo. USD SOFR + 2.130% thereafter)(4)	1,629,877
		71,981,864
	Commercial Services - 0.0%
750,000	S&P Global, Inc. 2.90%, 03/01/2032(1)	670,348
	Construction Materials - 0.1%
972,000	Carrier Global Corp. 2.72%, 02/15/2030	842,099
996,000	Johnson Controls International plc 4.95%, 07/02/2064(5)	887,098
		1,729,197
	Diversified Financial Services - 0.5%
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,459,119
	Avolon Holdings Funding Ltd.
799,000	2.13%, 02/21/2026(1)	691,710
430,000	2.53%, 11/18/2027(1)	351,815
1,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	1,869,079
	Intercontinental Exchange, Inc.
3,230,000	1.85%, 09/15/2032	2,519,457
430,000	4.35%, 06/15/2029	425,702
840,000	4.60%, 03/15/2033	837,104
360,000	4.95%, 06/15/2052	355,381
		8,509,367
	Electric - 1.8%
1,200,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	1,019,087
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,847,150
1,293,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 year USD CMT + 4.116% thereafter)(4)	1,137,840
	Consolidated Edison Co. of New York, Inc.
1,020,000	3.20%, 12/01/2051	778,513
370,000	4.50%, 05/15/2058	334,804
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	419,912
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,324,274
	Enel Finance International N.V.
590,000	2.25%, 07/12/2031(1)	464,391
3,905,000	5.00%, 06/15/2032(1)	3,780,237
	Georgia Power Co.
3,290,000	4.70%, 05/15/2032	3,307,633
245,000	4.75%, 09/01/2040	225,450
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	1,516,882
691,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(1)	675,360
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Electric - 1.8% - (continued)
	NextEra Energy Capital Holdings, Inc.
$ 1,290,000	1.90%, 06/15/2028	$ 1,123,721
465,000	5.00%, 07/15/2032	477,684
	Niagara Mohawk Power Corp.
370,000	3.03%, 06/27/2050(1)	254,515
645,000	4.28%, 12/15/2028(1)	635,301
960,000	Oglethorpe Power Corp. 4.50%, 04/01/2047(1)	832,922
1,455,000	Oncor Electric Delivery Co. LLC 3.80%, 06/01/2049	1,285,723
1,250,000	Pacific Gas and Electric Co. 5.90%, 06/15/2032	1,205,534
165,000	PacifiCorp 4.13%, 01/15/2049	148,579
241,000	Pennsylvania Electric Co. 3.60%, 06/01/2029(1)	227,479
	San Diego Gas & Electric Co.
2,715,000	1.70%, 10/01/2030	2,234,536
860,000	3.70%, 03/15/2052	729,854
90,000	3.75%, 06/01/2047	76,349
25,000	4.15%, 05/15/2048	22,945
	SCE Recovery Funding LLC
475,468	0.86%, 11/15/2031	417,473
220,000	1.94%, 05/15/2038	171,157
125,000	2.51%, 11/15/2043	95,593
400,000	Sempra Energy 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 year USD CMT + 2.868% thereafter)(4)	322,775
	Southern Co.
1,050,000	2.95%, 07/01/2023	1,040,509
2,485,000	4.00%, 01/15/2051, (4.00% fixed rate until 10/15/2025; 5 year USD CMT + 3.733% thereafter)(4)	2,227,753
1,625,000	Texas Electric Market Stabilization Funding LLC 4.27%, 08/01/2034(1)	1,615,769
350,000	Tucson Electric Power Co. 4.00%, 06/15/2050	297,428
		32,275,132
	Environmental Control - 0.1%
1,480,000	Republic Services, Inc. 2.30%, 03/01/2030	1,272,928
	Food - 0.1%
	Conagra Brands, Inc.
900,000	1.38%, 11/01/2027	752,462
455,000	4.60%, 11/01/2025	458,226
285,000	McCormick & Co., Inc. 2.50%, 04/15/2030	244,091
480,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	452,241
		1,907,020
	Gas - 0.2%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	306,994
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,765,549
1,220,000	Southern California Gas Co. 2.95%, 04/15/2027	1,156,389
		3,228,932
	Healthcare - Products - 0.2%
2,725,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	2,423,921
1,530,000	Boston Scientific Corp. 2.65%, 06/01/2030	1,338,294
		3,762,215
	Healthcare - Services - 0.7%
475,000	Children's Hospital 2.93%, 07/15/2050	339,754
	CommonSpirit Health
65,000	3.91%, 10/01/2050	52,510
308,000	4.19%, 10/01/2049	260,267
590,000	4.20%, 08/01/2023	596,253

The accompanying notes are an integral part of these financial statements.
20

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Healthcare - Services - 0.7% - (continued)
$ 245,000	4.35%, 11/01/2042	$ 222,342
	Dignity Health
714,000	3.81%, 11/01/2024(6)	708,824
1,353,000	4.50%, 11/01/2042	1,249,168
	Elevance Health, Inc.
1,510,000	2.25%, 05/15/2030	1,293,473
1,710,000	4.10%, 03/01/2028	1,695,057
	HCA, Inc.
770,000	4.63%, 03/15/2052(1)	619,748
425,000	5.25%, 06/15/2049	372,132
	Mercy Health
1,400,000	3.56%, 08/01/2027	1,344,897
455,000	4.30%, 07/01/2028	459,450
1,050,000	Ochsner LSU Health System of North Louisiana 2.51%, 05/15/2031(6)	852,011
335,000	Sutter Health 2.29%, 08/15/2030	288,327
	Toledo Hospital
900,000	5.33%, 11/15/2028	852,400
320,000	5.75%, 11/15/2038	330,728
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	304,966
645,000	4.20%, 05/15/2032	647,713
95,000	4.75%, 05/15/2052	95,574
		12,585,594
	Insurance - 0.6%
375,000	American International Group, Inc. 4.38%, 06/30/2050	334,641
2,815,000	Athene Global Funding 2.50%, 03/24/2028(1)	2,421,975
2,215,000	CNO Global Funding 2.65%, 01/06/2029(1)	1,933,866
1,662,000	Corebridge Financial, Inc. 3.90%, 04/05/2032(1)	1,495,157
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	1,034,485
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	201,218
1,060,000	Five Corners Funding Trust II 2.85%, 05/15/2030(1)	924,403
	Liberty Mutual Group, Inc.
122,000	4.25%, 06/15/2023(1)	121,927
428,000	4.57%, 02/01/2029(1)	421,673
1,520,000	5.50%, 06/15/2052(1)	1,449,812
705,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	698,101
132,000	Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059(1)	98,946
		11,136,204
	Investment Company Security - 0.0%
1,120,000	JAB Holdings B.V. 3.75%, 05/28/2051(1)	781,106
	IT Services - 0.1%
2,440,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	1,811,365
	Lodging - 0.1%
2,003,000	Genting New York LLC 3.30%, 02/15/2026(1)	1,797,257
	Media - 0.2%
1,500,000	Comcast Corp. 4.40%, 08/15/2035	1,458,574
935,000	Discovery Communications LLC 3.95%, 03/20/2028	872,727
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	396,820
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Media - 0.2% - (continued)
$ 250,000	7.30%, 07/01/2038	$ 261,972
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	133,781
		3,123,874
	Oil & Gas - 0.4%
	Equinor ASA
85,000	2.88%, 04/06/2025	83,491
2,470,000	3.00%, 04/06/2027	2,379,734
	Hess Corp.
705,000	5.60%, 02/15/2041	689,299
1,775,000	7.30%, 08/15/2031	1,991,265
	Qatar Energy
935,000	2.25%, 07/12/2031(1)	798,256
780,000	3.13%, 07/12/2041(1)	611,130
615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	586,038
		7,139,213
	Pharmaceuticals - 0.2%
955,000	Bayer U.S. Finance LLC 3.38%, 10/08/2024(1)	932,714
955,000	Cigna Corp. 4.38%, 10/15/2028	947,506
	CVS Health Corp.
113,000	4.30%, 03/25/2028	111,990
685,000	4.88%, 07/20/2035	680,142
650,000	Takeda Pharmaceutical Co., Ltd. 3.18%, 07/09/2050	489,887
		3,162,239
	Pipelines - 0.4%
1,200,000	EIG Pearl Holding S.a.r.l. 3.55%, 08/31/2036(1)	1,023,000
	Energy Transfer L.P.
180,000	4.95%, 06/15/2028	177,668
750,000	5.00%, 05/15/2050	641,886
945,000	5.35%, 05/15/2045	826,640
872,000	7.60%, 02/01/2024	908,726
	Enterprise Products Operating LLC
100,000	3.70%, 01/31/2051	78,662
145,000	3.95%, 01/31/2060	114,889
1,993,785	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,693,976
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	566,399
100,000	3.45%, 10/15/2027(1)	91,617
425,000	TransCanada PipeLines Ltd. 4.10%, 04/15/2030	406,869
		6,530,332
	Real Estate Investment Trusts - 0.1%
1,110,000	CubeSmart L.P. 2.25%, 12/15/2028	950,275
245,000	EPR Properties 4.75%, 12/15/2026	230,494
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	488,198
300,000	1.88%, 07/15/2050(1)	277,340
470,000	2.84%, 01/15/2050(1)	454,000
225,000	3.45%, 03/15/2048(1)	223,121
		2,623,428
	Retail - 0.0%
830,000	Lowe's Cos., Inc. 3.75%, 04/01/2032	772,213
	Semiconductors - 0.3%
375,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027(6)	361,312
	Broadcom, Inc.
800,000	2.60%, 02/15/2033(1)	617,770
1,595,000	3.42%, 04/15/2033(1)	1,322,677
160,000	4.15%, 11/15/2030	146,950

The accompanying notes are an integral part of these financial statements.
21

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Semiconductors - 0.3% - (continued)
$ 2,275,000	Microchip Technology, Inc. 0.97%, 02/15/2024	$ 2,161,546
1,335,000	QUALCOMM, Inc. 4.25%, 05/20/2032(6)	1,362,787
		5,973,042
	Software - 0.2%
	Oracle Corp.
1,600,000	3.60%, 04/01/2050	1,120,883
730,000	3.65%, 03/25/2041	546,554
315,000	3.85%, 04/01/2060	217,986
485,000	3.95%, 03/25/2051	358,454
740,000	S&P Global, Inc. 2.70%, 03/01/2029(1)	674,669
		2,918,546
	Telecommunications - 0.5%
	AT&T, Inc.
835,000	3.50%, 09/15/2053	637,580
84,000	3.65%, 06/01/2051	66,141
146,000	3.85%, 06/01/2060	113,662
200,000	4.30%, 12/15/2042	175,193
450,000	Deutsche Telekom International Finance B.V. 3.60%, 01/19/2027(1)	439,384
576,000	Orange S.A. 9.00%, 03/01/2031	745,203
1,540,003	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(1)	1,540,975
	Verizon Communications, Inc.
5,588,000	2.36%, 03/15/2032	4,646,948
715,000	4.75%, 11/01/2041	686,693
		9,051,779
	Trucking & Leasing - 0.3%
2,185,000	DAE Funding LLC 1.55%, 08/01/2024(1)	2,048,422
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
155,000	2.70%, 11/01/2024(1)	148,937
2,850,000	3.95%, 03/10/2025(1)	2,808,540
		5,005,899
	Total Corporate Bonds (cost $237,189,369)	$ 217,868,290
FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
	Qatar - 0.1%
1,680,000	Qatar Government International Bond 3.88%, 04/23/2023(1)	$ 1,685,876
	Saudi Arabia - 0.0%
800,000	Saudi Government International Bond 2.88%, 03/04/2023(1)	797,909
	Total Foreign Government Obligations (cost $2,465,422)	$ 2,483,785
MUNICIPAL BONDS - 0.9%
	Airport - 0.1%
	Dallas Fort Worth International Airport
60,000	4.09%, 11/01/2051	$ 58,522
375,000	4.51%, 11/01/2051	364,486
		423,008
	General - 0.2%
815,000	California State Health Facs Finance Auth Rev 4.35%, 06/01/2041	763,496
365,000	City of Sacramento, CA, (AGM Insured) 6.42%, 08/01/2023	377,890
540,000	Kansas State Dev Finance Auth 2.77%, 05/01/2051	415,544
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.9% - (continued)
	General - 0.2% - (continued)
$ 1,250,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	$ 1,420,286
750,000	Sales Tax Securitization Corp., IL Rev 4.79%, 01/01/2048	762,430
		3,739,646
	General Obligation - 0.3%
5,000,000	State of Illinois, GO 5.10%, 06/01/2033	5,030,447
	Power - 0.0%
246,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	245,695
	Tobacco - 0.0%
	Golden State, CA, Tobacco Securitization Corp.
35,000	2.75%, 06/01/2034	30,171
165,000	3.00%, 06/01/2046	144,996
75,000	3.29%, 06/01/2042	60,496
		235,663
	Transportation - 0.2%
185,000	Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/01/2040	221,848
	Foothill-Eastern Transportation Corridor Agency, CA, (AGM Insured)
705,000	3.92%, 01/15/2053	614,037
95,000	4.09%, 01/15/2049	83,023
875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	1,008,301
	Metropolitan Transportation Auth, NY, Rev
35,000	6.20%, 11/15/2026	36,577
375,000	6.67%, 11/15/2039	448,070
785,000	6.81%, 11/15/2040	949,042
710,000	Port Authority of New York & New Jersey 3.18%, 07/15/2060	531,073
		3,891,971
	Utility - Electric - 0.1%
785,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	896,624
834,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	978,867
		1,875,491
	Total Municipal Bonds (cost $16,490,857)	$ 15,441,921
U.S. GOVERNMENT AGENCIES - 0.3%
	Mortgage-Backed Agencies - 0.3%
	FHLMC - 0.1%
210,464	1.73%, 08/25/2033, 1 mo. USD SOFR + 0.800%(1)(3)	$ 209,108
4,215	2.65%, 04/01/2029, 12 mo. USD CMT + 2.238%(3)	4,195
534,418	3.73%, 10/25/2050, 1 mo. USD SOFR + 2.800%(1)(3)	535,248
8,769	4.00%, 03/01/2041	8,866
1,031,301	4.12%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(3)	1,024,884
290,947	6.62%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(3)	300,450
		2,082,751
	FNMA - 0.1%
89,226	1.33%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(3)	88,950

The accompanying notes are an integral part of these financial statements.
22

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.3% - (continued)
	Mortgage-Backed Agencies - 0.3% - (continued)
	FNMA - 0.1% - (continued)
$ 6,479	4.50%, 11/01/2023	$ 6,543
67,260	4.50%, 03/01/2038	69,132
23,539	4.50%, 11/01/2039	24,325
16,568	4.50%, 04/01/2040	17,121
42,895	4.50%, 08/01/2040	44,325
13,129	4.50%, 02/01/2041	13,566
258,176	4.50%, 04/01/2041	265,993
141,135	4.50%, 06/01/2041	143,567
195,582	4.50%, 07/01/2041	202,112
40,068	4.50%, 09/01/2041	41,027
34,553	4.50%, 07/01/2044	34,911
		951,572
	GNMA - 0.1%
37,866	5.00%, 07/15/2037	39,934
1,781	6.00%, 06/15/2024	1,871
2,430	6.00%, 07/15/2026	2,557
838	6.00%, 03/15/2028	883
20,779	6.00%, 04/15/2028	21,922
29,482	6.00%, 05/15/2028	31,046
12,807	6.00%, 06/15/2028	13,486
13,899	6.00%, 07/15/2028	14,635
4,800	6.00%, 08/15/2028	5,055
29,624	6.00%, 09/15/2028	31,194
50,969	6.00%, 10/15/2028	53,657
40,491	6.00%, 11/15/2028	42,636
53,988	6.00%, 12/15/2028	56,855
922	6.00%, 12/15/2031	979
11,698	6.00%, 09/15/2032	12,691
4,409	6.00%, 11/15/2032	4,717
1,635	6.00%, 04/15/2033	1,722
57,262	6.00%, 06/15/2033	61,438
16,851	6.00%, 10/15/2033	18,654
1,500	6.00%, 11/15/2033	1,632
21,118	6.00%, 10/15/2034	22,267
49,591	6.00%, 01/15/2035	52,344
5,969	6.00%, 05/15/2035	6,288
6,660	6.00%, 06/15/2035	7,023
137	6.50%, 03/15/2026	144
1,917	6.50%, 01/15/2028	2,015
21,786	6.50%, 03/15/2028	22,992
48,041	6.50%, 04/15/2028	50,500
11,504	6.50%, 05/15/2028	12,090
69,548	6.50%, 06/15/2028	73,092
4,804	6.50%, 10/15/2028	5,049
1,265	6.50%, 02/15/2035	1,355
4,520	7.00%, 11/15/2031	4,759
2,438	7.00%, 03/15/2032	2,566
568,937	7.00%, 11/15/2032	622,889
66,298	7.00%, 01/15/2033	71,490
76,945	7.00%, 05/15/2033	82,836
11,193	7.00%, 07/15/2033	11,989
85,260	7.00%, 11/15/2033	91,987
32,337	7.50%, 09/16/2035	34,661
66	8.00%, 09/15/2026	69
14	8.00%, 11/15/2026	14
3,038	8.00%, 12/15/2026	3,198
48	8.00%, 09/15/2027	48
2,206	8.00%, 07/15/2029	2,367
1,465	8.00%, 12/15/2029	1,531
3,165	8.00%, 01/15/2030	3,214
1,568	8.00%, 02/15/2030	1,573
647	8.00%, 03/15/2030	649
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.3% - (continued)
	Mortgage-Backed Agencies - 0.3% - (continued)
	GNMA - 0.1% - (continued)
$ 6,902	8.00%, 04/15/2030	$ 6,921
3,463	8.00%, 05/15/2030	3,541
18,445	8.00%, 06/15/2030	19,024
1,039	8.00%, 07/15/2030	1,055
25,273	8.00%, 08/15/2030	25,912
12,147	8.00%, 09/15/2030	12,330
4,589	8.00%, 11/15/2030	4,601
58,904	8.00%, 12/15/2030	60,400
		1,742,347
	Total U.S. Government Agencies (cost $4,749,419)	$ 4,776,670
U.S. GOVERNMENT SECURITIES - 18.3%
	U.S. Treasury Securities - 18.3%
	U.S. Treasury Bonds - 6.0%
7,125,000	2.25%, 02/15/2052	$ 5,913,750
870,000	2.38%, 02/15/2042	741,811
17,710,000	2.50%, 02/15/2045(7)	15,119,913
2,624,000	2.75%, 11/15/2047	2,368,262
31,865,000	2.88%, 05/15/2052	30,346,434
37,425,000	3.25%, 05/15/2042	36,723,281
14,935,000	4.38%, 02/15/2038	17,459,365
		108,672,816
	U.S. Treasury Notes - 12.3%
1,175,000	0.13%, 05/15/2023	1,147,277
2,500,000	0.13%, 05/31/2023	2,437,988
7,700,000	0.13%, 06/30/2023	7,490,355
15,470,000	0.25%, 09/30/2023	14,968,434
290,000	0.25%, 05/31/2025	267,899
5,320,000	0.25%, 07/31/2025	4,890,036
5,580,000	0.25%, 08/31/2025	5,115,073
13,405,000	0.25%, 09/30/2025	12,260,862
4,050,000	0.38%, 10/31/2023	3,916,318
8,325,000	0.38%, 11/30/2025	7,612,497
6,815,000	0.38%, 12/31/2025	6,218,421
7,435,000	0.38%, 01/31/2026	6,768,754
4,300,000	0.50%, 02/28/2026	3,924,086
1,560,000	0.63%, 07/31/2026	1,416,675
3,620,000	0.75%, 03/31/2026	3,329,127
5,655,000	0.75%, 04/30/2026	5,190,671
3,455,000	0.75%, 05/31/2026	3,165,239
2,305,000	0.75%, 08/31/2026	2,101,062
3,350,000	0.88%, 01/31/2024	3,243,873
10,155,000	0.88%, 06/30/2026	9,335,063
7,530,000	0.88%, 09/30/2026	6,887,009
3,745,000	1.13%, 10/31/2026	3,456,957
12,080,000	1.25%, 11/30/2026	11,200,897
7,725,000	1.25%, 12/31/2026	7,150,755
960,000	1.25%, 03/31/2028	868,688
150,000	1.25%, 05/31/2028	135,346
1,480,000	1.25%, 09/30/2028	1,328,011
1,020,000	1.38%, 10/31/2028	921,307
1,085,000	1.50%, 02/29/2024	1,060,206
14,980,000	1.50%, 01/31/2027	14,006,885
530,000	1.50%, 11/30/2028	482,134
2,905,000	1.63%, 10/31/2026	2,739,778
5,205,000	1.88%, 02/28/2027	4,948,410
7,680,000	2.00%, 11/15/2026	7,353,000
3,080,000	2.50%, 04/30/2024	3,055,697
3,200,000	2.50%, 05/31/2024	3,173,750
17,090,000	2.50%, 03/31/2027	16,698,799
285,000	2.63%, 04/15/2025	282,195

The accompanying notes are an integral part of these financial statements.
23

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 18.3% - (continued)
	U.S. Treasury Securities - 18.3% - (continued)
	U.S. Treasury Notes - 12.3% - (continued)
$ 2,770,000	2.63%, 05/31/2027	$ 2,721,741
935,000	2.75%, 05/15/2025	928,718
7,460,000	2.75%, 04/30/2027	7,370,247
1,040,000	2.75%, 05/31/2029	1,021,638
2,320,000	2.88%, 06/15/2025	2,310,771
11,955,000	2.88%, 05/15/2032	11,855,998
4,550,000	3.25%, 06/30/2027	4,597,097
		221,355,744
	Total U.S. Government Securities (cost $342,212,039)	$ 330,028,560
COMMON STOCKS - 65.6%
	Automobiles & Components - 0.8%
533,533	Gentex Corp.	$ 14,922,918
	Banks - 3.3%
230,184	JP Morgan Chase & Co.	25,921,020
137,295	M&T Bank Corp.	21,883,450
74,829	PNC Financial Services Group, Inc.	11,805,772
		59,610,242
	Capital Goods - 6.3%
158,216	Fortune Brands Home & Security, Inc.	9,473,974
61,631	General Dynamics Corp.	13,635,859
70,098	Hubbell, Inc.	12,518,101
315,905	Johnson Controls International plc	15,125,531
73,823	L3Harris Technologies, Inc.	17,843,019
106,821	Middleby Corp.*	13,391,080
32,844	Northrop Grumman Corp.	15,718,153
171,315	Raytheon Technologies Corp.	16,465,085
		114,170,802
	Consumer Durables & Apparel - 0.6%
157,135	Lennar Corp. Class A	11,089,017
	Consumer Services - 0.9%
204,791	Starbucks Corp.	15,643,984
	Diversified Financials - 3.8%
278,235	Ares Management Corp. Class A	15,820,442
71,009	LPL Financial Holdings, Inc.	13,099,740
234,128	Morgan Stanley	17,807,776
64,341	S&P Global, Inc.	21,686,778
		68,414,736
	Energy - 1.1%
89,751	Pioneer Natural Resources Co.	20,021,653
	Food & Staples Retailing - 0.7%
155,102	Sysco Corp.	13,138,690
	Food, Beverage & Tobacco - 1.5%
322,846	Keurig Dr Pepper, Inc.	11,425,520
234,848	Mondelez International, Inc. Class A	14,581,712
		26,007,232
	Health Care Equipment & Services - 6.9%
63,420	Becton Dickinson and Co.	15,634,933
381,106	Boston Scientific Corp.*	14,203,821
222,953	Centene Corp.*	18,864,053
52,202	Elevance Health, Inc.	25,191,641
160,144	Medtronic plc	14,372,924
70,594	UnitedHealth Group, Inc.	36,259,196
		124,526,568
Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.6% - (continued)
	Household & Personal Products - 0.8%
292,813	Unilever plc ADR	$ 13,419,620
	Insurance - 3.0%
83,915	Chubb Ltd.	16,496,011
353,756	MetLife, Inc.	22,212,339
125,277	Progressive Corp.	14,565,957
		53,274,307
	Materials - 1.2%
505,019	Axalta Coating Systems Ltd.*	11,165,970
192,663	Sealed Air Corp.	11,120,508
		22,286,478
	Media & Entertainment - 7.7%
29,862	Alphabet, Inc. Class C*	65,321,632
495,221	Comcast Corp. Class A	19,432,472
142,564	Electronic Arts, Inc.	17,342,911
160,469	Meta Platforms, Inc. Class A*	25,875,626
163,233	Omnicom Group, Inc.	10,383,251
		138,355,892
	Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
248,585	AstraZeneca plc ADR	16,424,011
93,017	Eli Lilly & Co.	30,158,902
601,557	Pfizer, Inc.	31,539,634
36,983	Roche Holding AG	12,363,410
63,203	Vertex Pharmaceuticals, Inc.*	17,809,973
		108,295,930
	Real Estate - 1.7%
347,558	Gaming and Leisure Properties, Inc. REIT	15,939,010
165,905	Welltower, Inc. REIT	13,662,277
		29,601,287
	Retailing - 2.6%
11,702,200	Allstar Co.(8)(9)(10)(11)	—
81,832	Home Depot, Inc.	22,444,062
279,986	TJX Cos., Inc.	15,637,218
279,345	Victoria's Secret & Co.*	7,813,280
		45,894,560
	Semiconductors & Semiconductor Equipment - 3.3%
126,047	Analog Devices, Inc.	18,414,206
35,935	KLA Corp.	11,466,140
215,082	Micron Technology, Inc.	11,889,733
143,924	QUALCOMM, Inc.	18,384,852
		60,154,931
	Software & Services - 8.9%
87,023	Accenture plc Class A	24,161,936
166,150	Amdocs Ltd.	13,841,957
118,589	Global Payments, Inc.	13,120,687
343,604	Microsoft Corp.	88,247,815
129,257	salesforce.com, Inc.*	21,332,575
		160,704,970
	Technology Hardware & Equipment - 3.1%
563,591	Cisco Systems, Inc.	24,031,520
539,707	Corning, Inc.	17,006,168
90,061	F5, Inc.*	13,782,935
		54,820,623
	Transportation - 0.7%
272,030	Knight-Swift Transportation Holdings, Inc.	12,592,269

The accompanying notes are an integral part of these financial statements.
24

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 65.6% - (continued)
	Utilities - 0.7%
287,552	Exelon Corp.		$ 13,031,857
	Total Common Stocks (cost $831,635,877)		$ 1,179,978,566
	Total Long-Term Investments (Cost $1,464,015,101)		$ 1,777,725,023
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.9%
$ 16,846,272	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2022 at 1.440%, due on 07/01/2022 with a maturity value of $16,846,946; collateralized by U.S. Treasury Note at 2.125%, maturing 05/15/2025, with a market value of $17,183,255		$ 16,846,272
	Securities Lending Collateral - 0.1%
490,314	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(12)		490,314
438,881	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(12)		438,881
			929,195
	Total Short-Term Investments (cost $17,775,467)		$ 17,775,467
	Total Investments (cost $1,481,790,568)	99.8%	$ 1,795,500,490
	Other Assets and Liabilities	0.2%	4,334,840
	Total Net Assets	100.0%	$ 1,799,835,330
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $110,377,878, representing 6.1% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2022. Base lending rates may be subject to a floor or cap.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2022, the market value of securities pledged was $384,188.
(8)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(9)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2022, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	11,702,200	$ —	$ —

(11)	Investment valued using significant unobservable inputs.
(12)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	193	09/30/2022	$ 40,533,016	$ (250,993)
The accompanying notes are an integral part of these financial statements.
25

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Futures Contracts Outstanding at June 30, 2022 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury 5-Year Note Future	36	09/30/2022	$ 4,041,000	$ (33,547)
Total				$ (284,540)
Short position contracts:
U.S. Treasury 10-Year Note Future	3	09/21/2022	$ 355,594	$ 197
U.S. Treasury 10-Year Ultra Bond Future	64	09/21/2022	8,152,000	27,968
Total				$ 28,165
Total futures contracts				$ (256,375)

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.IGS.38.V1	USD	6,645,000	1.00%	06/20/2027	Quarterly	$ 56,076	$ (2,009)	$ (58,085)
Total centrally cleared credit default swap contracts						$ 56,076	$ (2,009)	$ (58,085)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
26

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 27,147,231	$ —	$ 27,147,231	$ —
Corporate Bonds	217,868,290	—	217,868,290	—
Foreign Government Obligations	2,483,785	—	2,483,785	—
Municipal Bonds	15,441,921	—	15,441,921	—
U.S. Government Agencies	4,776,670	—	4,776,670	—
U.S. Government Securities	330,028,560	—	330,028,560	—
Common Stocks
Automobiles & Components	14,922,918	14,922,918	—	—
Banks	59,610,242	59,610,242	—	—
Capital Goods	114,170,802	114,170,802	—	—
Consumer Durables & Apparel	11,089,017	11,089,017	—	—
Consumer Services	15,643,984	15,643,984	—	—
Diversified Financials	68,414,736	68,414,736	—	—
Energy	20,021,653	20,021,653	—	—
Food & Staples Retailing	13,138,690	13,138,690	—	—
Food, Beverage & Tobacco	26,007,232	26,007,232	—	—
Health Care Equipment & Services	124,526,568	124,526,568	—	—
Household & Personal Products	13,419,620	13,419,620	—	—
Insurance	53,274,307	53,274,307	—	—
Materials	22,286,478	22,286,478	—	—
Media & Entertainment	138,355,892	138,355,892	—	—
Pharmaceuticals, Biotechnology & Life Sciences	108,295,930	95,932,520	12,363,410	—
Real Estate	29,601,287	29,601,287	—	—
Retailing	45,894,560	45,894,560	—	—
Semiconductors & Semiconductor Equipment	60,154,931	60,154,931	—	—
Software & Services	160,704,970	160,704,970	—	—
Technology Hardware & Equipment	54,820,623	54,820,623	—	—
Transportation	12,592,269	12,592,269	—	—
Utilities	13,031,857	13,031,857	—	—
Short-Term Investments	17,775,467	929,195	16,846,272	—
Futures Contracts(2)	28,165	28,165	—	—
Total	$ 1,795,528,655	$ 1,168,572,516	$ 626,956,139	$ —
Liabilities
Futures Contracts(2)	$ (284,540)	$ (284,540)	$ —	$ —
Swaps - Credit Default(2)	(58,085)	—	(58,085)	—
Total	$ (342,625)	$ (284,540)	$ (58,085)	$ —

(1)	For the six-month period ended June 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
27

Hartford Capital Appreciation HLS Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Automobiles & Components - 0.4%
214,524	General Motors Co.*	$ 6,813,282
98,393	Thor Industries, Inc.	7,352,909
		14,166,191
	Banks - 1.3%
106,757	JP Morgan Chase & Co.	12,021,906
93,439	M&T Bank Corp.	14,893,242
172,073	Royal Bank of Canada	16,661,885
		43,577,033
	Capital Goods - 6.9%
89,948	Airbus SE	8,797,801
124,001	AMETEK, Inc.	13,626,470
52,504	Boeing Co.*	7,178,347
78,415	HEICO Corp.	10,281,775
350,600	HF Global, Inc.(1)(2)(3)	6,924,350
250,373	Honeywell International, Inc.	43,517,331
76,781	IDEX Corp.	13,945,733
449,226	Johnson Controls International plc	21,508,941
21,918	Lockheed Martin Corp.	9,423,863
41,823	Middleby Corp.*	5,242,931
97,349	Northrop Grumman Corp.	46,588,311
132,973	PACCAR, Inc.	10,948,997
80,347	Snap-on, Inc.	15,830,770
299,665	Westinghouse Air Brake Technologies Corp.	24,596,503
		238,412,123
	Commercial & Professional Services - 1.4%
69,072	Copart, Inc.*	7,505,363
139,438	CoStar Group, Inc.*	8,423,450
173,548	Leidos Holdings, Inc.	17,478,019
85,396	Verisk Analytics, Inc. Class A	14,781,194
		48,188,026
	Consumer Durables & Apparel - 3.4%
71,683	Garmin Ltd.	7,042,855
280,452	Lennar Corp. Class A	19,791,498
90,113	Lululemon Athletica, Inc.*	24,565,705
386,781	NIKE, Inc. Class B	39,529,018
2,151	NVR, Inc.*	8,612,905
311,657	Peloton Interactive, Inc. Class A*	2,861,011
110,753	Steven Madden Ltd.	3,567,354
244,447	VF Corp.	10,797,224
		116,767,570
	Consumer Services - 2.9%
286,409	Airbnb, Inc. Class A*	25,513,314
607,497	Compass Group plc	12,472,754
434,889	DraftKings, Inc. Class A*(4)	5,075,155
417,583	Las Vegas Sands Corp.*	14,026,613
156,229	McDonald's Corp.	38,569,815
204,497	Six Flags Entertainment Corp.*	4,437,585
		100,095,236
	Diversified Financials - 5.4%
202,694	American Express Co.	28,097,442
213,467	Apollo Global Management, Inc.	10,348,880
290,144	Bank of New York Mellon Corp.	12,101,906
19,836	BlackRock, Inc.	12,080,917
448,748	Charles Schwab Corp.	28,351,899
375,278	Equitable Holdings, Inc.	9,783,498
16,158	Goldman Sachs Group, Inc.	4,799,249
42,621	Moody's Corp.	11,591,633
194,100	Raymond James Financial, Inc.	17,354,481
46,496	S&P Global, Inc.	15,671,942
102,952	T Rowe Price Group, Inc.	11,696,377
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Diversified Financials - 5.4% - (continued)
147,403	Tradeweb Markets, Inc. Class A	$ 10,060,255
228,217	Voya Financial, Inc.	13,585,758
		185,524,237
	Energy - 1.8%
170,047	Baker Hughes Co.	4,909,257
403,152	Canadian Natural Resources Ltd.	21,641,199
311,771	Cenovus Energy, Inc.	5,926,767
92,948	ConocoPhillips	8,347,660
64,279	Diamondback Energy, Inc.	7,787,401
18,545	Pioneer Natural Resources Co.	4,137,019
290,010	Schlumberger N.V.	10,370,757
		63,120,060
	Food, Beverage & Tobacco - 4.5%
659,525	Coca-Cola Co.	41,490,718
247,994	General Mills, Inc.	18,711,147
662,759	Keurig Dr Pepper, Inc.	23,455,041
38,200	Monster Beverage Corp.*	3,541,140
282,651	PepsiCo., Inc.	47,106,616
199,321	Philip Morris International, Inc.	19,680,955
		153,985,617
	Health Care Equipment & Services - 9.5%
392,070	Baxter International, Inc.	25,182,656
58,747	Becton Dickinson and Co.	14,482,898
316,729	Boston Scientific Corp.*	11,804,490
250,911	Centene Corp.*	21,229,580
187,773	CVS Health Corp.	17,399,046
332,695	Dentsply Sirona, Inc.	11,887,192
118,012	DexCom, Inc.*	8,795,434
175,828	Encompass Health Corp.	9,855,159
60,882	Humana, Inc.	28,497,038
95,158	Insulet Corp.*	20,738,735
77,108	Intuitive Surgical, Inc.*	15,476,347
346,795	Medtronic plc	31,124,851
133,392	Stryker Corp.	26,535,671
27,565	Teleflex, Inc.	6,776,855
100,904	UnitedHealth Group, Inc.	51,827,322
119,931	Veeva Systems, Inc. Class A*	23,751,135
		325,364,409
	Household & Personal Products - 2.9%
563,547	Colgate-Palmolive Co.	45,162,656
267,891	Procter & Gamble Co.	38,520,047
379,967	Unilever plc	17,318,817
		101,001,520
	Insurance - 4.7%
225,966	Brown & Brown, Inc.	13,182,856
346,459	Chubb Ltd.	68,106,910
157,534	Globe Life, Inc.	15,354,839
286,647	Marsh & McLennan Cos., Inc.	44,501,947
298,643	MetLife, Inc.	18,751,794
		159,898,346
	Materials - 4.3%
43,027	Albemarle Corp.	8,991,782
349,690	CRH plc	12,050,495
240,385	Ecolab, Inc.	36,961,598
189,035	FMC Corp.	20,228,635
103,633	Linde plc*	29,797,596
66,006	Nutrien Ltd.	5,260,018
107,329	PPG Industries, Inc.	12,271,998
110,088	Reliance Steel & Aluminum Co.	18,699,548
69,586	Rio Tinto plc ADR(4)	4,244,746
		148,506,416

The accompanying notes are an integral part of these financial statements.
28

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Media & Entertainment - 7.2%
34,782	Alphabet, Inc. Class A*	$ 75,799,021
10,744	Cable One, Inc.	13,852,454
24,976	Charter Communications, Inc. Class A*	11,702,005
132,122	Electronic Arts, Inc.	16,072,641
231,022	Match Group, Inc.*	16,099,923
290,714	Meta Platforms, Inc. Class A*	46,877,633
223,864	Omnicom Group, Inc.	14,239,989
142,531	Roku, Inc.*	11,707,496
696,444	Snap, Inc. Class A*	9,144,310
61,127	Spotify Technology S.A.*	5,735,547
45,308	Take-Two Interactive Software, Inc.*	5,551,589
140,410	Walt Disney Co.*	13,254,704
164,435	ZoomInfo Technologies, Inc. Class A*	5,465,820
		245,503,132
	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
55,913	Agilent Technologies, Inc.	6,640,787
12,347	Alnylam Pharmaceuticals, Inc.*	1,800,810
145,274	Apellis Pharmaceuticals, Inc.*	6,569,290
220,711	AstraZeneca plc ADR	14,582,376
467,325	Avantor, Inc.*	14,533,808
50,399	Biogen, Inc.*	10,278,372
256,116	Danaher Corp.	64,930,528
52,469	Eli Lilly & Co.	17,012,024
1	Euroapi S.A.*	16
230,198	Exact Sciences Corp.*	9,067,499
57,000	Jazz Pharmaceuticals plc*	8,892,570
242,754	Johnson & Johnson	43,091,263
341,324	Pfizer, Inc.	17,895,617
220,482	PTC Therapeutics, Inc.*	8,832,509
15,022	Regeneron Pharmaceuticals, Inc.*	8,879,955
83,065	Sanofi	8,376,775
126,066	Seagen, Inc.*	22,306,118
119,106	Ultragenyx Pharmaceutical, Inc.*	7,105,864
22,547	Vertex Pharmaceuticals, Inc.*	6,353,519
		277,149,700
	Real Estate - 3.0%
143,812	American Tower Corp. REIT	36,756,909
416,900	Americold Realty Trust REIT	12,523,676
32,556	AvalonBay Communities, Inc. REIT	6,324,003
19,413	Equinix, Inc. REIT	12,754,729
52,375	Innovative Industrial Properties, Inc. REIT	5,754,441
645,721	VICI Properties, Inc. REIT	19,236,029
107,511	Welltower, Inc. REIT	8,853,531
		102,203,318
	Retailing - 5.2%
8,451,700	Allstar Co.(1)(2)(3)(5)	—
416,795	Amazon.com, Inc.*	44,267,797
8,131	AutoZone, Inc.*	17,474,495
79,396	CarMax, Inc.*	7,183,750
192,397	Chewy, Inc. Class A*(4)	6,680,024
61,159	Dollar Tree, Inc.*	9,531,630
157,576	Etsy, Inc.*	11,536,139
108,790	Ross Stores, Inc.	7,640,322
1,073,503	TJX Cos., Inc.	59,955,142
115,140	Tory Burch LLC(1)(2)(3)	4,077,095
25,112	Ulta Beauty, Inc.*	9,680,174
		178,026,568
	Semiconductors & Semiconductor Equipment - 2.3%
53,098	Advanced Micro Devices, Inc.*	4,060,404
289,058	Micron Technology, Inc.	15,979,126
152,227	NVIDIA Corp.	23,076,091
73,417	NXP Semiconductors N.V.	10,867,918
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Semiconductors & Semiconductor Equipment - 2.3% - (continued)
60,971	QUALCOMM, Inc.	$ 7,788,436
22,464	SolarEdge Technologies, Inc.*	6,147,948
68,120	Synaptics, Inc.*	8,041,566
42,182	Universal Display Corp.	4,266,287
		80,227,776
	Software & Services - 14.0%
106,263	Accenture plc Class A	29,503,922
171,029	Block, Inc. Class A*	10,511,442
210,126	Cognizant Technology Solutions Corp. Class A	14,181,404
88,366	DocuSign, Inc. Class A*	5,070,441
207,319	Dynatrace, Inc.*	8,176,661
193,291	Fidelity National Information Services, Inc.	17,718,986
57,535	Five9, Inc.*	5,243,740
63,937	FleetCor Technologies, Inc.*	13,433,803
467,640	Genpact Ltd.	19,809,230
168,579	GoDaddy, Inc. Class A*	11,726,355
66,602	Guidewire Software, Inc.*	4,728,076
30,653	Intuit, Inc.	11,814,892
134,374	Mastercard, Inc. Class A	42,392,310
312,354	Microsoft Corp.	80,221,878
55,214	MongoDB, Inc. Class A*	14,328,033
94,492	Okta, Inc.*	8,542,077
27,208	Palo Alto Networks, Inc.*	13,439,120
43,919	Paycom Software, Inc.*	12,302,590
119,686	salesforce.com, Inc.*	19,752,977
5,611	Sharecare, Inc. Earnout(1)(2)(3)	887
109,790	Shopify, Inc. Class A*	3,429,840
54,829	Synopsys, Inc.*	16,651,567
321,507	Visa, Inc. Class A	63,301,513
153,113	VMware, Inc. Class A	17,451,820
727,581	Western Union Co.	11,983,259
56,628	WEX, Inc.*	8,809,052
127,337	Workday, Inc. Class A*	17,773,698
		482,299,573
	Technology Hardware & Equipment - 3.4%
237,945	Apple, Inc.	32,531,840
171,955	Arista Networks, Inc.*	16,119,062
143,008	CDW Corp.	22,532,341
99,262	F5, Inc.*	15,191,056
573,942	Flex Ltd.*	8,304,941
155,352	II-VI, Inc.*	7,915,184
96,987	Lumentum Holdings, Inc.*	7,702,708
138,626	Samsung Electronics Co., Ltd.	6,114,425
		116,411,557
	Telecommunication Services - 0.9%
227,624	T-Mobile U.S., Inc.*	30,624,533
	Transportation - 1.4%
55,090	J.B. Hunt Transport Services, Inc.	8,675,023
270,721	Knight-Swift Transportation Holdings, Inc.	12,531,675
132,922	Union Pacific Corp.	28,349,604
		49,556,302
	Utilities - 2.0%
135,440	Avangrid, Inc.	6,246,493
181,844	Duke Energy Corp.	19,495,495
458,776	Exelon Corp.	20,791,728
1,203,204	Iberdrola S.A.	12,527,042
152,107	Pinnacle West Capital Corp.	11,122,064
		70,182,822
	Total Common Stocks (cost $3,156,827,832)	$ 3,330,792,065

The accompanying notes are an integral part of these financial statements.
29

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.0%
Software & Services - 0.0%
58	Magic Leap, Inc. Series C(1)(2)(3)		$ 278
50,200	Nanigans, Inc. Series D(1)(2)(3)		—
	Total Convertible Preferred Stocks (cost $1,227,675)		$ 278
EXCHANGE-TRADED FUNDS - 0.7%
Other Investment Pools & Funds - 0.7%
117,913	iShares Russell 1000 Growth ETF (4)		$ 25,787,573
	Total Exchange-Traded Funds (cost $26,842,167)		$ 25,787,573
WARRANTS - 0.0%
Software & Services - 0.0%
118,391	Nanigans, Inc. Expires 6/18/28(1)(2)(3)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (Cost $3,184,897,674)		$ 3,356,579,916
SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreements - 1.9%
$ 66,114,216	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2022 at 1.440%, due on 07/01/2022 with a maturity value of $66,116,861; collateralized by U.S. Treasury Note at 0.875%, maturing 11/15/2030, with a market value of $1,925,263, collateralized by U.S. Treasury Note at 0.250%, maturing 08/31/2025, with a market value of $25,592,464 and collateralized by U.S. Treasury Note at 0.250%, maturing 09/30/2025, with a market value of $39,918,842		$ 66,114,216
Securities Lending Collateral - 0.5%
7,922,474	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(6)		7,922,474
7,091,432	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(6)		7,091,432
15,013,906
	Total Short-Term Investments (cost $81,128,122)		$ 81,128,122
	Total Investments (cost $3,266,025,796)	100.0%	$ 3,437,708,038
	Other Assets and Liabilities	(0.0)%	(96,663)
	Total Net Assets	100.0%	$ 3,437,611,375
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2022, the aggregate fair value of these securities are $11,002,610, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $11,002,610 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	8,451,700	$ —	$ —
06/2015	HF Global, Inc.	350,600	4,713,607	6,924,350
12/2015	Magic Leap, Inc. Series C Convertible Preferred	58	679,566	278
03/2015	Nanigans, Inc. Series D Convertible Preferred	50,200	548,109	—
12/2021	Nanigans, Inc. Expires 6/18/28 Warrants	118,391	—	—
07/2021	Sharecare, Inc. Earnout	5,611	—	887
11/2013	Tory Burch LLC	115,140	9,024,247	4,077,095
			$ 14,965,529	$ 11,002,610

(3)	Investment valued using significant unobservable inputs.
(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(6)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.
30

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Futures Contracts Outstanding at June 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
NASDAQ 100 E-MINI Future	322	09/16/2022	$ 74,249,980	$ (7,190,302)
Total futures contracts				$ (7,190,302)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 14,166,191	$ 14,166,191	$ —	$ —
Banks	43,577,033	43,577,033	—	—
Capital Goods	238,412,123	222,689,972	8,797,801	6,924,350
Commercial & Professional Services	48,188,026	48,188,026	—	—
Consumer Durables & Apparel	116,767,570	116,767,570	—	—
Consumer Services	100,095,236	87,622,482	12,472,754	—
Diversified Financials	185,524,237	185,524,237	—	—
Energy	63,120,060	63,120,060	—	—
Food, Beverage & Tobacco	153,985,617	153,985,617	—	—
Health Care Equipment & Services	325,364,409	325,364,409	—	—
Household & Personal Products	101,001,520	83,682,703	17,318,817	—
Insurance	159,898,346	159,898,346	—	—
Materials	148,506,416	136,455,921	12,050,495	—
Media & Entertainment	245,503,132	245,503,132	—	—
Pharmaceuticals, Biotechnology & Life Sciences	277,149,700	268,772,925	8,376,775	—
Real Estate	102,203,318	102,203,318	—	—
Retailing	178,026,568	173,949,473	—	4,077,095
Semiconductors & Semiconductor Equipment	80,227,776	80,227,776	—	—
Software & Services	482,299,573	482,298,686	—	887
Technology Hardware & Equipment	116,411,557	110,297,132	6,114,425	—
Telecommunication Services	30,624,533	30,624,533	—	—
Transportation	49,556,302	49,556,302	—	—
Utilities	70,182,822	57,655,780	12,527,042	—
Convertible Preferred Stocks	278	—	—	278
Exchange-Traded Funds	25,787,573	25,787,573	—	—
Warrants	—	—	—	—
Short-Term Investments	81,128,122	15,013,906	66,114,216	—
Total	$ 3,437,708,038	$ 3,282,933,103	$ 143,772,325	$ 11,002,610
Liabilities
Futures Contracts(2)	$ (7,190,302)	$ (7,190,302)	$ —	$ —
Total	$ (7,190,302)	$ (7,190,302)	$ —	$ —

(1)	For the six-month period ended June 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
31

Hartford Disciplined Equity HLS Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Automobiles & Components - 1.5%
1,448,590	Ford Motor Co.	$ 16,122,807
32,329	Tesla, Inc.*	21,770,995
		37,893,802
	Banks - 4.6%
1,522,217	Bank of America Corp.	47,386,615
488,278	JP Morgan Chase & Co.	54,984,986
114,004	PNC Financial Services Group, Inc.	17,986,411
		120,358,012
	Capital Goods - 7.1%
241,199	AMETEK, Inc.	26,505,358
93,903	Deere & Co.	28,121,131
278,308	Fortune Brands Home & Security, Inc.	16,665,083
127,450	IDEX Corp.	23,148,744
138,741	Illinois Tool Works, Inc.	25,285,547
509,318	Johnson Controls International plc	24,386,146
417,295	Raytheon Technologies Corp.	40,106,223
		184,218,232
	Commercial & Professional Services - 1.6%
236,508	Leidos Holdings, Inc.	23,818,721
133,944	Republic Services, Inc. Class A	17,529,251
		41,347,972
	Consumer Durables & Apparel - 1.1%
292,169	NIKE, Inc. Class B	29,859,672
	Consumer Services - 2.0%
117,715	Airbnb, Inc. Class A*	10,486,052
163,243	McDonald's Corp.	40,301,432
		50,787,484
	Diversified Financials - 3.9%
271,368	American Express Co.	37,617,032
332,058	Charles Schwab Corp.	20,979,424
551,294	Morgan Stanley	41,931,422
		100,527,878
	Energy - 3.2%
305,935	ConocoPhillips	27,476,022
497,516	EOG Resources, Inc.	54,945,667
		82,421,689
	Food & Staples Retailing - 1.2%
365,852	Sysco Corp.	30,991,323
	Food, Beverage & Tobacco - 2.7%
172,015	Constellation Brands, Inc. Class A	40,089,816
339,018	Monster Beverage Corp.*	31,426,969
		71,516,785
	Health Care Equipment & Services - 8.6%
253,591	Abbott Laboratories	27,552,662
410,636	Baxter International, Inc.	26,375,150
132,803	Becton Dickinson and Co.	32,739,924
385,737	Hologic, Inc.*	26,731,574
96,547	Laboratory Corp. of America Holdings	22,626,755
172,286	UnitedHealth Group, Inc.	88,491,258
		224,517,323
	Household & Personal Products - 3.4%
312,542	Colgate-Palmolive Co.	25,047,116
441,977	Procter & Gamble Co.	63,551,873
		88,598,989
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Insurance - 2.4%
161,985	Chubb Ltd.	$ 31,843,011
260,582	Progressive Corp.	30,297,869
		62,140,880
	Materials - 1.0%
227,155	PPG Industries, Inc.	25,972,903
	Media & Entertainment - 7.6%
63,624	Alphabet, Inc. Class A*	138,653,238
156,822	Meta Platforms, Inc. Class A*	25,287,548
347,656	Walt Disney Co.*	32,818,726
		196,759,512
	Pharmaceuticals, Biotechnology & Life Sciences - 10.0%
135,995	Danaher Corp.	34,477,452
199,889	Eli Lilly & Co.	64,810,010
1,060,448	Pfizer, Inc.	55,599,289
56,148	Regeneron Pharmaceuticals, Inc.*	33,190,767
85,396	Thermo Fisher Scientific, Inc.	46,393,939
88,407	Vertex Pharmaceuticals, Inc.*	24,912,209
		259,383,666
	Real Estate - 1.8%
109,625	AvalonBay Communities, Inc. REIT	21,294,656
215,351	Prologis, Inc. REIT	25,336,045
		46,630,701
	Retailing - 5.0%
841,694	Amazon.com, Inc.*	89,396,320
701,435	TJX Cos., Inc.	39,175,145
38,805	Tory Burch LLC*(1)(2)(3)	1,374,086
		129,945,551
	Semiconductors & Semiconductor Equipment - 4.7%
271,762	Advanced Micro Devices, Inc.*	20,781,640
80,708	KLA Corp.	25,752,309
64,747	NVIDIA Corp.	9,814,998
214,568	QUALCOMM, Inc.	27,408,916
256,767	Texas Instruments, Inc.	39,452,249
		123,210,112
	Software & Services - 11.9%
228,948	Fidelity National Information Services, Inc.	20,987,663
148,833	Global Payments, Inc.	16,466,883
265,659	GoDaddy, Inc. Class A*	18,479,240
137,354	Mastercard, Inc. Class A	43,332,440
562,411	Microsoft Corp.	144,444,017
43,408	Palo Alto Networks, Inc.*	21,440,948
188,926	salesforce.com, Inc.*	31,180,347
92,104	Workday, Inc. Class A*	12,855,876
		309,187,414
	Technology Hardware & Equipment - 9.6%
895,515	Apple, Inc.	122,434,811
170,512	CDW Corp.	26,865,871
700,480	Corning, Inc.	22,072,125
134,369	F5, Inc.*	20,563,832
171,884	Motorola Solutions, Inc.	36,026,886
331,439	NetApp, Inc.	21,623,080
		249,586,605
	Telecommunication Services - 1.2%
624,211	Verizon Communications, Inc.	31,678,708

The accompanying notes are an integral part of these financial statements.
32

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.8% - (continued)
	Utilities - 2.7%
395,958	American Electric Power Co., Inc.		$ 37,988,211
293,331	Duke Energy Corp.		31,448,016
			69,436,227
	Total Common Stocks (cost $2,024,078,113)		$ 2,566,971,440
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Software & Services - 0.2%
1,871,878	Essence Group Holdings Corp. Series 3*(1)(2)(3)		$ 3,650,162
287,204	Lookout, Inc. Series F*(1)(2)(3)		2,337,841
	Total Convertible Preferred Stocks (cost $6,240,761)		$ 5,988,003
	Total Long-Term Investments (Cost $2,030,318,874)		$ 2,572,959,443
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
$ 20,138,098	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2022 at 1.440%, due on 07/01/2022 with a maturity value of $20,138,904; collateralized by U.S. Treasury Note at 0.875%, maturing 11/15/2030, with a market value of $20,540,865		$ 20,138,098
	Total Short-Term Investments (cost $20,138,098)		$ 20,138,098
	Total Investments (cost $2,050,456,972)	99.8%	$ 2,593,097,541
	Other Assets and Liabilities	0.2%	4,916,153
	Total Net Assets	100.0%	$ 2,598,013,694
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2022, the aggregate fair value of these securities are $7,362,089, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,362,089 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	1,871,878	$ 2,960,001	$ 3,650,162
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	3,280,760	2,337,841
11/2013	Tory Burch LLC	38,805	3,041,403	1,374,086
			$ 9,282,164	$ 7,362,089

(3)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
33

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 37,893,802	$ 37,893,802	$ —	$ —
Banks	120,358,012	120,358,012	—	—
Capital Goods	184,218,232	184,218,232	—	—
Commercial & Professional Services	41,347,972	41,347,972	—	—
Consumer Durables & Apparel	29,859,672	29,859,672	—	—
Consumer Services	50,787,484	50,787,484	—	—
Diversified Financials	100,527,878	100,527,878	—	—
Energy	82,421,689	82,421,689	—	—
Food & Staples Retailing	30,991,323	30,991,323	—	—
Food, Beverage & Tobacco	71,516,785	71,516,785	—	—
Health Care Equipment & Services	224,517,323	224,517,323	—	—
Household & Personal Products	88,598,989	88,598,989	—	—
Insurance	62,140,880	62,140,880	—	—
Materials	25,972,903	25,972,903	—	—
Media & Entertainment	196,759,512	196,759,512	—	—
Pharmaceuticals, Biotechnology & Life Sciences	259,383,666	259,383,666	—	—
Real Estate	46,630,701	46,630,701	—	—
Retailing	129,945,551	128,571,465	—	1,374,086
Semiconductors & Semiconductor Equipment	123,210,112	123,210,112	—	—
Software & Services	309,187,414	309,187,414	—	—
Technology Hardware & Equipment	249,586,605	249,586,605	—	—
Telecommunication Services	31,678,708	31,678,708	—	—
Utilities	69,436,227	69,436,227	—	—
Convertible Preferred Stocks	5,988,003	—	—	5,988,003
Short-Term Investments	20,138,098	—	20,138,098	—
Total	$ 2,593,097,541	$ 2,565,597,354	$ 20,138,098	$ 7,362,089

(1)	For the six-month period ended June 30, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
34

Hartford Dividend and Growth HLS Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Banks - 5.0%
1,483,975	Bank of America Corp.	$ 46,196,142
789,672	JP Morgan Chase & Co.	88,924,964
219,894	PNC Financial Services Group, Inc.	34,692,676
		169,813,782
	Capital Goods - 6.6%
114,507	General Dynamics Corp.	25,334,674
589,150	Ingersoll Rand, Inc.	24,791,432
966,933	Johnson Controls International plc	46,296,752
108,118	Lockheed Martin Corp.	46,486,415
699,932	Otis Worldwide Corp.	49,464,194
327,705	Raytheon Technologies Corp.	31,495,728
		223,869,195
	Commercial & Professional Services - 1.0%
228,586	Waste Management, Inc.	34,969,086
	Consumer Services - 2.3%
343,849	Hilton Worldwide Holdings, Inc.	38,318,533
162,616	McDonald's Corp.	40,146,638
		78,465,171
	Diversified Financials - 5.9%
327,425	American Express Co.	45,387,654
45,502	BlackRock, Inc.	27,712,538
645,434	Charles Schwab Corp.	40,778,520
458,969	Morgan Stanley	34,909,182
153,777	S&P Global, Inc.	51,832,076
		200,619,970
	Energy - 4.4%
414,537	Chevron Corp.	60,016,667
529,063	ConocoPhillips	47,515,148
804,192	TotalEnergies SE ADR	42,332,667
		149,864,482
	Food & Staples Retailing - 2.7%
554,547	Sysco Corp.	46,975,676
375,184	Walmart, Inc.	45,614,871
		92,590,547
	Food, Beverage & Tobacco - 3.3%
1,037,867	Coca-Cola Co.	65,292,213
754,864	Mondelez International, Inc. Class A	46,869,506
		112,161,719
	Health Care Equipment & Services - 9.2%
619,636	Baxter International, Inc.	39,799,220
187,045	Becton Dickinson and Co.	46,112,204
113,490	Elevance Health, Inc.	54,768,004
145,070	HCA Healthcare, Inc.	24,380,464
488,029	Medtronic plc	43,800,603
201,971	UnitedHealth Group, Inc.	103,738,365
		312,598,860
	Household & Personal Products - 0.9%
394,189	Colgate-Palmolive Co.	31,590,306
	Insurance - 5.9%
631,580	American International Group, Inc.	32,292,685
284,600	Chubb Ltd.	55,946,668
525,886	MetLife, Inc.	33,020,382
480,775	Principal Financial Group, Inc.	32,110,962
488,404	Prudential Financial, Inc.	46,730,495
		200,101,192
	Materials - 3.2%
335,204	Celanese Corp.	39,423,342
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Materials - 3.2% - (continued)
342,608	FMC Corp.	$ 36,662,482
298,425	PPG Industries, Inc.	34,121,915
		110,207,739
	Media & Entertainment - 5.2%
53,682	Alphabet, Inc. Class A*	116,987,036
1,495,984	Comcast Corp. Class A	58,702,412
		175,689,448
	Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
290,613	Agilent Technologies, Inc.	34,516,106
656,374	AstraZeneca plc ADR	43,366,630
774,021	Bristol-Myers Squibb Co.	59,599,617
553,308	Merck & Co., Inc.	50,445,090
485,196	Novartis AG ADR	41,013,618
1,764,065	Pfizer, Inc.	92,489,928
		321,430,989
	Real Estate - 3.4%
176,449	American Tower Corp. REIT	45,098,600
1,827,838	Host Hotels & Resorts, Inc. REIT	28,660,500
136,400	Public Storage REIT	42,648,188
		116,407,288
	Retailing - 2.9%
120,352	Home Depot, Inc.	33,008,943
185,173	Lowe's Cos., Inc.	32,344,168
613,497	TJX Cos., Inc.	34,263,807
		99,616,918
	Semiconductors & Semiconductor Equipment - 2.4%
40,717	Broadcom, Inc.	19,780,726
349,833	Micron Technology, Inc.	19,338,768
283,650	Texas Instruments, Inc.	43,582,823
		82,702,317
	Software & Services - 10.9%
117,685	Accenture plc Class A	32,675,240
797,878	Cognizant Technology Solutions Corp. Class A	53,848,786
639,472	Fidelity National Information Services, Inc.	58,620,398
676,983	Microsoft Corp.	173,869,544
260,604	Visa, Inc. Class A	51,310,322
		370,324,290
	Technology Hardware & Equipment - 4.5%
634,785	Apple, Inc.	86,787,805
1,058,683	Cisco Systems, Inc.	45,142,243
606,609	HP, Inc.	19,884,643
		151,814,691
	Telecommunication Services - 2.4%
1,569,541	Verizon Communications, Inc.	79,654,206
	Transportation - 1.5%
424,865	Ryanair Holdings plc ADR*	28,572,171
98,567	Union Pacific Corp.	21,022,370
		49,594,541
	Utilities - 5.4%
299,605	Constellation Energy Corp.	17,155,382
508,934	Dominion Energy, Inc.	40,618,023
405,639	Duke Energy Corp.	43,488,557
898,816	Exelon Corp.	40,734,341
273,688	Sempra Energy	41,127,096
		183,123,399
	Total Common Stocks (cost $2,214,334,195)	$ 3,347,210,136

The accompanying notes are an integral part of these financial statements.
35

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
$ 37,114,206	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2022 at 1.440%, due on 07/01/2022 with a maturity value of $37,115,691; collateralized by U.S. Treasury Note at 2.125%, maturing 05/15/2025, with a market value of $20,370,538, U.S. Treasury Note at 2.875%, maturing 06/15/2025, with a market value of $17,485,986		$ 37,114,206
	Total Short-Term Investments (cost $37,114,206)		$ 37,114,206
	Total Investments (cost $2,251,448,401)	99.6%	$ 3,384,324,342
	Other Assets and Liabilities	0.4%	12,338,629
	Total Net Assets	100.0%	$ 3,396,662,971
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 169,813,782	$ 169,813,782	$ —	$ —
Capital Goods	223,869,195	223,869,195	—	—
Commercial & Professional Services	34,969,086	34,969,086	—	—
Consumer Services	78,465,171	78,465,171	—	—
Diversified Financials	200,619,970	200,619,970	—	—
Energy	149,864,482	149,864,482	—	—
Food & Staples Retailing	92,590,547	92,590,547	—	—
Food, Beverage & Tobacco	112,161,719	112,161,719	—	—
Health Care Equipment & Services	312,598,860	312,598,860	—	—
Household & Personal Products	31,590,306	31,590,306	—	—
Insurance	200,101,192	200,101,192	—	—
Materials	110,207,739	110,207,739	—	—
Media & Entertainment	175,689,448	175,689,448	—	—
Pharmaceuticals, Biotechnology & Life Sciences	321,430,989	321,430,989	—	—
Real Estate	116,407,288	116,407,288	—	—
Retailing	99,616,918	99,616,918	—	—
Semiconductors & Semiconductor Equipment	82,702,317	82,702,317	—	—
Software & Services	370,324,290	370,324,290	—	—
Technology Hardware & Equipment	151,814,691	151,814,691	—	—
Telecommunication Services	79,654,206	79,654,206	—	—
Transportation	49,594,541	49,594,541	—	—
Utilities	183,123,399	183,123,399	—	—
Short-Term Investments	37,114,206	—	37,114,206	—
Total	$ 3,384,324,342	$ 3,347,210,136	$ 37,114,206	$ —

(1)	For the six-month period ended June 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
36

Hartford Healthcare HLS Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Biotechnology - 12.6%
53,248	Abcam plc*	$ 765,317
36,810	Alkermes plc*	1,096,570
3,069	Alnylam Pharmaceuticals, Inc.*	447,614
32,369	Amicus Therapeutics, Inc.*	347,643
9,240	Apellis Pharmaceuticals, Inc.*	417,833
1,404	Argenx SE ADR*	531,948
6,950	Ascendis Pharma A/S ADR*	646,072
5,636	Blueprint Medicines Corp.*	284,674
11,901	Celldex Therapeutics, Inc.*	320,851
135,500	Everest Medicines Ltd.*(1)	389,313
20,268	Exact Sciences Corp.*	798,357
2,541	Genmab A/S*	824,414
22,546	Genus plc	688,327
8,914	Horizon Therapeutics plc*	710,981
49,488	ImmunoGen, Inc.*	222,696
115,000	InnoCare Pharma Ltd.*(1)	197,503
71,771	Ironwood Pharmaceuticals, Inc. Class A*	827,520
4,118	Karuna Therapeutics, Inc.*	520,968
7,618	Kymera Therapeutics, Inc.*	149,998
13,205	Merus N.V.*	298,961
5,847	Mirati Therapeutics, Inc.*	392,509
5,818	Moderna, Inc.*	831,101
26,057	Myovant Sciences Ltd.*(2)	323,889
11,747	PTC Therapeutics, Inc.*	470,585
1,664	Regeneron Pharmaceuticals, Inc.*	983,640
11,545	Revolution Medicines, Inc.*	225,012
11,688	Sage Therapeutics, Inc.*	377,522
4,260	Sarepta Therapeutics, Inc.*	319,330
6,983	Seagen, Inc.*	1,235,572
7,142	Ultragenyx Pharmaceutical, Inc.*	426,092
24,658	Veracyte, Inc.*	490,694
9,934	Vertex Pharmaceuticals, Inc.*	2,799,302
14,015	Zentalis Pharmaceuticals, Inc.*	393,821
		19,756,629
	Consumer Finance - 0.1%
13,330	Orion Acquisition Corp.*	130,767
	Health Care Distributors - 1.4%
21,196	AdaptHealth Corp. Class A*	382,376
52,263	Covetrus, Inc.*	1,084,457
23,529	Owens & Minor, Inc.	739,987
		2,206,820
	Health Care Equipment - 17.1%
28,873	Baxter International, Inc.	1,854,513
15,683	Becton Dickinson and Co.	3,866,330
96,826	Boston Scientific Corp.*	3,608,705
22,396	DexCom, Inc.*	1,669,174
7,000	DiaSorin S.p.A.	920,573
37,485	Edwards Lifesciences Corp.*	3,564,449
17,874	Glaukos Corp.*	811,837
19,019	Hologic, Inc.*	1,318,017
12,167	Inari Medical, Inc.*	827,234
6,856	Insulet Corp.*	1,494,196
35,746	Koninklijke Philips N.V.	766,699
5,665	QuidelOrtho Corp.*	550,525
64,892	Smith & Nephew plc	907,500
16,659	Stryker Corp.	3,313,975
5,660	Teleflex, Inc.	1,391,511
		26,865,238
	Health Care Facilities - 2.1%
21,085	Encompass Health Corp.	1,181,814
12,330	HCA Healthcare, Inc.	2,072,180
		3,253,994
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Health Care Services - 1.9%
37,288	agilon health, Inc.*	$ 813,997
5,706	Amedisys, Inc.*	599,815
6,469	Laboratory Corp. of America Holdings	1,516,075
		2,929,887
	Health Care Supplies - 1.2%
4,445	Align Technology, Inc.*	1,051,998
322,495	ConvaTec Group plc(1)	883,952
		1,935,950
	Life Sciences Tools & Services - 11.5%
22,836	Agilent Technologies, Inc.	2,712,232
24,933	Avantor, Inc.*	775,416
2,117	Bio-Techne Corp.	733,837
27,927	Danaher Corp.	7,080,053
6,440	Illumina, Inc.*	1,187,278
43,864	NanoString Technologies, Inc.*	557,073
30,193	NeoGenomics, Inc.*	246,073
33,055	Syneos Health, Inc.*	2,369,382
1,688	Tecan Group AG	491,526
3,972	Waters Corp.*	1,314,653
43,254	WuXi AppTec Co., Ltd. Class H(1)	578,650
		18,046,173
	Managed Health Care - 17.4%
40,137	Centene Corp.*	3,395,992
336,297	Hapvida Participacoes e Investimentos S.A.(1)	351,497
12,800	Humana, Inc.	5,991,296
7,243	Molina Healthcare, Inc.*	2,025,215
30,222	UnitedHealth Group, Inc.	15,522,926
		27,286,926
	Pharmaceuticals - 32.7%
19,356	Aclaris Therapeutics, Inc.*	270,209
5,194	Arvinas, Inc.*	218,616
25,600	Astellas Pharma, Inc.	399,403
32,123	AstraZeneca plc ADR	2,122,367
97,579	Bristol-Myers Squibb Co.	7,513,583
50,500	Chugai Pharmaceutical Co., Ltd.	1,291,814
282,000	CSPC Pharmaceutical Group Ltd.	281,866
81,235	Daiichi Sankyo Co., Ltd.	2,066,008
17,709	Eisai Co., Ltd.	748,738
19,327	Elanco Animal Health, Inc.*	379,389
37,151	Eli Lilly & Co.	12,045,469
33,227	Hikma Pharmaceuticals plc	655,588
107,100	Hypera S.A.	778,470
17,831	Intra-Cellular Therapies, Inc.*	1,017,794
38,000	Kyowa Kirin Co., Ltd.	857,923
22,792	Novartis AG	1,932,319
31,476	Ono Pharmaceutical Co., Ltd.	808,596
215,744	Pfizer, Inc.	11,311,458
18,366	UCB S.A.	1,556,321
29,771	Zoetis, Inc.	5,117,337
		51,373,268
	Total Common Stocks (cost $128,802,720)	$ 153,785,652
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.8%
$ 1,317,455	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2022 at 1.440%, due on 07/01/2022 with a maturity value of $1,317,508; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/2025, with a market value of $1,343,849	$ 1,317,455

The accompanying notes are an integral part of these financial statements.
37

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0% - (continued)
	Securities Lending Collateral - 0.2%
156,006	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(3)		$ 156,006
139,641	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(3)		139,641
			295,647
	Total Short-Term Investments (cost $1,613,102)		$ 1,613,102
	Total Investments (cost $130,415,822)	99.0%	$ 155,398,754
	Other Assets and Liabilities	1.0%	1,620,369
	Total Net Assets	100.0%	$ 157,019,123
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $2,400,915, representing 1.5% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 19,756,629	$ 17,580,082	$ 2,176,547	$ —
Consumer Finance	130,767	130,767	—	—
Health Care Distributors	2,206,820	2,206,820	—	—
Health Care Equipment	26,865,238	24,270,466	2,594,772	—
Health Care Facilities	3,253,994	3,253,994	—	—
Health Care Services	2,929,887	2,929,887	—	—
Health Care Supplies	1,935,950	1,051,998	883,952	—
Life Sciences Tools & Services	18,046,173	16,975,997	1,070,176	—
Managed Health Care	27,286,926	27,286,926	—	—
Pharmaceuticals	51,373,268	40,774,692	10,598,576	—
Short-Term Investments	1,613,102	295,647	1,317,455	—
Total	$ 155,398,754	$ 136,757,276	$ 18,641,478	$ —

(1)	For the six-month period ended June 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
38

Hartford International Opportunities HLS Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Australia - 1.8%
973,886	Goodman Group REIT	$ 12,025,281
1,374,700	South32 Ltd.	3,725,010
		15,750,291
	Brazil - 1.3%
794,912	Localiza Rent a Car S.A.	7,960,588
212,465	XP, Inc. Class A*	3,815,871
		11,776,459
	Canada - 7.8%
342,238	Brookfield Asset Management, Inc. Class A	15,224,167
325,273	Canadian Pacific Railway Ltd.	22,720,087
562,706	Cenovus Energy, Inc.	10,705,927
9,187	Constellation Software, Inc.	13,638,256
77,737	Nutrien Ltd.	6,190,817
14,487	Ritchie Bros Auctioneers, Inc.	942,578
		69,421,832
	China - 10.6%
458,400	Alibaba Group Holding Ltd.*	6,539,251
54,500	BYD Co., Ltd. Class H	2,196,866
1,679,000	China Longyuan Power Group Corp. Ltd. Class H	3,253,844
471,000	China Merchants Bank Co., Ltd. Class H	3,181,332
280,100	China Tourism Group Duty Free Corp. Ltd. Class A*	9,765,044
174,726	ENN Energy Holdings Ltd.	2,887,996
111,700	JD.com, Inc. Class A	3,599,311
1,427,500	Li Ning Co., Ltd.	13,291,582
362,100	Meituan Class B*(1)	9,035,946
480,460	Proya Cosmetics Co., Ltd. Class A	11,859,331
547,800	Shandong Sinocera Functional Material Co., Ltd. Class A	2,943,892
383,591	Tencent Holdings Ltd.	17,363,296
162,966	Yum China Holdings, Inc.	7,906,882
		93,824,573
	Denmark - 1.0%
35,943	Ascendis Pharma A/S ADR*	3,341,261
17,466	Genmab A/S*	5,666,753
		9,008,014
	Finland - 1.2%
2,325,324	Nokia Oyj	10,777,989
	France - 5.3%
532,671	AXA S.A.	12,167,021
471,936	Bureau Veritas S.A.	12,141,990
2,564	Hermes International	2,885,596
447,874	Klepierre S.A. REIT*	8,667,246
23,548	L'Oreal S.A.	8,175,991
3,206	LVMH Moet Hennessy Louis Vuitton SE	1,964,886
9,309	Schneider Electric SE	1,109,218
		47,111,948
	Germany - 6.8%
1,138,423	Commerzbank AG*	8,077,265
884,165	Deutsche Telekom AG	17,585,375
166,260	Infineon Technologies AG	4,044,359
387,580	RWE AG	14,335,049
162,549	Siemens AG	16,709,467
		60,751,515
	Hong Kong - 2.0%
611,000	Geely Automobile Holdings Ltd.	1,399,404
133,500	Hong Kong Exchanges & Clearing Ltd.	6,602,408
947,645	Techtronic Industries Co., Ltd.	9,895,446
		17,897,258
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	India - 1.3%
340,476	Reliance Industries Ltd.*	$ 11,242,299
	Ireland - 2.5%
120,176	CRH plc	4,141,326
52,169	Linde plc*(2)	15,009,035
78,363	Smurfit Kappa Group plc	2,642,561
		21,792,922
	Israel - 0.9%
59,859	CyberArk Software Ltd.*	7,659,558
	Italy - 1.3%
63,092	Ferrari N.V.	11,611,302
	Japan - 12.3%
54,500	Bandai Namco Holdings, Inc.	3,847,316
365,900	Dai-ichi Life Holdings, Inc.	6,767,459
67,625	Daikin Industries Ltd.	10,857,804
52,372	Eisai Co., Ltd.	2,214,294
27,800	Hoya Corp.	2,379,205
191,700	Kao Corp.	7,773,332
25,622	Keyence Corp.	8,786,762
245,200	Mitsubishi Estate Co., Ltd.	3,553,766
2,645,600	Mitsubishi UFJ Financial Group, Inc.	14,154,087
662,400	Mitsui Fudosan Co., Ltd. REIT	14,231,562
15,900	Oriental Land Co., Ltd.	2,220,464
189,500	Sony Group Corp.	15,455,005
234,700	Subaru Corp.	4,151,478
84,587	Sysmex Corp.	5,104,034
661,999	T&D Holdings, Inc.	7,924,491
		109,421,059
	Macau - 0.1%
536,800	Sands China Ltd.*	1,290,421
	Netherlands - 1.4%
29,955	Koninklijke DSM N.V.	4,291,070
79,274	Wolters Kluwer N.V.	7,683,072
		11,974,142
	Norway - 0.9%
226,525	Equinor ASA	7,893,351
	South Korea - 2.4%
474,015	Samsung Electronics Co., Ltd.	20,907,545
	Spain - 2.1%
1,828,056	Iberdrola S.A.	19,032,628
	Sweden - 0.7%
1,355,190	Fastighets AB Balder*	6,492,281
	Switzerland - 10.0%
108,913	Cie Financiere Richemont S.A.	11,715,018
26,360	Lonza Group AG	14,079,859
110,354	Nestle S.A.	12,897,368
331,648	Novartis AG	28,117,310
619	Partners Group Holding AG	559,017
63,339	Roche Holding AG	21,174,216
		88,542,788
	Taiwan - 2.5%
1,395,806	Taiwan Semiconductor Manufacturing Co., Ltd.	22,369,668
	Thailand - 1.4%
2,848,773	Kasikornbank PCL	12,244,508
	United Kingdom - 19.7%
71,183	Allfunds Group plc	547,099

The accompanying notes are an integral part of these financial statements.
39

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.9% - (continued)
	United Kingdom - 19.7% - (continued)
305,793	Anglo American plc		$ 10,931,662
162,448	AstraZeneca plc		21,430,422
2,030,775	BAE Systems plc		20,559,554
750,620	CNH Industrial N.V.		8,681,183
408,091	Diageo plc		17,626,553
2,805,498	HSBC Holdings plc		18,326,976
352,581	Intermediate Capital Group plc		5,636,907
143,342	London Stock Exchange Group plc		13,375,478
878,263	Prudential plc		10,924,917
182,303	Rio Tinto plc		10,899,281
811,899	Shell plc		21,066,776
322,583	Unilever plc		14,703,266
			174,710,074
	United States - 0.6%
111,108	Mosaic Co.		5,247,631
	Total Common Stocks (cost $877,810,082)		$ 868,752,056
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
45,587	iShares MSCI ACWI ex U.S. ETF(2)		$ 2,051,415
	Total Exchange-Traded Funds (cost $2,047,741)		$ 2,051,415
	Total Long-Term Investments (cost $879,857,823)		$ 870,803,471
SHORT-TERM INVESTMENTS - 3.4%
	Repurchase Agreements - 1.5%
13,152,452	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2022 at 1.440%, due on 07/01/2022 with a maturity value of $13,152,978; collateralized by U.S. Treasury Note at 2.750%, maturing 05/15/2025, with a market value of $13,415,567		$ 13,152,452
	Securities Lending Collateral - 1.9%
9,012,425	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(3)		9,012,425
8,067,051	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(3)		8,067,051
			17,079,476
	Total Short-Term Investments (cost $30,231,928)		$ 30,231,928
	Total Investments (cost $910,089,751)	101.5%	$ 901,035,399
	Other Assets and Liabilities	(1.5)%	(13,627,987)
	Total Net Assets	100.0%	$ 887,407,412
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of this security was $9,035,946, representing 1.0% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
40

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 15,750,291	$ —	$ 15,750,291	$ —
Brazil	11,776,459	11,776,459	—	—
Canada	69,421,832	69,421,832	—	—
China	93,824,573	7,641,951	86,182,622	—
Denmark	9,008,014	3,341,261	5,666,753	—
Finland	10,777,989	—	10,777,989	—
France	47,111,948	—	47,111,948	—
Germany	60,751,515	—	60,751,515	—
Hong Kong	17,897,258	—	17,897,258	—
India	11,242,299	—	11,242,299	—
Ireland	21,792,922	—	21,792,922	—
Israel	7,659,558	7,659,558	—	—
Italy	11,611,302	—	11,611,302	—
Japan	109,421,059	—	109,421,059	—
Macau	1,290,421	—	1,290,421	—
Netherlands	11,974,142	—	11,974,142	—
Norway	7,893,351	—	7,893,351	—
South Korea	20,907,545	—	20,907,545	—
Spain	19,032,628	—	19,032,628	—
Sweden	6,492,281	—	6,492,281	—
Switzerland	88,542,788	—	88,542,788	—
Taiwan	22,369,668	—	22,369,668	—
Thailand	12,244,508	—	12,244,508	—
United Kingdom	174,710,074	—	174,710,074	—
United States	5,247,631	5,247,631	—	—
Exchange-Traded Funds	2,051,415	2,051,415	—	—
Short-Term Investments	30,231,928	17,079,476	13,152,452	—
Total	$ 901,035,399	$ 124,219,583	$ 776,815,816	$ —

(1)	For the six-month period ended June 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
41

Hartford MidCap HLS Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.0%
342,184	Arrival S.A.*(1)	$ 540,651
	Banks - 4.1%
25,404	First Citizens BancShares, Inc. Class A	16,608,627
112,539	First Republic Bank	16,228,124
121,092	M&T Bank Corp.	19,300,854
		52,137,605
	Capital Goods - 11.2%
163,475	Axon Enterprise, Inc.*	15,230,966
169,397	Builders FirstSource, Inc.*	9,096,619
165,231	Graco, Inc.	9,816,374
120,244	IDEX Corp.	21,839,918
514,478	Ingersoll Rand, Inc.	21,649,234
77,018	Lennox International, Inc.	15,911,148
123,747	Lincoln Electric Holdings, Inc.	15,265,430
57,984	Middleby Corp.*	7,268,874
42,870	Watsco, Inc.	10,238,213
190,163	Westinghouse Air Brake Technologies Corp.	15,608,579
		141,925,355
	Commercial & Professional Services - 3.7%
908,343	Dun & Bradstreet Holdings, Inc.*	13,652,395
379,337	GFL Environmental, Inc.	9,786,895
68,561	Robert Half International, Inc.	5,134,533
105,927	Science Applications International Corp.	9,861,804
104,765	TransUnion	8,380,152
		46,815,779
	Consumer Durables & Apparel - 4.6%
176,120	Carter's, Inc.	12,412,938
6,011	NVR, Inc.*	24,068,885
432,243	Under Armour, Inc. Class C*	3,276,402
510,927	Vizio Holding Corp. Class A*(1)	3,484,522
361,555	YETI Holdings, Inc.*	15,644,485
		58,887,232
	Consumer Services - 2.4%
173,350	Choice Hotels International, Inc.	19,351,061
101,595	Hyatt Hotels Corp. Class A*	7,508,886
40,753	Wingstop, Inc.	3,047,102
		29,907,049
	Diversified Financials - 2.4%
50,784	Credit Acceptance Corp.*(1)	24,041,653
97,142	Hamilton Lane, Inc. Class A	6,526,000
		30,567,653
	Energy - 4.2%
472,174	Coterra Energy, Inc.	12,177,368
551,580	Marathon Oil Corp.	12,399,518
138,884	Ovintiv, Inc.	6,137,284
103,051	PDC Energy, Inc.	6,348,972
268,743	Targa Resources Corp.	16,035,895
		53,099,037
	Health Care Equipment & Services - 4.9%
220,909	Inari Medical, Inc.*(1)	15,019,603
69,160	Insulet Corp.*	15,072,730
310,161	Integra LifeSciences Holdings Corp.*	16,757,999
61,157	Teleflex, Inc.	15,035,448
		61,885,780
	Insurance - 4.7%
120,521	Globe Life, Inc.	11,747,182
18,761	Markel Corp.*	24,262,663
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 4.7% - (continued)
9,914	White Mountains Insurance Group Ltd.	$ 12,354,133
157,729	WR Berkley Corp.	10,766,582
		59,130,560
	Materials - 4.5%
957,477	Element Solutions, Inc.	17,043,091
127,218	FMC Corp.	13,613,598
345,506	Silgan Holdings, Inc.	14,286,673
190,297	Steel Dynamics, Inc.	12,588,146
		57,531,508
	Media & Entertainment - 3.2%
17,196	Cable One, Inc.	22,171,147
453,664	Cargurus, Inc.*	9,749,239
97,413	Roku, Inc.*	8,001,504
		39,921,890
	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
26,637	Alnylam Pharmaceuticals, Inc.*	3,885,006
283,667	Apellis Pharmaceuticals, Inc.*	12,827,422
37,317	Bio-Techne Corp.	12,935,565
87,568	Exact Sciences Corp.*	3,449,304
59,674	ICON plc ADR*	12,931,356
184,646	Jazz Pharmaceuticals plc*	28,806,622
248,094	PTC Therapeutics, Inc.*	9,938,646
228,481	Reata Pharmaceuticals, Inc. Class A*	6,943,538
31,990	Repligen Corp.*	5,195,176
186,814	Sage Therapeutics, Inc.*	6,034,092
154,362	Syneos Health, Inc.*	11,064,668
233,725	Ultragenyx Pharmaceutical, Inc.*	13,944,033
111,787	United Therapeutics Corp.*	26,341,489
		154,296,917
	Real Estate - 1.8%
334,622	Host Hotels & Resorts, Inc. REIT	5,246,873
343,439	Kimco Realty Corp. REIT	6,789,789
227,295	Redfin Corp.*	1,872,911
148,607	Rexford Industrial Realty, Inc. REIT	8,558,277
		22,467,850
	Retailing - 3.3%
172,119	CarMax, Inc.*	15,573,327
366,045	Chewy, Inc. Class A*(1)	12,709,083
189,125	Etsy, Inc.*	13,845,841
		42,128,251
	Semiconductors & Semiconductor Equipment - 2.4%
158,225	MKS Instruments, Inc.	16,238,632
118,845	Synaptics, Inc.*	14,029,652
		30,268,284
	Software & Services - 13.8%
365,927	Dynatrace, Inc.*	14,432,161
17,879	Fair Isaac Corp.*	7,167,691
672,739	Genpact Ltd.	28,497,224
151,738	Guidewire Software, Inc.*	10,771,881
674,099	Informatica, Inc. Class A*(1)	14,001,036
228,613	LiveRamp Holdings, Inc.*	5,900,502
31,203	MongoDB, Inc. Class A*	8,097,178
240,324	Nuvei Corp.*(1)(2)	8,692,519
578,414	Olo, Inc. Class A*	5,708,946
164,078	Q2 Holdings, Inc.*	6,328,488
374,433	Shift4 Payments, Inc. Class A*	12,378,755
502,252	Teradata Corp.*	18,588,347
37,406	VeriSign, Inc.*	6,259,146
181,809	WEX, Inc.*	28,282,208
		175,106,082

The accompanying notes are an integral part of these financial statements.
42

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Technology Hardware & Equipment - 8.7%
81,280	CDW Corp.		$ 12,806,476
1,343,320	CommScope Holding Co., Inc.*		8,221,118
147,672	F5, Inc.*		22,599,723
1,448,261	Flex Ltd.*		20,956,337
423,729	II-VI, Inc.*		21,588,993
303,265	Lumentum Holdings, Inc.*		24,085,306
			110,257,953
	Transportation - 4.8%
30,939	AMERCO		14,795,958
93,635	CH Robinson Worldwide, Inc.		9,491,780
98,450	Expeditors International of Washington, Inc.		9,594,937
91,322	J.B. Hunt Transport Services, Inc.		14,380,475
273,482	Knight-Swift Transportation Holdings, Inc.		12,659,482
			60,922,632
	Utilities - 2.7%
160,074	Black Hills Corp.		11,648,585
253,583	NiSource, Inc.		7,478,163
388,361	UGI Corp.		14,994,618
			34,121,366
	Total Common Stocks (cost $1,112,982,931)		$ 1,261,919,434
SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 0.1%
$ 975,571	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2022 at 1.440%, due on 07/01/2022 with a maturity value of $975,610; collateralized by U.S. Treasury Note at 2.875%, maturing 06/15/2025, with a market value of $995,154		$ 975,571
	Securities Lending Collateral - 2.1%
14,357,387	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(3)		14,357,387
12,851,344	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(3)		12,851,344
			27,208,731
	Total Short-Term Investments (cost $28,184,302)		$ 28,184,302
	Total Investments (cost $1,141,167,233)	101.8%	$ 1,290,103,736
	Other Assets and Liabilities	(1.8)%	(22,516,933)
	Total Net Assets	100.0%	$ 1,267,586,803
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of this security was $8,692,519, representing 0.7% of net assets.
(3)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
43

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 540,651	$ 540,651	$ —	$ —
Banks	52,137,605	52,137,605	—	—
Capital Goods	141,925,355	141,925,355	—	—
Commercial & Professional Services	46,815,779	46,815,779	—	—
Consumer Durables & Apparel	58,887,232	58,887,232	—	—
Consumer Services	29,907,049	29,907,049	—	—
Diversified Financials	30,567,653	30,567,653	—	—
Energy	53,099,037	53,099,037	—	—
Health Care Equipment & Services	61,885,780	61,885,780	—	—
Insurance	59,130,560	59,130,560	—	—
Materials	57,531,508	57,531,508	—	—
Media & Entertainment	39,921,890	39,921,890	—	—
Pharmaceuticals, Biotechnology & Life Sciences	154,296,917	154,296,917	—	—
Real Estate	22,467,850	22,467,850	—	—
Retailing	42,128,251	42,128,251	—	—
Semiconductors & Semiconductor Equipment	30,268,284	30,268,284	—	—
Software & Services	175,106,082	175,106,082	—	—
Technology Hardware & Equipment	110,257,953	110,257,953	—	—
Transportation	60,922,632	60,922,632	—	—
Utilities	34,121,366	34,121,366	—	—
Short-Term Investments	28,184,302	27,208,731	975,571	—
Total	$ 1,290,103,736	$ 1,289,128,165	$ 975,571	$ —

(1)	For the six-month period ended June 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
44

Hartford Small Cap Growth HLS Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Automobiles & Components - 2.3%
106,235	Fox Factory Holding Corp.*	$ 8,556,167
128,296	Patrick Industries, Inc.	6,650,864
79,290	Thor Industries, Inc.	5,925,342
		21,132,373
	Banks - 2.7%
605,047	MGIC Investment Corp.	7,623,592
176,013	Synovus Financial Corp.	6,345,269
102,056	Triumph Bancorp, Inc.*	6,384,623
74,249	Western Alliance Bancorp	5,241,980
		25,595,464
	Capital Goods - 10.6%
133,888	Altra Industrial Motion Corp.	4,719,552
135,969	Applied Industrial Technologies, Inc.	13,076,139
84,089	Armstrong World Industries, Inc.	6,303,311
59,593	Boise Cascade Co.	3,545,188
76,054	Chart Industries, Inc.*	12,729,918
59,163	Curtiss-Wright Corp.	7,813,066
250,697	Hydrofarm Holdings Group, Inc.*	872,426
104,145	ITT, Inc.	7,002,710
95,956	John Bean Technologies Corp.	10,595,461
158,506	SPX Corp.*	8,375,457
433,053	WillScot Mobile Mini Holdings Corp.*	14,039,578
400,341	Zurn Water Solutions Corp.	10,905,289
		99,978,095
	Commercial & Professional Services - 6.2%
121,358	ASGN, Inc.*	10,952,559
45,252	CACI International, Inc. Class A*	12,751,109
95,413	Casella Waste Systems, Inc. Class A*	6,934,617
56,129	Clean Harbors, Inc.*	4,920,829
76,094	Exponent, Inc.	6,960,318
93,261	Insperity, Inc.	9,310,246
46,681	Tetra Tech, Inc.	6,374,291
		58,203,969
	Consumer Durables & Apparel - 3.1%
122,399	Crocs, Inc.*	5,957,159
27,631	Deckers Outdoor Corp.*	7,055,576
51,511	PVH Corp.	2,930,976
45,711	TopBuild Corp.*	7,641,051
133,095	YETI Holdings, Inc.*	5,759,021
		29,343,783
	Consumer Services - 4.6%
206,215	BJ's Restaurants, Inc.*	4,470,741
36,016	Churchill Downs, Inc.	6,898,145
367,128	GAN Ltd.*	1,086,699
512,705	Mister Car Wash, Inc.*	5,578,230
140,005	Penn National Gaming, Inc.*	4,258,952
164,010	Texas Roadhouse, Inc. Class A	12,005,532
124,530	Wingstop, Inc.	9,311,108
		43,609,407
	Diversified Financials - 1.5%
188,172	OneMain Holdings, Inc.	7,033,869
129,550	Stifel Financial Corp.	7,257,391
		14,291,260
	Energy - 5.0%
191,020	Helmerich & Payne, Inc.	8,225,321
394,458	Magnolia Oil & Gas Corp. Class A	8,279,673
180,212	Ovintiv, Inc.	7,963,568
134,552	PDC Energy, Inc.	8,289,749
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Energy - 5.0% - (continued)
225,124	SM Energy Co.	$ 7,696,990
101,295	Whiting Petroleum Corp.	6,891,099
		47,346,400
	Food & Staples Retailing - 1.3%
268,336	Performance Food Group Co.*	12,338,089
	Food, Beverage & Tobacco - 3.2%
12,312	Boston Beer Co., Inc. Class A*	3,730,167
88,380	Freshpet, Inc.*	4,586,038
56,271	Lancaster Colony Corp.	7,246,579
176,789	Simply Good Foods Co.*	6,677,321
498,931	Sovos Brands, Inc.*	7,918,035
		30,158,140
	Health Care Equipment & Services - 10.9%
32,854	Amedisys, Inc.*	3,453,612
99,209	AtriCure, Inc.*	4,053,680
275,045	Covetrus, Inc.*	5,707,184
122,619	Glaukos Corp.*	5,569,355
153,742	Globus Medical, Inc. Class A*	8,631,076
103,759	Haemonetics Corp.*	6,763,011
192,465	Health Catalyst, Inc.*	2,788,818
87,125	Inari Medical, Inc.*	5,923,629
154,954	Integra LifeSciences Holdings Corp.*	8,372,164
45,181	LHC Group, Inc.*	7,036,489
32,858	ModivCare, Inc.*	2,776,501
68,496	Nevro Corp.*	3,002,180
102,405	Omnicell, Inc.*	11,648,569
275,136	Owens & Minor, Inc.	8,653,027
655,694	R1 RCM, Inc.*	13,743,346
72,494	Tandem Diabetes Care, Inc.*	4,290,920
		102,413,561
	Household & Personal Products - 0.5%
389,019	Beauty Health Co.*	5,002,784
	Insurance - 0.4%
161,827	James River Group Holdings Ltd.	4,010,073
	Materials - 3.1%
367,236	Axalta Coating Systems Ltd.*	8,119,588
69,632	Cabot Corp.	4,441,825
64,825	Ingevity Corp.*	4,093,051
309,876	Livent Corp.*	7,031,086
58,034	Louisiana-Pacific Corp.	3,041,562
279,035	Ranpak Holdings Corp. Class A*	1,953,245
		28,680,357
	Media & Entertainment - 2.0%
222,145	Bumble, Inc. Class A*	6,253,382
153,555	Cardlytics, Inc.*	3,425,812
121,235	Ziff Davis, Inc.*	9,035,644
		18,714,838
	Pharmaceuticals, Biotechnology & Life Sciences - 11.6%
264,673	Aclaris Therapeutics, Inc.*	3,694,835
140,793	Apellis Pharmaceuticals, Inc.*	6,366,659
43,269	Arrowhead Pharmaceuticals, Inc.*	1,523,502
129,910	Arvinas, Inc.*	5,467,912
168,164	Avidity Biosciences, Inc.*	2,443,423
118,038	Blueprint Medicines Corp.*	5,962,099
155,345	Celldex Therapeutics, Inc.*	4,188,101
196,406	Crinetics Pharmaceuticals, Inc.*	3,662,972
142,812	Cytokinetics, Inc.*	5,611,083
102,881	Harmony Biosciences Holdings, Inc.*	5,017,506
759,985	ImmunoGen, Inc.*	3,419,933

The accompanying notes are an integral part of these financial statements.
45

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 11.6% - (continued)
29,745	Intellia Therapeutics, Inc.*	$ 1,539,601
106,531	Intra-Cellular Therapies, Inc.*	6,080,789
37,248	Karuna Therapeutics, Inc.*	4,712,244
115,093	Kymera Therapeutics, Inc.*	2,266,181
32,730	Mirati Therapeutics, Inc.*	2,197,165
185,986	Morphic Holding, Inc.*	4,035,896
172,155	NanoString Technologies, Inc.*	2,186,369
36,572	Neurocrine Biosciences, Inc.*	3,565,039
92,571	Pacira BioSciences, Inc.*	5,396,889
147,239	PTC Therapeutics, Inc.*	5,898,394
220,766	Revolution Medicines, Inc.*	4,302,729
170,569	Stoke Therapeutics, Inc.*	2,253,217
229,228	Syndax Pharmaceuticals, Inc.*	4,410,347
49,394	Turning Point Therapeutics, Inc.*	3,716,899
15,816	United Therapeutics Corp.*	3,726,882
114,215	Veracyte, Inc.*	2,272,879
111,817	Zentalis Pharmaceuticals, Inc.*	3,142,058
		109,061,603
	Real Estate - 3.5%
353,932	Essential Properties Realty Trust, Inc. REIT	7,605,999
436,894	Independence Realty Trust, Inc. REIT	9,056,813
207,851	Phillips Edison & Co., Inc. REIT(1)	6,944,302
118,477	Ryman Hospitality Properties, Inc. REIT*	9,007,806
		32,614,920
	Retailing - 1.3%
130,737	Ollie's Bargain Outlet Holdings, Inc.*	7,680,799
71,664	Shutterstock, Inc.	4,107,064
		11,787,863
	Semiconductors & Semiconductor Equipment - 5.1%
142,336	Axcelis Technologies, Inc.*	7,805,706
89,049	Cirrus Logic, Inc.*	6,459,615
116,736	Lattice Semiconductor Corp.*	5,661,696
31,892	MKS Instruments, Inc.	3,273,076
140,539	Power Integrations, Inc.	10,541,830
39,420	Silicon Laboratories, Inc.*	5,527,472
71,335	Synaptics, Inc.*	8,421,097
		47,690,492
	Software & Services - 14.5%
116,134	Alarm.com Holdings, Inc.*	7,184,049
122,697	Blackbaud, Inc.*	7,125,015
77,153	Concentrix Corp.	10,465,033
84,079	Consensus Cloud Solutions, Inc.*	3,672,571
153,619	Digital Turbine, Inc.*	2,683,724
152,592	DigitalOcean Holdings, Inc.*(1)	6,311,205
78,207	ExlService Holdings, Inc.*	11,522,237
61,654	Five9, Inc.*	5,619,146
102,877	LiveRamp Holdings, Inc.*	2,655,255
82,530	Manhattan Associates, Inc.*	9,457,938
385,230	Olo, Inc. Class A*	3,802,220
123,375	Perficient, Inc.*	11,312,254
75,581	Q2 Holdings, Inc.*	2,915,159
127,690	Rapid7, Inc.*	8,529,692
473,512	Repay Holdings Corp.*	6,084,629
168,616	Shift4 Payments, Inc. Class A*	5,574,445
138,108	Sprout Social, Inc. Class A*	8,019,932
214,585	Varonis Systems, Inc.*	6,291,632
775,899	Verra Mobility Corp.*	12,189,373
66,735	Workiva, Inc. Class A*	4,403,843
		135,819,352
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.3% - (continued)
	Technology Hardware & Equipment - 2.9%
100,767	Fabrinet *		$ 8,172,204
69,612	II-VI, Inc.*		3,546,731
85,834	Insight Enterprises, Inc.*		7,405,758
104,844	Lumentum Holdings, Inc.*		8,326,710
			27,451,403
	Total Common Stocks (cost $872,221,765)		$ 905,244,226
EXCHANGE-TRADED FUNDS - 1.5%
	Other Investment Pools & Funds - 1.5%
70,335	iShares Russell 2000 Growth ETF		$ 14,510,814
	Total Exchange-Traded Funds (cost $15,181,901)		$ 14,510,814
	Total Long-Term Investments (Cost $887,403,666)		$ 919,755,040
SHORT-TERM INVESTMENTS - 3.0%
	Repurchase Agreements - 1.7%
$ 15,608,367	Fixed Income Clearing Corp. Agreement dated 06/30/2022 at 1.440%, due on 07/01/2022 with a maturity value of $15,608,991; collateralized by U.S. Treasury Note at 2.750%, maturing 05/15/2025, with a market value of 15,920,564		$ 15,608,367
	Securities Lending Collateral - 1.3%
6,704,766	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(2)		6,704,766
6,001,458	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(2)		6,001,458
			12,706,224
	Total Short-Term Investments (cost $28,314,591)		$ 28,314,591
	Total Investments (cost $915,718,257)	100.8%	$ 948,069,631
	Other Assets and Liabilities	(0.8)%	(7,803,609)
	Total Net Assets	100.0%	$ 940,266,022
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
46

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 21,132,373	$ 21,132,373	$ —	$ —
Banks	25,595,464	25,595,464	—	—
Capital Goods	99,978,095	99,978,095	—	—
Commercial & Professional Services	58,203,969	58,203,969	—	—
Consumer Durables & Apparel	29,343,783	29,343,783	—	—
Consumer Services	43,609,407	43,609,407	—	—
Diversified Financials	14,291,260	14,291,260	—	—
Energy	47,346,400	47,346,400	—	—
Food & Staples Retailing	12,338,089	12,338,089	—	—
Food, Beverage & Tobacco	30,158,140	30,158,140	—	—
Health Care Equipment & Services	102,413,561	102,413,561	—	—
Household & Personal Products	5,002,784	5,002,784	—	—
Insurance	4,010,073	4,010,073	—	—
Materials	28,680,357	28,680,357	—	—
Media & Entertainment	18,714,838	18,714,838	—	—
Pharmaceuticals, Biotechnology & Life Sciences	109,061,603	109,061,603	—	—
Real Estate	32,614,920	32,614,920	—	—
Retailing	11,787,863	11,787,863	—	—
Semiconductors & Semiconductor Equipment	47,690,492	47,690,492	—	—
Software & Services	135,819,352	135,819,352	—	—
Technology Hardware & Equipment	27,451,403	27,451,403	—	—
Exchange-Traded Funds	14,510,814	14,510,814	—	—
Short-Term Investments	28,314,591	12,706,224	15,608,367	—
Total	$ 948,069,631	$ 932,461,264	$ 15,608,367	$ —

(1)	For the six-month period ended June 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
47

Hartford Small Company HLS Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1%
	Banks - 1.8%
105,807	Ameris Bancorp	$ 4,251,325
94,253	Synovus Financial Corp.	3,397,821
		7,649,146
	Capital Goods - 15.2%
38,299	Acuity Brands, Inc.	5,899,578
110,018	Applied Industrial Technologies, Inc.	10,580,431
25,562	Chart Industries, Inc.*	4,278,568
55,538	Curtiss-Wright Corp.	7,334,348
103,894	Esab Corp.*	4,545,363
288,324	Fluor Corp.	7,017,806
70,244	Helios Technologies, Inc.	4,653,665
47,934	Middleby Corp.*	6,009,006
49,399	WESCO International, Inc.*	5,290,633
79,189	WillScot Mobile Mini Holdings Corp.*	2,567,307
184,428	Zurn Water Solutions Corp.	5,023,819
		63,200,524
	Commercial & Professional Services - 2.1%
105,272	Aris Water Solution, Inc. Class A	1,755,937
87,557	TriNet Group, Inc.*	6,796,174
		8,552,111
	Consumer Durables & Apparel - 2.5%
46,919	Crocs, Inc.*	2,283,548
73,139	Skyline Champion Corp.*	3,468,251
141,777	Steven Madden Ltd.	4,566,637
		10,318,436
	Consumer Services - 5.4%
89,409	Boyd Gaming Corp.	4,448,098
103,808	H&R Block, Inc.	3,666,499
327,105	Mister Car Wash, Inc.*	3,558,902
81,234	Texas Roadhouse, Inc. Class A	5,946,329
66,808	Wingstop, Inc.	4,995,234
		22,615,062
	Diversified Financials - 1.3%
146,641	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT(1)	5,551,828
	Energy - 5.8%
75,500	Brigham Minerals, Inc. Class A	1,859,565
111,185	Cactus, Inc. Class A	4,477,420
77,184	Chesapeake Energy Corp.	6,259,623
268,967	Magnolia Oil & Gas Corp. Class A	5,645,617
40,907	PDC Energy, Inc.	2,520,280
48,100	SM Energy Co.	1,644,539
71,700	Viper Energy Partners L.P.	1,912,956
		24,320,000
	Food, Beverage & Tobacco - 1.0%
25,527	Celsius Holdings, Inc.*	1,665,892
44,092	Freshpet, Inc.*	2,287,934
		3,953,826
	Health Care Equipment & Services - 13.1%
94,200	Covetrus, Inc.*	1,954,650
78,915	Enovis Corp.*	4,340,325
80,966	Globus Medical, Inc. Class A*	4,545,431
58,388	Haemonetics Corp.*	3,805,730
47,822	HealthEquity, Inc.*	2,935,793
52,729	Inari Medical, Inc.*	3,585,045
27,440	Inspire Medical Systems, Inc.*	5,012,465
110,259	Integra LifeSciences Holdings Corp.*	5,957,294
35,644	LHC Group, Inc.*	5,551,196
199,776	Owens & Minor, Inc.	6,282,955
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Health Care Equipment & Services - 13.1% - (continued)
384,880	R1 RCM, Inc.*	$ 8,067,085
39,329	Tandem Diabetes Care, Inc.*	2,327,883
		54,365,852
	Household & Personal Products - 2.0%
271,820	elf Beauty, Inc.*	8,339,438
	Materials - 2.6%
132,002	Cabot Corp.	8,420,407
99,636	Livent Corp.*	2,260,741
		10,681,148
	Media & Entertainment - 3.6%
36,274	Bumble, Inc. Class A*	1,021,113
268,939	Cargurus, Inc.*	5,779,499
132,352	Criteo S.A. ADR*	3,229,389
65,709	Ziff Davis, Inc.*	4,897,292
		14,927,293
	Pharmaceuticals, Biotechnology & Life Sciences - 10.4%
158,470	Aclaris Therapeutics, Inc.*	2,212,241
56,584	Alkermes plc*	1,685,637
178,628	Amicus Therapeutics, Inc.*	1,918,465
57,566	Apellis Pharmaceuticals, Inc.*	2,603,135
17,061	Ascendis Pharma A/S ADR*	1,585,991
31,385	Blueprint Medicines Corp.*	1,585,256
45,427	Celldex Therapeutics, Inc.*	1,224,712
91,710	Crinetics Pharmaceuticals, Inc.*	1,710,391
89,727	Cytokinetics, Inc.*	3,525,374
49,002	Fate Therapeutics, Inc.*	1,214,270
50,657	Halozyme Therapeutics, Inc.*	2,228,908
48,124	Intellia Therapeutics, Inc.*	2,490,898
58,402	Intra-Cellular Therapies, Inc.*	3,333,586
8,659	Karuna Therapeutics, Inc.*	1,095,450
133,512	Kymera Therapeutics, Inc.*	2,628,851
146,651	Myovant Sciences Ltd.*(1)	1,822,872
41,769	Pacira BioSciences, Inc.*	2,435,133
72,935	PTC Therapeutics, Inc.*	2,921,776
75,968	Revolution Medicines, Inc.*(1)	1,480,616
127,277	Rocket Pharmaceuticals, Inc.*	1,751,332
23,878	Turning Point Therapeutics, Inc.*	1,796,819
		43,251,713
	Real Estate - 5.1%
228,285	Essential Properties Realty Trust, Inc. REIT	4,905,845
265,293	Independence Realty Trust, Inc. REIT	5,499,524
165,452	Phillips Edison & Co., Inc. REIT(1)	5,527,751
71,992	Ryman Hospitality Properties, Inc. REIT*	5,473,552
		21,406,672
	Retailing - 2.9%
5,016,400	Allstar Co.(2)(3)(4)(5)	—
29,815	Five Below, Inc.*	3,381,915
138,202	National Vision Holdings, Inc.*	3,800,555
126,893	Revolve Group, Inc.*	3,287,798
43,094	Tory Burch LLC(3)(4)(5)	1,525,960
		11,996,228
	Semiconductors & Semiconductor Equipment - 2.5%
30,748	MKS Instruments, Inc.	3,155,667
60,134	Synaptics, Inc.*	7,098,819
		10,254,486
	Software & Services - 14.1%
46,344	Avalara, Inc.*	3,271,887
14,798	Concentrix Corp.	2,007,201
64,424	Five9, Inc.*	5,871,603
264,045	Jamf Holding Corp.*	6,540,395

The accompanying notes are an integral part of these financial statements.
48

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.1% - (continued)
	Software & Services - 14.1% - (continued)
94,341	LiveRamp Holdings, Inc.*		$ 2,434,941
34,587	Manhattan Associates, Inc.*		3,963,670
102,891	Olo, Inc. Class A*		1,015,534
76,558	Perficient, Inc.*		7,019,603
100,759	Rapid7, Inc.*		6,730,701
206,759	Repay Holdings Corp.*		2,656,853
85,624	RingCentral, Inc. Class A*		4,474,710
120,892	Varonis Systems, Inc.*		3,544,554
591,394	Verra Mobility Corp.*		9,290,800
			58,822,452
	Technology Hardware & Equipment - 4.7%
241,675	Calix, Inc.*		8,250,784
146,702	II-VI, Inc.*		7,474,467
31,352	Novanta, Inc.*		3,802,057
			19,527,308
	Total Common Stocks (cost $462,712,062)		$ 399,733,523
EXCHANGE-TRADED FUNDS - 3.1%
	Other Investment Pools & Funds - 3.1%
62,942	iShares Russell 2000 Growth ETF (1)		$ 12,985,564
	Total Exchange-Traded Funds (cost $13,462,257)		$ 12,985,564
	Total Long-Term Investments (Cost $476,174,319)		$ 412,719,087
SHORT-TERM INVESTMENTS - 5.2%
	Repurchase Agreements - 0.7%
$ 2,814,564	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2022 at 1.440%, due on 07/01/2022 with a maturity value of $2,814,677; collateralized by U.S. Treasury Note at 2.125%, maturing 05/15/2025, with a market value of $2,870,866		$ 2,814,564
	Securities Lending Collateral - 4.5%
9,940,535	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(6)		9,940,535
8,897,806	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(6)		8,897,806
			18,838,341
	Total Short-Term Investments (cost $21,652,905)		$ 21,652,905
	Total Investments (cost $497,827,224)	104.4%	$ 434,371,992
	Other Assets and Liabilities	(4.4)%	(18,251,888)
	Total Net Assets	100.0%	$ 416,120,104
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2022, the aggregate fair value of these securities are $1,525,960, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,525,960 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	5,016,400	$ —	$ —
11/2013	Tory Burch LLC	43,094	3,377,559	1,525,960
			$ 3,377,559	$ 1,525,960

(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
49

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 7,649,146	$ 7,649,146	$ —	$ —
Capital Goods	63,200,524	63,200,524	—	—
Commercial & Professional Services	8,552,111	8,552,111	—	—
Consumer Durables & Apparel	10,318,436	10,318,436	—	—
Consumer Services	22,615,062	22,615,062	—	—
Diversified Financials	5,551,828	5,551,828	—	—
Energy	24,320,000	24,320,000	—	—
Food, Beverage & Tobacco	3,953,826	3,953,826	—	—
Health Care Equipment & Services	54,365,852	54,365,852	—	—
Household & Personal Products	8,339,438	8,339,438	—	—
Materials	10,681,148	10,681,148	—	—
Media & Entertainment	14,927,293	14,927,293	—	—
Pharmaceuticals, Biotechnology & Life Sciences	43,251,713	43,251,713	—	—
Real Estate	21,406,672	21,406,672	—	—
Retailing	11,996,228	10,470,268	—	1,525,960
Semiconductors & Semiconductor Equipment	10,254,486	10,254,486	—	—
Software & Services	58,822,452	58,822,452	—	—
Technology Hardware & Equipment	19,527,308	19,527,308	—	—
Exchange-Traded Funds	12,985,564	12,985,564	—	—
Short-Term Investments	21,652,905	18,838,341	2,814,564	—
Total	$ 434,371,992	$ 430,031,468	$ 2,814,564	$ 1,525,960

(1)	For the six-month period ended June 30, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
50

Hartford Stock HLS Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Banks - 1.3%
110,537	PNC Financial Services Group, Inc.	$ 17,439,422
	Capital Goods - 14.0%
39,166	Deere & Co.	11,729,042
153,882	General Dynamics Corp.	34,046,392
240,260	Honeywell International, Inc.	41,759,591
50,383	Lockheed Martin Corp.	21,662,675
101,294	Northrop Grumman Corp.	48,476,269
379,289	Raytheon Technologies Corp.	36,453,466
		194,127,435
	Consumer Durables & Apparel - 2.7%
363,770	NIKE, Inc. Class B	37,177,294
	Consumer Services - 2.9%
165,654	McDonald's Corp.	40,896,660
	Diversified Financials - 1.9%
190,582	American Express Co.	26,418,477
	Food & Staples Retailing - 2.1%
60,534	Costco Wholesale Corp.	29,012,736
	Food, Beverage & Tobacco - 7.3%
570,444	Coca-Cola Co.	35,886,632
606,965	Diageo plc	26,216,458
235,881	PepsiCo., Inc.	39,311,927
		101,415,017
	Health Care Equipment & Services - 10.9%
458,696	Baxter International, Inc.	29,462,044
350,383	Medtronic plc	31,446,874
175,118	Stryker Corp.	34,836,224
109,587	UnitedHealth Group, Inc.	56,287,171
		152,032,313
	Household & Personal Products - 6.6%
645,615	Colgate-Palmolive Co.	51,739,586
280,069	Procter & Gamble Co.	40,271,122
		92,010,708
	Insurance - 5.2%
176,526	Chubb Ltd.	34,701,481
243,282	Marsh & McLennan Cos., Inc.	37,769,531
		72,471,012
	Materials - 5.0%
218,361	Ecolab, Inc.	33,575,187
122,729	Linde plc*	35,288,270
		68,863,457
	Media & Entertainment - 1.7%
590,742	Comcast Corp. Class A	23,180,716
	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
108,785	Danaher Corp.	27,579,173
228,769	Johnson & Johnson	40,608,785
246,709	Merck & Co., Inc.	22,492,460
305,234	Pfizer, Inc.	16,003,419
		106,683,837
	Real Estate - 2.8%
73,086	American Tower Corp. REIT	18,680,051
66,026	Public Storage REIT	20,644,349
		39,324,400
	Retailing - 5.4%
9,440,100	Allstar Co.(1)(2)(3)(4)	—
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.9% - (continued)
	Retailing - 5.4% - (continued)
87,113	Home Depot, Inc.		$ 23,892,482
918,860	TJX Cos., Inc.		51,318,331
			75,210,813
	Semiconductors & Semiconductor Equipment - 2.1%
192,093	Texas Instruments, Inc.		29,515,089
	Software & Services - 11.7%
116,788	Accenture plc Class A		32,426,188
114,463	Automatic Data Processing, Inc.		24,041,809
103,101	Mastercard, Inc. Class A		32,526,303
143,395	Microsoft Corp.		36,828,138
190,287	Visa, Inc. Class A		37,465,607
			163,288,045
	Transportation - 6.6%
252,529	Canadian National Railway Co.		28,405,589
158,054	Union Pacific Corp.		33,709,757
163,582	United Parcel Service, Inc. Class B		29,860,258
			91,975,604
	Total Common Stocks (cost $846,354,638)		$ 1,361,043,035
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
$ 20,539,253	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2022 at 1.440%, due on 07/01/2022 with a maturity value of $20,540,075; collateralized by U.S. Treasury Note at 2.125%, maturing 05/15/2025, with a market value of $20,950,115		$ 20,539,253
	Total Short-Term Investments (cost $20,539,253)		$ 20,539,253
	Total Investments (cost $866,893,891)	99.4%	$ 1,381,582,288
	Other Assets and Liabilities	0.6%	7,699,339
	Total Net Assets	100.0%	$ 1,389,281,627
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.

The accompanying notes are an integral part of these financial statements.
51

Hartford Stock HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2022, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	9,440,100	$ —	$ —

(4)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 17,439,422	$ 17,439,422	$ —	$ —
Capital Goods	194,127,435	194,127,435	—	—
Consumer Durables & Apparel	37,177,294	37,177,294	—	—
Consumer Services	40,896,660	40,896,660	—	—
Diversified Financials	26,418,477	26,418,477	—	—
Food & Staples Retailing	29,012,736	29,012,736	—	—
Food, Beverage & Tobacco	101,415,017	75,198,559	26,216,458	—
Health Care Equipment & Services	152,032,313	152,032,313	—	—
Household & Personal Products	92,010,708	92,010,708	—	—
Insurance	72,471,012	72,471,012	—	—
Materials	68,863,457	68,863,457	—	—
Media & Entertainment	23,180,716	23,180,716	—	—
Pharmaceuticals, Biotechnology & Life Sciences	106,683,837	106,683,837	—	—
Real Estate	39,324,400	39,324,400	—	—
Retailing	75,210,813	75,210,813	—	—
Semiconductors & Semiconductor Equipment	29,515,089	29,515,089	—	—
Software & Services	163,288,045	163,288,045	—	—
Transportation	91,975,604	91,975,604	—	—
Short-Term Investments	20,539,253	—	20,539,253	—
Total	$ 1,381,582,288	$ 1,334,826,577	$ 46,755,711	$ —

(1)	For the six-month period ended June 30, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
52

Hartford Total Return Bond HLS Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1%
	Asset-Backed - Automobile - 1.4%
$ 2,375,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$ 2,317,290
3,960,000	Carvana Auto Receivables Trust 4.13%, 04/12/2027	3,973,285
1,590,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	1,513,401
2,045,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	2,023,650
	Exeter Automobile Receivables Trust
4,595,000	2.58%, 09/15/2025(1)	4,538,768
1,390,000	2.73%, 12/15/2025(1)	1,371,139
1,975,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	1,918,913
665,000	Santander Drive Auto Receivables Trust 1.48%, 01/15/2027	640,952
	Westlake Automobile Receivables Trust
1,930,000	1.65%, 02/17/2026(1)	1,855,973
3,365,000	2.72%, 11/15/2024(1)	3,338,071
2,285,000	4.31%, 09/15/2027	2,276,702
		25,768,144
	Asset-Backed - Credit Card - 0.1%
2,210,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	2,103,090
	Asset-Backed - Finance & Insurance - 5.1%
5,645,000	Bain Capital Credit CLO Ltd. 2.36%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	5,454,013
2,243,188	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(3)	2,187,262
	BlueMountain CLO Ltd.
3,660,000	2.16%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	3,545,665
6,995,000	2.19%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	6,759,192
1,910,000	Carlyle U.S. CLO Ltd. 2.10%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(2)	1,844,000
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,069,222
874,438	Fieldstone Mortgage Investment Trust 2.16%, 05/25/2036, 1 mo. USD LIBOR + 0.540%(2)	627,097
3,267,261	First Franklin Mortgage Loan Trust 2.10%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(2)	2,985,629
6,190,000	Madison Park Funding Ltd. 2.16%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	5,983,675
382,522	OZLM Ltd. 2.34%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	381,680
	Pretium Mortgage Credit Partners LLC
2,141,420	2.49%, 07/25/2051(1)(4)	2,021,864
4,966,840	2.98%, 01/25/2052(1)(4)	4,628,226
	Progress Residential Trust
3,320,000	1.51%, 10/17/2038(1)	2,959,975
1,135,000	3.20%, 04/17/2039(1)	1,072,639
888,000	4.45%, 06/17/2039	887,745
5,155,000	Regatta Funding Ltd. 2.22%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	4,985,968
5,870,000	RR 1 LLC 2.19%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	5,682,136
5,375,000	RR 16 Ltd. 2.15%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	5,188,724
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Asset-Backed - Finance & Insurance - 5.1% - (continued)
$ 358,080	Securitized Asset-Backed Receivables LLC Trust 1.80%, 07/25/2036, 1 mo. USD LIBOR + 0.180%(2)	$ 138,523
5,775,000	Sound Point CLO Ltd. 2.25%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	5,594,283
	Symphony CLO Ltd.
1,238,574	1.99%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	1,231,055
6,615,000	2.02%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(2)	6,356,009
5,815,000	Thompson Park CLO Ltd. 2.04%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(2)	5,647,307
	Venture CLO Ltd.
5,775,000	2.17%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	5,512,971
2,255,000	2.28%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	2,187,287
5,555,017	Voya CLO Ltd. 1.94%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	5,476,336
4,560,000	Wellfleet CLO Ltd. 2.23%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	4,415,475
		97,823,958
	Asset-Backed - Home Equity - 0.4%
	GSAA Home Equity Trust
4,466,528	1.78%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(2)	1,549,836
1,976,284	1.98%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	633,234
506,717	5.98%, 06/25/2036(3)	157,128
2,403,397	Legacy Mortgage Asset Trust 3.00%, 06/25/2059(1)(4)	2,399,239
59,731	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1.92%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(2)	51,829
1,226,989	Morgan Stanley Mortgage Loan Trust 1.96%, 11/25/2036, 1 mo. USD LIBOR + 0.340%(2)	421,458
	Soundview Home Loan Trust
1,816,212	1.80%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	1,705,555
380,418	2.12%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	357,729
		7,276,008
	Commercial Mortgage-Backed Securities - 4.8%
	Barclays Commercial Mortgage Trust
26,447,171	1.60%, 02/15/2050(3)(5)	1,342,601
8,553,000	2.17%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	8,375,465
1,000,000	4.60%, 06/15/2055	1,024,058
	Benchmark Mortgage Trust
10,382,028	0.63%, 01/15/2051(3)(5)	228,932
19,415,499	0.66%, 07/15/2051(3)(5)	383,656
8,799,936	1.18%, 08/15/2052(3)(5)	418,926
25,784,196	1.39%, 03/15/2062(3)(5)	1,480,423
10,394,365	1.63%, 01/15/2054(3)(5)	999,044
2,756,861	1.92%, 07/15/2053(3)(5)	243,810
4,007,534	BX Commercial Mortgage Trust 2.24%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	3,936,968
2,920,000	CAMB Commercial Mortgage Trust 3.87%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,780,650

The accompanying notes are an integral part of these financial statements.
53

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.8% - (continued)
$ 3,344,985	CD Mortgage Trust 2.46%, 08/10/2049	$ 3,131,854
	Citigroup Commercial Mortgage Trust
17,185,814	1.06%, 07/10/2047(3)(5)	267,987
20,475,767	1.16%, 04/10/2048(3)(5)	470,261
2,357,000	4.23%, 11/15/2049(3)	2,106,006
1,301,749	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,299,942
	Commercial Mortgage Trust
6,659,058	0.68%, 02/10/2047(3)(5)	45,252
2,874,773	0.87%, 08/10/2046(3)(5)	15,552
841,000	2.82%, 01/10/2039(1)	773,659
502,247	2.82%, 10/15/2045	501,594
1,416,640	2.85%, 10/15/2045	1,412,023
1,145,000	3.10%, 03/10/2046	1,139,421
568,061	3.21%, 03/10/2046	564,606
6,780,000	3.42%, 03/10/2031(1)	6,769,066
1,260,000	3.61%, 06/10/2046(3)	1,254,761
630,000	4.07%, 02/10/2047(3)	627,571
860,000	4.08%, 01/10/2039(1)(3)	779,699
1,045,000	4.21%, 08/10/2046(3)	1,043,767
535,000	4.24%, 02/10/2047(3)	534,432
568,106	4.41%, 07/10/2045(3)	566,939
1,415,379	4.75%, 10/15/2045(1)(3)	651,782
2,780,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	2,432,226
23,872	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	23,922
	CSAIL Commercial Mortgage Trust
53,844,931	0.86%, 06/15/2057(3)(5)	871,071
2,438,244	1.07%, 11/15/2048(3)(5)	58,822
7,198,864	2.03%, 01/15/2049(3)(5)	398,449
4,272,919	DBJPM Mortgage Trust 1.83%, 09/15/2053(3)(5)	335,263
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,305,977
	GS Mortgage Securities Trust
1,027,628	0.09%, 08/10/2044(1)(3)(5)	10
40,586,318	0.09%, 07/10/2046(3)(5)	18,304
785,121	4.07%, 01/10/2047	782,557
2,215,000	5.17%, 04/10/2047(1)(3)	1,335,740
	JP Morgan Chase Commercial Mortgage Securities Trust
2,185,000	2.73%, 10/15/2045(1)(3)	1,234,525
1,400,000	2.81%, 01/16/2037(1)	1,329,877
476,919	2.84%, 12/15/2047	475,619
1,290,924	4.51%, 12/15/2047(1)(3)	1,072,174
	JPMBB Commercial Mortgage Securities Trust
4,043,226	0.72%, 05/15/2048(3)(5)	54,339
17,223,107	0.75%, 09/15/2047(3)(5)	179,730
709,003	3.36%, 07/15/2045	702,881
	Morgan Stanley Bank of America Merrill Lynch Trust
9,772,258	1.10%, 12/15/2047(3)(5)	170,073
1,327,699	1.12%, 10/15/2048(3)(5)	28,794
1,380,365	3.13%, 12/15/2048	1,377,951
795,172	4.26%, 10/15/2046(3)	791,433
	Morgan Stanley Capital Trust
7,254,084	1.50%, 06/15/2050(3)(5)	314,880
1,460,000	5.25%, 07/15/2049(1)(3)	771,985
82,680	5.75%, 10/12/2052(1)(3)	33,899
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	642,007
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,128,105
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.8% - (continued)
$ 3,998,540	UBS Commercial Mortgage Trust 1.15%, 08/15/2050(3)(5)	$ 157,005
	UBS-Barclays Commercial Mortgage Trust
467,076	2.85%, 12/10/2045	466,776
1,960,234	3.18%, 03/10/2046	1,950,503
775,000	3.24%, 04/10/2046	769,744
	Wells Fargo Commercial Mortgage Trust
15,009,079	1.21%, 05/15/2048(3)(5)	346,022
94,334	2.92%, 10/15/2045	94,228
3,085,000	2.94%, 10/15/2049	2,938,881
430,000	4.29%, 05/15/2048(3)	391,497
	Wells Fargo N.A.
19,968,607	0.71%, 11/15/2062(3)(5)	707,442
9,740,961	0.76%, 11/15/2062(3)(5)	376,479
38,788,662	0.86%, 11/15/2050(3)(5)	1,210,420
4,486,649	0.91%, 11/15/2054(3)(5)	146,883
18,025,709	0.95%, 09/15/2062(3)(5)	826,591
35,352,872	1.00%, 01/15/2063(3)(5)	1,806,482
12,690,986	1.04%, 05/15/2062(3)(5)	602,475
21,047,383	1.90%, 03/15/2063(3)(5)	2,263,509
2,545,000	2.04%, 02/15/2054	2,137,743
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	254,660
1,118,984	3.07%, 03/15/2045	1,114,588
450,000	3.35%, 05/15/2045	445,738
465,116	3.72%, 05/15/2047	457,782
230,000	4.05%, 03/15/2047	229,093
1,095,000	4.15%, 08/15/2046(3)	1,090,756
710,000	5.00%, 06/15/2044(1)(3)	465,522
		91,292,139
	Other Asset-Backed Securities - 2.6%
528,965	Aaset Trust 3.35%, 01/16/2040(1)	443,686
	Affirm Asset Securitization Trust
957,346	1.90%, 01/15/2025(1)	941,250
358,968	3.46%, 10/15/2024(1)	357,535
885,000	Arbor Realty Commercial Real Estate Notes Ltd. 2.42%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	860,249
1,945,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	1,833,677
1,423,319	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	1,397,220
1,087,096	Bayview Opportunity Master Fund Trust 3.50%, 06/28/2057(1)(3)	1,079,275
1,056,461	CF Hippolyta LLC 1.99%, 07/15/2060(1)	904,157
4,485,000	Columbia Cent CLO 27 Ltd. 2.37%, 01/25/2035, 3 mo. USD LIBOR + 1.190%(1)(2)	4,319,423
	Domino's Pizza Master Issuer LLC
2,296,800	2.66%, 04/25/2051(1)	2,002,077
1,417,375	3.67%, 10/25/2049(1)	1,282,935
3,160,375	4.12%, 07/25/2048(1)	3,081,274
2,561,042	GSAMP Trust 1.71%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	1,629,767
1,015,000	Marlette Funding Trust 1.06%, 09/15/2031(1)	974,716
544,844	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	517,723
	Pretium Mortgage Credit Partners LLC
1,976,826	1.87%, 07/25/2051(1)(4)	1,849,451
3,992,860	1.99%, 02/25/2061(1)(4)	3,810,542
461,697	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	404,149

The accompanying notes are an integral part of these financial statements.
54

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Other Asset-Backed Securities - 2.6% - (continued)
$ 3,786,857	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	$ 3,696,261
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,304,040
	Towd Point Mortgage Trust
1,375,761	2.22%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	1,361,626
1,257,621	2.75%, 10/25/2056(1)(3)	1,247,531
840,590	2.75%, 07/25/2057(1)(3)	831,462
3,158,000	Tricon Residential 4.85%, 07/17/2040	3,157,946
827,029	Upstart Securitization Trust 0.83%, 07/20/2031(1)	803,071
2,574,729	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	2,447,845
	Wendy's Funding LLC
4,994,550	2.37%, 06/15/2051(1)	4,233,505
1,986,400	3.88%, 03/15/2048(1)	1,871,157
771,125	Wingstop Funding LLC 2.84%, 12/05/2050(1)	685,131
		49,328,681
	Whole Loan Collateral CMO - 9.7%
3,826,322	510 Asset Backed Trust 2.12%, 06/25/2061(1)(4)	3,571,849
	Alternative Loan Trust
133,234	2.16%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	120,843
687,540	2.26%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	564,560
607,809	5.75%, 05/25/2036	309,559
	Angel Oak Mortgage Trust
1,659,112	0.91%, 01/25/2066(1)(3)	1,524,875
1,575,719	0.99%, 04/25/2053(1)(3)	1,520,935
1,445,705	0.99%, 04/25/2066(1)(3)	1,366,396
2,342,803	1.82%, 11/25/2066(1)(3)	2,120,930
59,684	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(3)	59,473
1,914,949	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	1,860,946
	Banc of America Funding Trust
681,351	2.21%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(2)	633,382
2,299,826	5.77%, 05/25/2037(3)	2,211,347
91,334	6.35%, 01/25/2037(4)	84,469
522,907	BCAP LLC Trust 1.80%, 03/25/2037, 1 mo. USD LIBOR + 0.180%(2)	480,293
136,330	Bear Stearns Adjustable Rate Mortgage Trust 2.38%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	135,070
563,349	Bear Stearns Alt-A Trust 2.12%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	752,633
197,154	Bear Stearns Mortgage Funding Trust 1.80%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	168,662
	BRAVO Residential Funding Trust
1,048,496	0.94%, 02/25/2049(1)(3)	977,895
1,091,380	0.97%, 03/25/2060(1)(3)	1,062,387
	CHL Mortgage Pass-Through Trust
248,008	2.78%, 11/20/2035(3)	223,520
1,090,816	2.92%, 09/25/2047(3)	990,501
522,315	CIM Trust 3.00%, 04/25/2057(1)(3)	521,456
	COLT Mortgage Loan Trust
2,279,710	0.91%, 06/25/2066(1)(3)	2,018,064
5,073,643	1.11%, 10/25/2066(1)(3)	4,459,301
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Whole Loan Collateral CMO - 9.7% - (continued)
	Connecticut Avenue Securities Trust
$ 170,878	3.77%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	$ 170,566
889,130	3.77%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	863,857
173,895	3.92%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	173,895
1,080,516	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	870,802
	CSMC Trust
2,052,075	0.94%, 05/25/2066(1)(3)	1,780,517
1,390,459	1.80%, 12/27/2060(1)(3)	1,316,620
2,406,250	1.84%, 10/25/2066(1)(3)	2,190,597
5,328,533	2.27%, 11/25/2066(1)(3)	4,726,100
1,546,353	3.25%, 04/25/2047(1)(3)	1,440,328
1,012,288	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	894,803
1,015,180	Eagle RE Ltd. 3.32%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	1,011,127
	Ellington Financial Mortgage Trust
891,885	0.93%, 06/25/2066(1)(3)	807,286
2,520,394	2.21%, 01/25/2067(1)(3)	2,297,152
	Fannie Mae Connecticut Avenue Securities
1,075,708	5.17%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	1,098,631
1,869,077	5.97%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	1,932,559
400,867	6.52%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	412,182
324,097	7.32%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	338,358
157,454	7.62%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	163,621
4,870,000	FirstKey Homes Trust 4.25%, 07/17/2039	4,804,683
	GCAT Trust
1,886,143	1.04%, 05/25/2066(1)(3)	1,757,748
1,874,330	1.92%, 08/25/2066(1)(3)	1,783,393
16,974	GMACM Mortgage Loan Trust 2.90%, 04/19/2036(3)	13,536
	GSR Mortgage Loan Trust
822,990	1.92%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	241,267
845,287	2.87%, 01/25/2036(3)	837,871
	HarborView Mortgage Loan Trust
619,473	1.80%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	559,230
2,178,793	1.85%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	2,048,063
363,434	Home Re Ltd. 3.22%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	362,799
5,195,000	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(4)	4,954,517
722,219	IndyMac Index Mortgage Loan Trust 2.92%, 03/25/2036(3)	584,436
114,931	JP Morgan Mortgage Trust 2.98%, 04/25/2037(3)	100,202
1,083,326	LCM L.P. 2.10%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	1,072,064
	Legacy Mortgage Asset Trust
1,387,731	1.75%, 04/25/2061(1)(4)	1,321,385
1,796,065	1.75%, 07/25/2061(1)(4)	1,700,516
3,413,881	3.25%, 11/25/2059(1)(4)	3,397,381
638,758	Lehman XS Trust 2.04%, 07/25/2046, 1 mo. USD LIBOR + 0.420%(2)	626,558

The accompanying notes are an integral part of these financial statements.
55

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Whole Loan Collateral CMO - 9.7% - (continued)
	LSTAR Securities Investment Ltd.
$ 3,486,833	2.76%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(2)	$ 3,374,578
2,283,761	3.51%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	2,226,240
1,091,497	4.56%, 04/01/2024, 1 mo. USD LIBOR + 2.500%(1)(2)	1,080,212
2,181,703	4.56%, 05/01/2024, 1 mo. USD LIBOR + 2.50%(1)(2)	2,137,488
188,398	MASTR Adjustable Rate Mortgages Trust 3.05%, 11/21/2034(3)	179,362
3,620,223	MFA LLC 2.36%, 03/25/2060(1)(4)	3,492,737
	MFA Trust
313,989	1.01%, 01/26/2065(1)(3)	302,320
1,530,294	1.03%, 11/25/2064(1)(3)	1,388,571
1,332,125	1.15%, 04/25/2065(1)(3)	1,289,713
	New Residential Mortgage Loan Trust
1,070,275	0.94%, 10/25/2058(1)(3)	1,023,380
2,113,692	2.37%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	2,069,378
419,740	2.49%, 09/25/2059(1)(3)	406,135
1,639,276	3.12%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	1,634,302
1,570,741	3.50%, 08/25/2059(1)(3)	1,535,134
1,781,253	3.75%, 11/26/2035(1)(3)	1,726,726
1,759,266	3.75%, 11/25/2056(1)(3)	1,703,107
3,128,595	4.00%, 02/25/2057(1)(3)	3,090,550
3,107,447	4.00%, 03/25/2057(1)(3)	3,028,225
2,425,060	4.00%, 04/25/2057(1)(3)	2,375,025
1,666,504	4.00%, 05/25/2057(1)(3)	1,617,527
2,819,183	4.00%, 08/27/2057(1)(3)	2,761,270
1,230,702	4.00%, 12/25/2057(1)(3)	1,197,863
3,989,153	NMLT Trust 1.19%, 05/25/2056(1)(3)	3,568,501
791,098	Oaktown Re II Ltd. 3.17%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	788,842
267,669	Oaktown Re III Ltd. 3.02%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	267,587
4,421,243	Onslow Bay Financial LLC 2.31%, 11/25/2061(1)(3)	3,857,951
	Preston Ridge Partners Mortgage Trust LLC
2,513,292	1.79%, 06/25/2026(1)(4)	2,417,963
2,441,537	1.79%, 07/25/2026(1)(4)	2,305,912
4,569,007	1.87%, 04/25/2026(1)(4)	4,313,091
758,170	2.36%, 11/25/2025(1)(4)	725,692
2,021,580	2.49%, 10/25/2026(1)(4)	1,910,136
4,252,468	2.95%, 10/25/2025(1)(4)	4,114,039
635,277	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	592,992
451,395	Residential Accredit Loans, Inc. 6.00%, 12/25/2035	404,596
	Seasoned Credit Risk Transfer Trust
2,252,816	2.50%, 08/25/2059	2,076,972
1,904,864	3.50%, 11/25/2057	1,875,543
5,083,387	3.50%, 07/25/2058	4,995,551
1,008,935	3.50%, 08/25/2058	990,561
4,050,604	3.50%, 10/25/2058	3,959,930
	Starwood Mortgage Residential Trust
871,722	0.94%, 05/25/2065(1)(3)	831,758
3,601,033	1.92%, 11/25/2066(1)(3)	3,174,764
270,598	Structured Agency Credit Risk Trust 3.27%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)	268,539
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Whole Loan Collateral CMO - 9.7% - (continued)
$ 2,840,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(4)	$ 2,661,702
	Towd Point Mortgage Trust
320,309	2.75%, 04/25/2057(1)(3)	318,249
1,829,650	2.75%, 06/25/2057(1)(3)	1,784,004
5,442,549	2.92%, 11/30/2060(1)(3)	4,958,282
	VCAT LLC
2,296,395	1.74%, 05/25/2051(1)(4)	2,184,434
746,533	2.12%, 03/27/2051(1)(4)	711,634
	Verus Securitization Trust
1,412,846	0.92%, 02/25/2064(1)(3)	1,365,655
1,666,205	0.94%, 07/25/2066(1)(3)	1,496,987
1,206,826	1.03%, 02/25/2066(1)(3)	1,091,919
2,487,644	1.82%, 11/25/2066(1)(3)	2,242,227
4,951,989	1.83%, 10/25/2066(1)(3)	4,454,634
	WaMu Mortgage Pass-Through Certificates Trust
1,630,451	1.14%, 12/25/2046, 12 mo. USD MTA + 0.820%(2)	1,418,116
294,417	2.46%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	276,467
662,749	Washington Mutual Mortgage Pass-Through Certificates Trust 3.19%, 06/25/2037(3)	598,457
25,610,457	Wells Fargo Commercial Mortgage Trust 1.03%, 09/15/2057(3)(5)	603,139
		185,640,665
	Total Asset & Commercial Mortgage-Backed Securities (cost $488,674,492)	$ 459,232,685
CORPORATE BONDS - 31.3%
	Advertising - 0.1%
1,990,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 1,747,409
	Aerospace/Defense - 0.5%
	Boeing Co.
1,900,000	5.04%, 05/01/2027	1,877,288
1,390,000	5.15%, 05/01/2030	1,337,944
590,000	BWX Technologies, Inc. 4.13%, 04/15/2029(1)	517,725
2,127,000	L3Harris Technologies, Inc. 3.85%, 06/15/2023	2,125,172
960,000	Northrop Grumman Corp. 5.15%, 05/01/2040	976,066
	Raytheon Technologies Corp.
665,000	2.38%, 03/15/2032	563,759
32,000	3.65%, 08/16/2023	31,982
945,000	3.95%, 08/16/2025	947,853
760,000	4.45%, 11/16/2038	728,005
		9,105,794
	Agriculture - 0.5%
	BAT Capital Corp.
585,000	2.26%, 03/25/2028	490,922
3,840,000	4.74%, 03/16/2032	3,421,972
3,165,000	BAT International Finance plc 4.45%, 03/16/2028	3,001,070
1,170,000	Cargill, Inc. 4.00%, 06/22/2032(1)	1,148,011
1,760,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	804,070
		8,866,045
	Airlines - 0.0%
285,000	United Airlines, Inc. 4.63%, 04/15/2029(1)	239,934

The accompanying notes are an integral part of these financial statements.
56

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Apparel - 0.2%
$ 550,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	$ 509,443
3,550,000	William Carter Co. 5.63%, 03/15/2027(1)	3,324,255
		3,833,698
	Auto Manufacturers - 0.1%
505,000	Ford Motor Co. 3.25%, 02/12/2032	374,470
145,000	General Motors Co. 6.80%, 10/01/2027	152,881
1,810,000	General Motors Financial Co., Inc. 3.60%, 06/21/2030	1,567,020
		2,094,371
	Beverages - 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
1,507,000	3.75%, 07/15/2042	1,227,448
645,000	4.75%, 04/15/2058	581,101
1,699,000	5.45%, 01/23/2039	1,725,672
	Constellation Brands, Inc.
150,000	2.25%, 08/01/2031	121,990
612,000	3.15%, 08/01/2029	552,159
1,790,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	1,710,954
		5,919,324
	Biotechnology - 0.3%
1,330,000	CSL Finance plc 4.25%, 04/27/2032(1)	1,303,992
1,325,000	CSL Finance plc Co. 4.05%, 04/27/2029(1)	1,303,445
	Royalty Pharma plc
210,000	1.75%, 09/02/2027	179,299
3,565,000	2.15%, 09/02/2031	2,789,567
750,000	2.20%, 09/02/2030	606,561
475,000	3.30%, 09/02/2040	352,474
		6,535,338
	Chemicals - 0.2%
290,000	Chemours Co. 5.38%, 05/15/2027(7)	255,111
2,754,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	2,772,105
1,120,000	International Flavors & Fragrances, Inc. 2.30%, 11/01/2030(1)	922,790
731,000	LYB International Finance LLC 1.25%, 10/01/2025	662,522
		4,612,528
	Commercial Banks - 5.5%
3,485,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(8)	2,920,639
	Bank of America Corp.
275,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 3 mo. USD SOFR + 1.530% thereafter)(8)	220,350
185,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 1.370% thereafter)(8)	147,643
2,150,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(8)	1,742,242
1,370,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	1,306,209
965,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(8)	798,187
1,565,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	1,406,194
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Commercial Banks - 5.5% - (continued)
$ 2,465,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(8)	$ 1,941,921
1,860,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(8)	1,776,009
4,225,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	3,649,856
185,000	7.75%, 05/14/2038	228,780
2,650,000	Bank of NY Mellon Corp. 2.05%, 01/26/2027(7)	2,438,271
	BNP Paribas S.A.
890,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(8)	787,150
1,940,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(8)	1,792,621
1,875,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 3 mo. USD SOFR + 1.228% thereafter)(1)(8)	1,688,877
	Citigroup, Inc.
2,075,000	2.52%, 11/03/2032, (2.52% fixed rate until 11/03/2031; 3 mo. USD SOFR + 1.177% thereafter)(8)	1,688,574
620,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	582,504
1,660,000	4.45%, 09/29/2027	1,627,957
865,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(8)	690,162
1,970,000	Danske Bank A/S 5.38%, 01/12/2024(1)	1,988,722
1,545,000	Deutsche Bank AG 2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(8)	1,335,091
	Goldman Sachs Group, Inc.
1,530,000	0.93%, 10/21/2024, (0.93% fixed rate until 10/21/2023; 3 mo. USD SOFR + 0.486% thereafter)(8)	1,463,982
2,810,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(8)	2,279,438
3,500,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	2,913,626
320,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(8)	264,321
965,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	964,729
435,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD LIBOR + 1.410% thereafter)(8)	372,579
2,680,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	2,531,014
3,035,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(8)	2,929,495

The accompanying notes are an integral part of these financial statements.
57

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Commercial Banks - 5.5% - (continued)
$ 546,000	6.75%, 10/01/2037	$ 606,733
	HSBC Holdings plc
2,070,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(8)	1,931,698
1,425,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	1,253,048
2,300,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	2,221,274
2,940,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(8)	2,722,028
	JP Morgan Chase & Co.
1,560,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(8)	1,295,030
955,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	803,752
390,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	337,528
1,700,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	1,324,189
575,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	424,355
3,905,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(8)	3,049,008
1,025,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	960,288
1,655,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	1,542,722
4,480,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	4,375,663
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	2,140,992
3,175,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(8)	3,127,130
430,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(8)	423,834
	Morgan Stanley
4,595,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	3,626,595
2,540,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	2,019,709
2,090,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(8)	1,699,164
1,875,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 3 mo. USD SOFR + 1.000% thereafter)(8)	1,706,832
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Commercial Banks - 5.5% - (continued)
$ 240,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(8)	$ 198,828
2,000,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	1,896,197
1,475,000	3.63%, 01/20/2027	1,433,655
1,095,000	4.00%, 07/23/2025	1,095,152
3,755,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 3 mo. USD SOFR + 1.610% thereafter)(8)	3,676,390
2,950,000	Societe Generale S.A. 6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 3 mo. USD SOFR + 3.200% thereafter)(1)(8)	2,811,076
1,310,000	Truist Bank 2.25%, 03/11/2030	1,099,522
1,425,000	UBS Group AG 4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 3 mo. USD SOFR + 1.750% thereafter)(1)(8)	1,412,669
	Wells Fargo & Co.
325,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(8)	309,708
2,125,000	3.00%, 04/22/2026	2,024,810
665,000	3.00%, 10/23/2026	628,733
2,300,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(8)	2,046,945
2,945,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 3 mo. USD SOFR + 1.320% thereafter)(8)	2,891,444
155,000	4.90%, 11/17/2045	144,375
765,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(8)	754,925
214,000	5.61%, 01/15/2044	216,367
		104,709,511
	Commercial Services - 1.2%
	Ashtead Capital, Inc.
1,190,000	4.00%, 05/01/2028(1)	1,075,830
4,990,000	4.38%, 08/15/2027(1)	4,638,577
	Gartner, Inc.
635,000	3.63%, 06/15/2029(1)	550,145
3,345,000	3.75%, 10/01/2030(1)	2,887,053
	Global Payments, Inc.
475,000	2.15%, 01/15/2027	422,181
1,965,000	3.20%, 08/15/2029	1,720,886
	Howard University (AGM Insured)
1,000,000	2.70%, 10/01/2029	887,648
1,000,000	2.90%, 10/01/2031	869,684
720,000	3.48%, 10/01/2041	591,314
	S&P Global, Inc.
605,000	2.45%, 03/01/2027(1)	566,474
765,000	2.90%, 03/01/2032(1)	683,755
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,046,875
385,000	4.63%, 12/15/2027	361,900
4,561,000	5.13%, 06/01/2029	4,307,865
	United Rentals North America, Inc.
140,000	4.00%, 07/15/2030	119,683
445,000	4.88%, 01/15/2028	419,321
		22,149,191

The accompanying notes are an integral part of these financial statements.
58

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Construction Materials - 0.3%
$ 3,340,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	$ 2,830,483
	Standard Industries, Inc.
645,000	3.38%, 01/15/2031(1)	476,393
3,370,000	4.38%, 07/15/2030(1)	2,658,087
		5,964,963
	Diversified Financial Services - 0.9%
2,320,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	1,854,039
	Capital One Financial Corp.
1,725,000	3.90%, 01/29/2024	1,723,185
1,405,000	5.27%, 05/10/2033, (5.27% fixed rate until 05/10/2032; 3 mo. USD SOFR + 2.370% thereafter)(8)	1,383,329
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,293,718
	Intercontinental Exchange, Inc.
455,000	4.35%, 06/15/2029	450,452
225,000	4.60%, 03/15/2033	224,224
165,000	4.95%, 06/15/2052	162,883
4,220,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	3,733,491
		16,825,321
	Electric - 2.7%
1,235,000	Alabama Power Co. 3.45%, 10/01/2049	985,807
	Berkshire Hathaway Energy Co.
705,000	1.65%, 05/15/2031(7)	569,807
215,000	3.25%, 04/15/2028	204,731
	Cleco Corporate Holdings LLC
1,215,000	3.38%, 09/15/2029	1,086,448
75,000	4.97%, 05/01/2046	71,097
1,155,000	Commonwealth Edison Co. 3.65%, 06/15/2046	985,202
1,050,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	801,410
1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,412,032
2,595,000	Duke Energy Corp. 2.55%, 06/15/2031	2,161,663
	Duke Energy Indiana LLC
1,110,000	2.75%, 04/01/2050	784,814
780,000	3.25%, 10/01/2049	607,151
	Duke Energy Progress LLC
530,000	4.00%, 04/01/2052	477,102
670,000	4.38%, 03/30/2044	623,255
2,560,000	Enel Finance International N.V. 5.00%, 06/15/2032(1)	2,478,209
	Evergy, Inc.
730,000	2.45%, 09/15/2024	703,131
715,000	2.90%, 09/15/2029	632,360
	Exelon Corp.
2,745,000	3.95%, 06/15/2025	2,735,770
255,000	4.10%, 03/15/2052(1)	219,612
	FirstEnergy Corp.
285,000	1.60%, 01/15/2026	248,663
675,000	2.25%, 09/01/2030	534,937
10,000	4.40%, 07/15/2027	9,318
	Georgia Power Co.
1,835,000	4.30%, 03/15/2042	1,603,465
450,000	4.70%, 05/15/2032	452,412
1,465,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,449,859
1,370,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	1,210,626
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Electric - 2.7% - (continued)
$ 1,075,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(1)	$ 916,996
	MidAmerican Energy Co.
210,000	3.15%, 04/15/2050	165,510
215,000	3.65%, 08/01/2048	183,464
2,560,000	NextEra Energy Capital Holdings, Inc. 4.63%, 07/15/2027	2,595,212
1,705,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	1,465,995
705,000	Oglethorpe Power Corp. 4.50%, 04/01/2047(1)	611,677
	Pacific Gas and Electric Co.
3,780,000	2.50%, 02/01/2031	2,898,972
535,000	4.40%, 03/01/2032	465,666
5,755,000	4.95%, 07/01/2050	4,617,770
480,000	5.25%, 03/01/2052	397,558
1,630,000	5.90%, 06/15/2032	1,572,016
	PacifiCorp
306,000	4.13%, 01/15/2049	275,547
360,000	4.15%, 02/15/2050	326,733
2,070,000	Puget Energy, Inc. 3.65%, 05/15/2025	2,028,346
	Sempra Energy
1,615,000	3.40%, 02/01/2028	1,527,523
720,000	3.80%, 02/01/2038	610,331
205,000	4.00%, 02/01/2048	170,691
	Southern California Edison Co.
1,700,000	2.75%, 02/01/2032	1,440,236
1,550,000	2.85%, 08/01/2029	1,376,447
511,000	4.00%, 04/01/2047	416,993
1,700,000	4.70%, 06/01/2027	1,705,391
	Southern Co.
625,000	2.95%, 07/01/2023	619,351
1,830,000	3.70%, 04/30/2030	1,702,013
720,000	Xcel Energy, Inc. 4.60%, 06/01/2032	716,045
		51,855,364
	Electronics - 0.0%
580,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	485,263
	Energy-Alternate Sources - 0.2%
2,650,000	Energo-Pro AS 8.50%, 02/04/2027(1)	2,504,621
1,085,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	1,093,791
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	714,025
		4,312,437
	Engineering & Construction - 0.2%
1,615,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,302,498
3,211,759	International Airport Finance S.A. 12.00%, 03/15/2033(1)	3,115,406
		4,417,904
	Entertainment - 0.3%
2,175,000	Magallanes, Inc. 4.28%, 03/15/2032(1)	1,950,916
4,525,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	3,762,764
		5,713,680
	Environmental Control - 0.3%
	Clean Harbors, Inc.
5,434,000	4.88%, 07/15/2027(1)	4,972,110
116,000	5.13%, 07/15/2029(1)	105,270
		5,077,380
	Food - 0.5%
	Conagra Brands, Inc.
615,000	4.30%, 05/01/2024	617,811

The accompanying notes are an integral part of these financial statements.
59

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Food - 0.5% - (continued)
$ 411,000	4.85%, 11/01/2028	$ 406,076
970,000	5.40%, 11/01/2048	921,244
1,715,000	JBS Finance Luxembourg S.a.r.l 2.50%, 01/15/2027(1)	1,488,174
1,325,000	Kellogg Co. 3.40%, 11/15/2027	1,268,594
1,220,000	Mondelez International, Inc. 3.00%, 03/17/2032	1,064,315
3,070,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	3,116,050
		8,882,264
	Food Service - 0.0%
285,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	258,270
	Gas - 0.1%
	NiSource, Inc.
1,090,000	3.49%, 05/15/2027	1,044,679
990,000	3.60%, 05/01/2030	909,148
		1,953,827
	Healthcare - Products - 0.7%
	Alcon Finance Corp.
1,164,000	2.75%, 09/23/2026(1)	1,089,429
915,000	3.00%, 09/23/2029(1)	813,904
3,220,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,951,774
4,790,000	Baxter International, Inc. 2.54%, 02/01/2032	4,046,911
4,410,000	Hologic, Inc. 4.63%, 02/01/2028(1)	4,126,657
570,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	515,981
		13,544,656
	Healthcare - Services - 0.8%
1,335,000	Anthem, Inc. 3.50%, 08/15/2024	1,331,399
	Centene Corp.
95,000	3.38%, 02/15/2030	80,529
435,000	4.25%, 12/15/2027	404,833
5,230,000	4.63%, 12/15/2029	4,851,884
360,000	CommonSpirit Health 3.35%, 10/01/2029	333,030
470,000	HCA, Inc. 4.63%, 03/15/2052(1)	378,288
1,890,000	Humana, Inc. 3.70%, 03/23/2029	1,792,632
560,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	531,840
	Kaiser Foundation Hospitals
865,000	2.81%, 06/01/2041	674,183
1,430,000	3.00%, 06/01/2051	1,073,987
770,000	Sutter Health 3.36%, 08/15/2050	594,757
	UnitedHealth Group, Inc.
1,280,000	2.75%, 05/15/2040	1,001,883
190,000	3.50%, 08/15/2039	166,429
1,580,000	4.00%, 05/15/2029	1,568,078
795,000	4.20%, 05/15/2032	798,344
240,000	4.95%, 05/15/2062	245,094
		15,827,190
	Home Builders - 0.3%
2,465,000	PulteGroup, Inc. 5.50%, 03/01/2026	2,508,830
	Taylor Morrison Communities, Inc.
540,000	5.13%, 08/01/2030(1)	448,462
2,558,000	5.75%, 01/15/2028(1)	2,295,195
		5,252,487
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Household Products - 0.1%
	GSK Consumer Healthcare Capital US LLC
$ 1,135,000	3.38%, 03/24/2029(1)	$ 1,063,893
265,000	3.63%, 03/24/2032(1)	245,594
		1,309,487
	Insurance - 1.1%
4,045,000	American International Group, Inc. 2.50%, 06/30/2025	3,858,350
1,515,000	Aon Corp. 2.20%, 11/15/2022	1,511,682
	Aon Corp. / Aon Global Holdings plc
230,000	2.85%, 05/28/2027	215,730
655,000	3.90%, 02/28/2052	539,317
	Athene Global Funding
1,780,000	2.65%, 10/04/2031(1)	1,423,757
3,010,000	2.72%, 01/07/2029(1)	2,571,715
	Brighthouse Financial, Inc.
140,000	3.85%, 12/22/2051	95,797
1,825,000	5.63%, 05/15/2030	1,775,871
	Corebridge Financial, Inc.
650,000	3.85%, 04/05/2029(1)	601,845
280,000	3.90%, 04/05/2032(1)	251,892
3,390,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	2,943,621
1,300,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	1,277,382
345,000	MGIC Investment Corp. 5.75%, 08/15/2023	352,474
1,910,000	New York Life Global Funding 2.00%, 01/22/2025(1)	1,828,446
130,000	Unum Group 4.13%, 06/15/2051	96,463
1,035,000	Willis North America, Inc. 3.60%, 05/15/2024	1,020,267
		20,364,609
	Internet - 0.9%
	Amazon.com, Inc.
4,850,000	3.45%, 04/13/2029	4,724,449
1,270,000	3.88%, 08/22/2037	1,208,617
3,215,000	3.95%, 04/13/2052	2,983,975
	Go Daddy Operating Co. LLC
770,000	3.50%, 03/01/2029(1)	646,800
3,190,000	5.25%, 12/01/2027(1)	2,918,850
4,490,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	4,377,750
		16,860,441
	Investment Company Security - 0.3%
5,935,000	Magallanes, Inc. 5.14%, 03/15/2052(1)	5,014,155
	Iron/Steel - 0.1%
EUR 1,755,000	Metinvest B.V. 5.63%, 06/17/2025(1)	997,740
$ 1,115,000	Vale Overseas Ltd. 3.75%, 07/08/2030	977,309
		1,975,049
	IT Services - 0.5%
	Apple, Inc.
155,000	1.40%, 08/05/2028	135,969
370,000	2.20%, 09/11/2029	333,932
755,000	3.45%, 02/09/2045	660,698
6,750,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	5,973,750
1,460,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	1,083,850
1,070,000	Leidos, Inc. 3.63%, 05/15/2025	1,048,332
		9,236,531
	Leisure Time - 0.0%
575,000	Carnival Corp. 4.00%, 08/01/2028(1)	471,500

The accompanying notes are an integral part of these financial statements.
60

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Lodging - 0.0%
$ 975,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	$ 852,191
	Machinery-Diversified - 0.1%
1,801,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,559,500
	Media - 1.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
150,000	4.25%, 02/01/2031(1)	122,250
500,000	4.50%, 08/15/2030(1)	415,833
150,000	4.75%, 03/01/2030(1)	128,411
150,000	5.13%, 05/01/2027(1)	141,562
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,305,000	4.40%, 04/01/2033	1,166,853
1,235,000	5.13%, 07/01/2049	1,027,883
3,165,000	6.48%, 10/23/2045	3,084,345
380,000	6.83%, 10/23/2055	383,727
	Comcast Corp.
2,599,000	2.94%, 11/01/2056	1,815,159
65,000	3.20%, 07/15/2036	55,247
10,000	3.25%, 11/01/2039	8,258
1,495,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	1,253,621
	CSC Holdings LLC
4,740,000	3.38%, 02/15/2031(1)	3,504,329
400,000	4.13%, 12/01/2030(1)	312,000
200,000	5.38%, 02/01/2028(1)	173,000
430,000	5.50%, 04/15/2027(1)	384,850
	Discovery Communications LLC
840,000	3.80%, 03/13/2024	836,430
19,000	3.95%, 06/15/2025	18,593
1,070,000	3.95%, 03/20/2028	998,736
1,970,000	4.00%, 09/15/2055	1,388,815
180,000	4.13%, 05/15/2029	166,381
790,000	5.20%, 09/20/2047	681,318
2,196,000	5.30%, 05/15/2049	1,890,563
555,000	DISH DBS Corp. 5.88%, 11/15/2024	468,975
	Paramount Global, Inc.
835,000	4.38%, 03/15/2043	648,800
1,665,000	4.95%, 01/15/2031	1,589,349
	Sirius XM Radio, Inc.
3,550,000	3.13%, 09/01/2026(1)	3,132,684
590,000	4.13%, 07/01/2030(1)	492,792
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	783,594
3,900,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	4,522,224
550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	545,875
		32,142,457
	Mining - 0.1%
	FMG Resources August 2006 Pty Ltd.
20,000	4.38%, 04/01/2031(1)	16,221
75,000	5.88%, 04/15/2030(1)	68,024
55,000	6.13%, 04/15/2032(1)	49,500
	Freeport Indonesia PT
200,000	4.76%, 04/14/2027(1)	191,400
2,385,000	5.32%, 04/14/2032(1)	2,162,003
		2,487,148
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Miscellaneous Manufacturing - 0.1%
	Parker-Hannifin Corp.
$ 895,000	4.25%, 09/15/2027	$ 891,742
815,000	4.50%, 09/15/2029	812,604
		1,704,346
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
485,000	2.67%, 12/01/2026	432,103
5,898,000	3.25%, 02/15/2029	4,973,016
450,000	3.28%, 12/01/2028	388,172
430,000	3.57%, 12/01/2031	355,251
280,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	233,660
		6,382,202
	Oil & Gas - 1.5%
270,000	Apache Corp. 4.88%, 11/15/2027	248,400
	BP Capital Markets America, Inc.
1,005,000	2.94%, 06/04/2051	721,579
285,000	3.00%, 02/24/2050	208,353
910,000	3.38%, 02/08/2061	677,503
1,760,000	3.63%, 04/06/2030	1,668,963
	ConocoPhillips Co.
210,000	3.80%, 03/15/2052	180,946
365,000	4.03%, 03/15/2062(1)	313,549
570,000	Continental Resources, Inc. 5.75%, 01/15/2031(1)	549,303
3,570,000	Ecopetrol S.A. 4.63%, 11/02/2031	2,704,239
	Energean Israel Finance Ltd.
860,000	4.50%, 03/30/2024(1)(6)	807,970
735,000	4.88%, 03/30/2026(1)(6)	648,711
695,000	5.88%, 03/30/2031(1)(6)	564,688
	Equinor ASA
675,000	3.63%, 04/06/2040	594,668
850,000	3.70%, 04/06/2050	735,825
1,530,000	Exxon Mobil Corp. 4.23%, 03/19/2040	1,452,365
	Hess Corp.
942,000	7.13%, 03/15/2033	1,050,794
715,000	7.30%, 08/15/2031	802,115
2,045,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(6)	1,887,944
	Lundin Energy Finance B.V.
775,000	2.00%, 07/15/2026(1)	693,072
2,470,000	3.10%, 07/15/2031(1)	2,048,850
1,730,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	1,751,749
	Occidental Petroleum Corp.
5,000	3.20%, 08/15/2026	4,500
10,000	3.40%, 04/15/2026	9,100
26,000	6.13%, 01/01/2031	26,349
10,000	6.38%, 09/01/2028	10,125
	Ovintiv, Inc.
355,000	6.50%, 08/15/2034	371,659
1,390,000	6.63%, 08/15/2037	1,463,659
	Shell International Finance B.V.
485,000	2.88%, 11/26/2041	377,345
620,000	3.00%, 11/26/2051	465,082
720,000	3.25%, 04/06/2050	571,277
	Sunoco L.P. / Sunoco Finance Corp.
200,000	4.50%, 04/30/2030(1)	161,477
250,000	6.00%, 04/15/2027	238,284
2,320,000	Tullow Oil plc 7.00%, 03/01/2025(1)	1,888,016
2,200,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	2,102,997
		28,001,456

The accompanying notes are an integral part of these financial statements.
61

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Packaging & Containers - 0.3%
$ 400,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	$ 338,944
4,650,000	Ball Corp. 4.00%, 11/15/2023	4,599,013
461,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	456,390
		5,394,347
	Pharmaceuticals - 0.4%
	AbbVie, Inc.
625,000	3.20%, 11/21/2029	575,993
680,000	4.63%, 10/01/2042	630,494
635,000	Bausch Health Cos., Inc. 5.75%, 08/15/2027(1)	526,018
2,515,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	2,484,777
	CVS Health Corp.
435,000	4.13%, 04/01/2040	381,043
1,050,000	5.13%, 07/20/2045	1,016,419
430,000	Organon & Co. 4.13%, 04/30/2028(1)	378,749
	Teva Pharmaceutical Finance Netherlands III B.V.
375,000	3.15%, 10/01/2026	307,500
735,000	4.75%, 05/09/2027	627,930
		6,928,923
	Pipelines - 1.4%
	DCP Midstream Operating L.P.
2,165,000	5.13%, 05/15/2029	1,948,500
215,000	5.60%, 04/01/2044	173,745
	Energy Transfer L.P.
1,095,000	4.95%, 06/15/2028	1,080,813
180,000	5.35%, 05/15/2045	157,455
	Energy Transfer Operating L.P.
1,390,000	5.25%, 04/15/2029	1,379,464
175,000	5.30%, 04/01/2044	152,488
2,190,000	6.13%, 12/15/2045	2,098,273
	Enterprise Products Operating LLC
430,000	2.80%, 01/31/2030	377,337
570,000	4.25%, 02/15/2048	482,380
665,000	4.95%, 10/15/2054	610,411
125,000	EQM Midstream Partners L.P. 6.50%, 07/01/2027(1)	116,217
	Galaxy Pipeline Assets Bidco Ltd.
2,282,043	2.16%, 03/31/2034(1)	1,938,888
5,635,000	2.63%, 03/31/2036(1)	4,562,355
1,095,610	2.94%, 09/30/2040(1)	893,666
	MPLX L.P.
135,000	1.75%, 03/01/2026	121,698
1,655,000	4.95%, 03/14/2052	1,446,634
895,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	747,667
	ONEOK, Inc.
985,000	3.10%, 03/15/2030	848,809
855,000	3.40%, 09/01/2029	756,414
380,000	4.55%, 07/15/2028	367,498
237,000	6.35%, 01/15/2031	248,075
2,555,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	2,455,253
	Targa Resources Corp.
1,150,000	4.20%, 02/01/2033	1,044,767
110,000	4.95%, 04/15/2052	94,865
930,000	6.25%, 07/01/2052	933,545
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
465,000	4.00%, 01/15/2032	397,928
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Pipelines - 1.4% - (continued)
$ 280,000	4.88%, 02/01/2031	$ 255,249
505,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	454,592
	Venture Global Calcasieu Pass LLC
415,000	3.88%, 08/15/2029(1)	363,011
155,000	4.13%, 08/15/2031(1)	132,881
670,000	Western Midstream Operating L.P. 4.55%, 02/01/2030	579,550
		27,220,428
	Real Estate Investment Trusts - 1.0%
	American Tower Corp.
745,000	1.45%, 09/15/2026	652,477
465,000	1.50%, 01/31/2028	387,227
1,085,000	2.40%, 03/15/2025	1,026,240
1,130,000	3.65%, 03/15/2027	1,074,591
1,660,000	EPR Properties 4.95%, 04/15/2028	1,528,994
878,000	Equinix, Inc. 2.00%, 05/15/2028	754,310
	GLP Capital L.P. / GLP Financing II, Inc.
890,000	3.25%, 01/15/2032	713,983
435,000	4.00%, 01/15/2031	374,667
1,025,000	5.30%, 01/15/2029	978,989
1,535,000	5.75%, 06/01/2028	1,499,388
120,000	Realty Income Corp. 2.20%, 06/15/2028	105,390
	SBA Tower Trust
2,240,000	2.84%, 01/15/2050(1)	2,163,742
4,540,000	3.45%, 03/15/2048(1)	4,502,087
	VICI Properties L.P.
2,432,000	4.95%, 02/15/2030	2,304,831
1,260,000	5.13%, 05/15/2032	1,187,348
		19,254,264
	Retail - 0.7%
	1011778 BC ULC / New Red Finance, Inc.
150,000	3.50%, 02/15/2029(1)	126,978
620,000	3.88%, 01/15/2028(1)	539,400
275,000	Asbury Automotive Group, Inc. 4.50%, 03/01/2028(7)	238,563
	FirstCash, Inc.
3,352,000	4.63%, 09/01/2028(1)	2,894,787
1,735,000	5.63%, 01/01/2030(1)	1,498,155
	Gap, Inc.
2,641,000	3.63%, 10/01/2029(1)	1,854,510
3,819,000	3.88%, 10/01/2031(1)	2,663,752
1,285,000	Home Depot, Inc. 3.30%, 04/15/2040	1,096,178
270,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	259,659
550,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	503,806
	Lowe's Cos., Inc.
350,000	3.35%, 04/01/2027	337,297
235,000	3.75%, 04/01/2032	218,639
1,520,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	1,517,974
315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	297,111
300,000	Yum! Brands, Inc. 3.63%, 03/15/2031	252,000
		14,298,809
	Semiconductors - 1.1%
	Broadcom, Inc.
1,835,000	3.42%, 04/15/2033(1)	1,521,701
6,525,000	4.00%, 04/15/2029(1)(7)	6,060,737
270,000	4.30%, 11/15/2032	245,927

The accompanying notes are an integral part of these financial statements.
62

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Semiconductors - 1.1% - (continued)
	Entegris, Inc.
$ 225,000	3.63%, 05/01/2029(1)	$ 188,152
460,000	4.38%, 04/15/2028(1)	405,950
1,110,000	Intel Corp. 3.10%, 02/15/2060	800,332
	Marvell Technology, Inc.
1,730,000	2.45%, 04/15/2028	1,512,227
1,300,000	2.95%, 04/15/2031	1,092,687
2,545,000	Microchip Technology, Inc. 2.67%, 09/01/2023	2,503,851
1,445,000	NVIDIA Corp. 3.50%, 04/01/2040	1,270,353
	NXP B.V. / NXP Funding LLC
1,517,000	4.88%, 03/01/2024	1,532,787
786,000	5.35%, 03/01/2026	801,770
1,080,000	5.55%, 12/01/2028	1,097,117
	Qorvo, Inc.
690,000	3.38%, 04/01/2031(1)	542,575
180,000	4.38%, 10/15/2029	158,296
355,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	339,025
		20,073,487
	Software - 1.6%
7,134,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	6,198,162
	CDK Global, Inc.
100,000	4.88%, 06/01/2027	97,125
4,469,000	5.25%, 05/15/2029(1)	4,378,659
3,542,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,134,670
344,000	Microsoft Corp. 3.04%, 03/17/2062	269,139
1,460,000	MSCI, Inc. 4.00%, 11/15/2029(1)	1,294,042
3,075,000	Open Text Corp. 3.88%, 12/01/2029(1)	2,617,594
600,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	494,978
	Oracle Corp.
1,340,000	2.30%, 03/25/2028	1,154,918
385,000	2.88%, 03/25/2031	318,039
662,000	3.60%, 04/01/2040	495,458
1,105,000	3.60%, 04/01/2050	774,110
3,615,000	3.85%, 04/01/2060	2,501,655
1,194,000	3.95%, 03/25/2051	882,462
945,000	4.00%, 07/15/2046	705,674
570,000	4.00%, 11/15/2047	427,594
1,005,000	4.10%, 03/25/2061	720,528
70,000	4.13%, 05/15/2045	53,534
1,035,000	S&P Global, Inc. 2.70%, 03/01/2029(1)	943,624
3,245,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	3,025,963
		30,487,928
	Telecommunications - 1.2%
	AT&T, Inc.
3,459,000	3.55%, 09/15/2055	2,608,846
1,300,000	3.65%, 06/01/2051	1,023,605
1,266,000	3.80%, 12/01/2057	987,357
300,000	Lumen Technologies, Inc. 4.00%, 02/15/2027(1)	254,065
	Nokia Oyj
3,175,000	4.38%, 06/12/2027	3,001,165
575,000	6.63%, 05/15/2039	568,531
2,785,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	2,504,673
	Rogers Communications, Inc.
1,055,000	3.80%, 03/15/2032(1)	967,394
1,245,000	4.55%, 03/15/2052(1)	1,103,104
425,000	Sprint Corp. 7.13%, 06/15/2024	436,156
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Telecommunications - 1.2% - (continued)
	Telecom Italia Capital S.A.
$ 265,000	6.00%, 09/30/2034	$ 199,882
160,000	7.72%, 06/04/2038	123,440
3,085,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	2,829,100
	T-Mobile USA, Inc.
219,000	2.05%, 02/15/2028	190,491
1,080,000	3.50%, 04/15/2025	1,057,208
2,270,000	3.88%, 04/15/2030	2,124,274
610,000	4.50%, 04/15/2050	544,631
	Verizon Communications, Inc.
1,330,000	2.36%, 03/15/2032	1,106,020
555,000	3.85%, 11/01/2042	475,510
210,000	4.00%, 03/22/2050	182,667
1,143,000	4.27%, 01/15/2036	1,079,967
540,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	434,025
		23,802,111
	Transportation - 0.1%
	Union Pacific Corp.
1,930,000	2.38%, 05/20/2031	1,678,778
695,000	2.80%, 02/14/2032	620,430
		2,299,208
	Trucking & Leasing - 0.4%
3,775,000	DAE Funding LLC 1.55%, 08/01/2024(1)	3,539,035
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,675,000	2.70%, 11/01/2024(1)	1,609,478
1,890,000	4.00%, 07/15/2025(1)	1,858,646
1,170,000	4.40%, 07/01/2027*	1,148,565
		8,155,724
	Water - 0.1%
	American Water Capital Corp.
355,000	4.15%, 06/01/2049	316,400
1,070,000	4.45%, 06/01/2032	1,066,656
		1,383,056
	Total Corporate Bonds (cost $672,927,386)	$ 597,843,506
FOREIGN GOVERNMENT OBLIGATIONS - 4.9%
	Angola - 0.1%
	Angolan Government International Bond
1,600,000	8.00%, 11/26/2029(6)	$ 1,261,792
910,000	8.25%, 05/09/2028(6)	753,844
310,000	8.75%, 04/14/2032(1)	246,961
		2,262,597
	Benin - 0.1%
EUR 2,640,000	Benin Government International Bond 4.95%, 01/22/2035(1)	1,794,796
	Bermuda - 0.0%
$ 735,000	Bermuda Government International Bond 2.38%, 08/20/2030(1)	613,151
	Brazil - 0.4%
BRL 47,432,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	7,725,979
	Chile - 0.2%
	Chile Government International Bond
EUR 4,930,000	1.25%, 01/22/2051	2,835,317
$ 615,000	2.55%, 07/27/2033	502,028

The accompanying notes are an integral part of these financial statements.
63

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.9% - (continued)
	Chile - 0.2% - (continued)
$ 520,000	3.10%, 05/07/2041	$ 395,642
235,000	3.50%, 01/31/2034	208,925
340,000	Republic of Chile 4.00%, 01/31/2052	281,794
		4,223,706
	Colombia - 0.2%
	Colombia Government International Bond
2,685,000	5.00%, 06/15/2045	1,794,385
395,000	5.20%, 05/15/2049	267,434
1,180,000	5.63%, 02/26/2044	846,718
		2,908,537
	Croatia - 0.2%
EUR 4,555,000	Croatia Government International Bond 1.50%, 06/17/2031(6)	4,080,676
	Dominican Republic - 0.2%
$ 4,890,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	3,643,954
	Egypt - 0.1%
	Egypt Government International Bond
1,375,000	7.90%, 02/21/2048(6)	783,750
720,000	8.50%, 01/31/2047(6)	425,016
595,000	8.88%, 05/29/2050(1)	360,294
		1,569,060
	Ghana - 0.0%
418,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	238,260
	Hungary - 0.2%
EUR 5,610,000	Hungary Government International Bond 1.63%, 04/28/2032(6)	4,483,525
	Indonesia - 0.3%
	Indonesia Government International Bond
5,235,000	1.10%, 03/12/2033	3,896,905
240,000	2.15%, 07/18/2024(6)	248,993
470,000	2.63%, 06/14/2023(6)	496,846
		4,642,744
	Ivory Coast - 0.1%
1,965,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(6)	1,476,668
	Jordan - 0.1%
$ 1,830,000	Jordan Government International Bond 5.85%, 07/07/2030(6)	1,445,773
	Macedonia - 0.2%
	North Macedonia Government International Bond
EUR 1,825,000	2.75%, 01/18/2025(6)	1,726,269
2,165,000	3.68%, 06/03/2026(1)	2,014,868
		3,741,137
	Mexico - 1.1%
MXN 308,198,500	Mexican Bonos 7.75%, 05/29/2031	14,096,869
	Mexico Government International Bond
EUR 885,000	1.13%, 01/17/2030	716,630
6,185,000	1.45%, 10/25/2033	4,419,783
$ 1,375,000	3.50%, 02/12/2034	1,126,942
1,350,000	3.77%, 05/24/2061	859,288
355,000	4.28%, 08/14/2041	277,197
		21,496,709
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.9% - (continued)
	Morocco - 0.1%
EUR 2,865,000	Morocco Government International Bond 2.00%, 09/30/2030(6)	$ 2,177,083
	Oman - 0.1%
$ 2,740,000	Oman Government International Bond 6.75%, 01/17/2048(1)	2,357,222
	Panama - 0.3%
	Panama Government International Bond
5,000,000	3.87%, 07/23/2060	3,530,417
200,000	4.30%, 04/29/2053	156,830
530,000	4.50%, 04/16/2050	431,283
1,010,000	4.50%, 01/19/2063	775,971
		4,894,501
	Philippines - 0.2%
	Philippine Government International Bond
EUR 4,855,000	1.20%, 04/28/2033	3,796,921
1,010,000	1.75%, 04/28/2041	711,794
		4,508,715
	Romania - 0.3%
	Romanian Government International Bond
2,970,000	2.63%, 12/02/2040(1)	1,806,599
1,315,000	2.75%, 04/14/2041(6)	802,717
1,315,000	3.38%, 02/08/2038(6)	923,296
3,241,000	4.63%, 04/03/2049(6)	2,411,448
		5,944,060
	Russia - 0.0%
RUB 636,260,000	Russian Federal Bond - OFZ 5.90%, 03/12/2031(9)(10)	—
	Saudi Arabia - 0.2%
EUR 3,295,000	Saudi Government International Bond 2.00%, 07/09/2039(6)	2,636,390
	Senegal - 0.1%
	Senegal Government International Bond
785,000	4.75%, 03/13/2028(6)	666,175
$ 2,115,000	6.25%, 05/23/2033(6)	1,616,283
		2,282,458
	United Arab Emirates - 0.1%
2,455,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	2,099,025
	Total Foreign Government Obligations (cost $141,731,591)	$ 93,246,726
MUNICIPAL BONDS - 1.4%
	Development - 0.3%
5,880,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 5,804,551
	General - 0.5%
4,130,000	Florida State Board of Administration Finance Corp. 1.26%, 07/01/2025	3,864,060
5,445,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	6,186,767
		10,050,827
	General Obligation - 0.1%
	State of Illinois, GO
1,045,364	4.95%, 06/01/2023	1,053,076
280,000	5.00%, 01/01/2023	281,728
		1,334,804

The accompanying notes are an integral part of these financial statements.
64

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.4% - (continued)
	School District - 0.2%
	Chicago, IL, Board of Education, GO
$ 365,000	6.04%, 12/01/2029	$ 372,793
1,115,000	6.14%, 12/01/2039	1,130,506
2,315,000	6.32%, 11/01/2029	2,423,237
		3,926,536
	Transportation - 0.2%
720,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	661,339
2,790,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	3,373,028
		4,034,367
	Utility - Electric - 0.1%
740,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	868,539
	Total Municipal Bonds (cost $27,316,700)	$ 26,019,624
SENIOR FLOATING RATE INTERESTS - 2.0%(11)
	Aerospace/Defense - 0.0%
553,747	TransDigm, Inc. 3.92%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	$ 523,906
	Airlines - 0.1%
245,000	AAdvantage Loyalty IP Ltd. 5.81%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	233,274
180,000	Mileage Plus Holdings LLC 7.31%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	177,480
210,000	SkyMiles IP Ltd. 4.81%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	208,490
157,254	United Airlines, Inc. 5.39%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	145,756
		765,000
	Auto Parts & Equipment - 0.1%
	Clarios Global L.P.
EUR 686,394	3.25%, 04/30/2026, 1 mo. EURIBOR + 3.250%	641,981
$ 251,474	4.92%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	234,185
	First Brands Group LLC
82,245	6.29%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	77,804
155,000	9.74%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	149,381
		1,103,351
	Chemicals - 0.0%
98,750	CPC Acquisition Corp. 6.00%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	85,994
447,750	Diamond (BC) B.V. 3.99%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	412,490
251,863	Tronox Finance LLC 4.40%, 03/10/2028, 1 mo. USD LIBOR + 2.250%	239,270
		737,754
	Commercial Services - 0.2%
286,375	AlixPartners LLP 4.42%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	271,652
100,000	Amentum Government Services Holdings LLC 5.16%, 02/15/2029, 1 mo. USD SOFR + 4.000%	94,938
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(11) - (continued)
	Commercial Services - 0.2% - (continued)
$ 317,600	APX Group, Inc. 5.01%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	$ 299,240
476,513	AVSC Holding Corp. 5.11%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	408,410
118,500	Belron Finance U.S. LLC 3.88%, 04/13/2028, 1 mo. USD LIBOR + 2.500%	113,662
108,329	Ensemble RCM LLC 4.99%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	104,515
197,253	MPH Acquisition Holdings LLC 5.82%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	181,078
164,175	PECF USS Intermediate Holding III Corp. 5.92%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	147,757
EUR 105,975	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	100,922
	Verisure Holding AB
260,000	3.25%, 07/20/2026, 3 mo. EURIBOR + 3.250%	246,179
570,000	3.47%, 03/27/2028, 3 mo. EURIBOR + 3.250%	537,300
$ 612,200	WEX, Inc. 3.92%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	587,333
113,400	WW International, Inc. 5.17%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	87,885
		3,180,871
	Construction Materials - 0.1%
236,852	ACProducts, Inc. 6.06%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	182,376
424,208	Cornerstone Building Brands, Inc. 4.57%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	349,972
108,647	CP Atlas Buyer, Inc. 5.42%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	95,111
280,588	Ingersoll-Rand Services Co. 3.38%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	267,962
590,625	Quikrete Holdings, Inc. 4.29%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	551,939
		1,447,360
	Distribution/Wholesale - 0.0%
501,650	American Builders & Contractors Supply Co., Inc. 3.67%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	473,432
	Diversified Financial Services - 0.1%
149,575	Aretec Group, Inc. 5.92%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	141,630
311,948	Blackhawk Network Holdings, Inc. 5.05%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	294,142
303,272	Deerfield Dakota Holding LLC 5.28%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	283,181
212,852	Fleetcor Technologies Operating Co. LLC 3.42%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	204,382

The accompanying notes are an integral part of these financial statements.
65

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(11) - (continued)
	Diversified Financial Services - 0.1% - (continued)
$ 135,450	Minotaur Acquisition, Inc. 6.38%, 03/27/2026, 3 mo. USD LIBOR + 4.750%	$ 127,774
220,000	Setanta Aircraft Leasing Designated Activity Co. 4.25%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	208,817
		1,259,926
	Electronics - 0.0%
195,000	II-VI, Inc. 0.00%, 01/14/2028, 1 mo. USD LIBOR + 2.750%(12)	186,469
	Engineering & Construction - 0.0%
227,700	Artera Services LLC 5.75%, 03/06/2025, 1 mo. USD LIBOR + 3.500%	179,436
436,624	Brown Group Holding LLC 4.17%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	413,431
		592,867
	Entertainment - 0.1%
	Crown Finance U.S., Inc.
EUR 32,436	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	21,803
$ 180,194	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	113,122
9,531	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	9,912
795,546	Delta (LUX) S.a.r.l. 4.17%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	774,066
593,750	Golden Entertainment, Inc. 4.63%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	577,238
337,690	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	313,714
219,774	William Morris Endeavor Entertainment LLC 4.42%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	206,273
		2,016,128
	Food - 0.1%
EUR 170,000	Froneri International Ltd. 2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	155,140
$ 478,630	Hostess Brands LLC 3.60%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	457,603
243,125	U.S. Foods, Inc. 3.57%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	228,691
		841,434
	Food Service - 0.0%
111,920	Aramark Services, Inc. 3.42%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	107,191
	Gas - 0.0%
518,950	UGI Energy Services LLC 5.42%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	506,303
	Healthcare - Products - 0.1%
	Avantor Funding, Inc.
EUR 173,250	2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	171,345
$ 273,241	3.92%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	262,098
118,800	Insulet Corp. 4.92%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	112,563
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(11) - (continued)
	Healthcare - Products - 0.1% - (continued)
$ 394,012	Medline Borrower LP 4.92%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	$ 364,769
532,806	Sunshine Luxembourg S.a.r.l. 6.00%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	491,891
		1,402,666
	Healthcare - Services - 0.1%
EUR 285,000	Biogroup-LCD 2.75%, 02/09/2028, 3 mo. EURIBOR + 3.000%	262,751
$ 265,089	Envision Healthcare Corp. 5.42%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	87,214
	EyeCare Partners LLC
194,512	6.00%, 11/15/2028, 3 mo. USD LIBOR + 3.750%	178,790
244,752	6.00%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	225,784
90,167	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	86,986
EUR 197,032	IQVIA, Inc. 2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	197,041
145,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%	135,618
$ 292,770	MED ParentCo L.P. 5.92%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	263,583
281,437	Surgery Center Holdings, Inc. 4.95%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	261,650
		1,699,417
	Insurance - 0.2%
318,796	Acrisure LLC 5.17%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	291,698
	Asurion LLC
297,031	4.79%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	284,778
589,602	4.92%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	533,225
180,000	6.92%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	153,000
280,000	6.92%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	236,600
	Hub International Ltd.
412,419	4.21%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	389,695
99,244	4.35%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	93,933
	Sedgwick Claims Management Services, Inc.
275,025	4.92%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	257,698
533,500	5.42%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	506,158
509,588	USI, Inc. 5.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	487,614
		3,234,399
	Internet - 0.0%
EUR 160,000	Adevinta ASA 3.25%, 06/26/2028, 3 mo. EURIBOR + 3.000%	156,297
$ 200,900	Go Daddy Operating Co. LLC 3.67%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	192,663

The accompanying notes are an integral part of these financial statements.
66

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(11) - (continued)
	Internet - 0.0% - (continued)
$ 99,241	MH Sub LLC 5.42%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	$ 93,261
129,937	Rodan & Fields LLC 5.32%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	70,938
		513,159
	IT Services - 0.0%
213,315	Peraton Corp. 5.42%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	199,867
563,492	Tempo Acquisition LLC 4.53%, 08/31/2028, 1 mo. USD SOFR + 3.000%	533,205
		733,072
	Leisure Time - 0.0%
248,750	Carnival Corp. 6.13%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	222,631
222,750	Hayward Industries, Inc. 4.17%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	211,543
193,050	MajorDrive Holdings LLC 5.63%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	172,840
84,545	SRAM LLC 4.42%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	80,283
		687,297
	Lodging - 0.0%
	Caesars Resort Collection LLC
425,129	4.42%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	408,566
167,025	5.17%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	160,636
		569,202
	Machinery - Construction & Mining - 0.0%
260,631	Brookfield WEC Holdings, Inc. 4.42%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	245,882
	Machinery-Diversified - 0.0%
343,921	Vertical U.S. Newco, Inc. 4.02%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	321,353
	Media - 0.1%
142,462	Banijay Entertainment S.A.S 4.87%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	134,805
336,600	Cable One, Inc. 3.67%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	323,136
687,600	Charter Communications Operating LLC 3.42%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	654,079
432,299	CSC Holdings LLC 3.82%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	400,867
EUR 260,000	Virgin Media Bristol LLC 3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	250,117
		1,763,004
	Miscellaneous Manufacturing - 0.0%
345,986	CeramTec AcquiCo GmbH 3.75%, 03/16/2029, 3 mo. EURIBOR + 3.750%	329,150
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(11) - (continued)
	Miscellaneous Manufacturing - 0.0% - (continued)
$ 120,312	LTI Holdings, Inc. 5.17%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	$ 111,589
268,765	Momentive Performance Materials USA LLC 4.92%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	259,136
		699,875
	Oil & Gas Services - 0.0%
718,650	PES Holdings LLC 1.50%, 12/31/2022, 3 mo. USD LIBOR + 6.990%	22,458
	Packaging & Containers - 0.1%
337,450	Berlin Packaging LLC 4.89%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	313,265
325,000	Clydesdale Acquisition Holdings, Inc. 5.88%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	303,215
217,866	TricorBraun Holdings, Inc. 4.92%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	202,110
		818,590
	Pharmaceuticals - 0.1%
265,000	Bausch Health Cos., Inc. 6.55%, 02/01/2027, 1 mo. USD SOFR + 5.250%	226,546
487,243	Change Healthcare Holdings LLC 4.17%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	473,176
348,549	Elanco Animal Health, Inc. 2.81%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	328,507
350,058	Gainwell Acquisition Corp. 6.25%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	330,367
123,437	Horizon Therapeutics USA, Inc. 3.38%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	118,925
22,465	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	21,672
277,200	Jazz Financing Lux S.a.r.l. 5.17%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	263,903
335,100	Organon & Co. 4.63%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	321,837
97,798	Pathway Vet Alliance LLC 6.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	90,585
		2,175,518
	Pipelines - 0.0%
77,832	BCP Renaissance Parent LLC 5.17%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	74,914
294,769	Medallion Midland Acquisition LLC 5.42%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	282,058
304,653	NorthRiver Midstream Finance L.P. 4.22%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	296,546
		653,518

The accompanying notes are an integral part of these financial statements.
67

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(11) - (continued)
	Retail - 0.1%
$ 4,604	B.C. Unlimited Liability Co. 3.42%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	$ 4,386
369,396	Great Outdoors Group LLC 5.42%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	335,781
226,550	IRB Holding Corp. 4.24%, 12/15/2027, 1 mo. USD SOFR + 3.000%	212,203
450,816	LBM Acquisition LLC 5.42%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	368,402
331,650	Michaels Cos., Inc. 6.50%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	272,321
158,800	PetSmart, Inc. 4.50%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	149,034
311,325	SRS Distribution, Inc. 4.02%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	286,575
374,529	Staples, Inc. 6.29%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	324,694
236,407	White Cap Buyer LLC 5.28%, 10/19/2027, 1 mo. USD SOFR + 3.750%	217,199
		2,170,595
	Semiconductors - 0.0%
250,000	MKS Instruments, Inc. 0.00%, 04/08/2029, 1 mo. USD LIBOR + 2.750%(12)	238,625
	Software - 0.3%
	Athenahealth, Inc.
26,812	3.50%, 02/15/2029, 1 mo. USD SOFR + 3.500%(13)	24,617
158,188	5.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	145,238
EUR 125,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	122,479
$ 436,169	DCert Buyer, Inc. 5.67%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	415,761
725,525	Dun & Bradstreet Corp. 4.87%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	683,125
333,685	Epicor Software Corp. 4.92%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	314,231
496,950	Finastra USA, Inc. 4.74%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	446,788
784,139	Hyland Software, Inc. 5.17%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	754,953
575,000	McAfee LLC 5.15%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	521,812
379,050	Mitchell International, Inc. 5.35%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	344,579
322,563	Polaris Newco LLC 5.67%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	297,219
313,503	SS&C Technologies, Inc. 3.42%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	297,242
136,150	Ultimate Software Group, Inc. 5.42%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	128,339
536,332	Zelis Healthcare Corp. 4.56%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	503,820
		5,000,203
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(11) - (continued)
	Telecommunications - 0.1%
$ 241,937	Frontier Communications Corp. 6.06%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	$ 225,849
	Lorca Finco plc
EUR 310,000	4.00%, 09/17/2027, 3 mo. EURIBOR + 3.750%	290,591
200,000	4.50%, 09/17/2027, 3 mo. EURIBOR + 4.250%	190,989
$ 258,329	Zayo Group Holdings, Inc. 4.67%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	237,433
		944,862
	Textiles - 0.0%
294,262	Crocs, Inc. 4.45%, 02/17/2029, 1 mo. USD SOFR + 3.500%	267,229
	Transportation - 0.0%
259,051	First Student Bidco, Inc. 5.23%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	230,879
	Total Senior Floating Rate Interests (cost $42,264,308)	$ 38,133,795
U.S. GOVERNMENT AGENCIES - 45.2%
	Mortgage-Backed Agencies - 45.2%
	FHLMC - 4.8%
56,607	0.00%, 11/15/2036(14)(15)	$ 48,457
19,760,146	0.74%, 03/25/2027(3)(5)	481,705
4,886,333	0.75%, 10/25/2026(3)(5)	107,908
17,265,224	0.81%, 12/25/2030(3)(5)	848,903
10,350,389	0.89%, 06/25/2027(3)(5)	321,790
4,255,473	0.97%, 11/25/2030(3)(5)	247,996
7,775,388	1.12%, 10/25/2030(3)(5)	509,619
12,858,933	1.21%, 06/25/2030(3)(5)	921,524
6,259,650	1.68%, 05/25/2030(3)(5)	618,860
742,623	1.75%, 10/15/2042	672,341
356,777	2.00%, 12/01/2040	319,657
2,161,236	2.00%, 05/01/2041	1,936,341
2,400,653	2.00%, 12/01/2041	2,150,804
1,952,599	2.00%, 02/01/2051	1,707,944
9,448,437	2.00%, 03/01/2051	8,257,864
772,028	2.00%, 08/01/2051	673,650
784,766	2.00%, 11/01/2051	684,764
9,911,574	2.00%, 03/01/2052	8,632,603
3,403,444	2.00%, 04/01/2052	2,974,209
332,741	2.50%, 05/15/2028(5)	16,812
1,128,454	2.50%, 05/01/2050	1,026,856
1,292,001	2.50%, 06/01/2050	1,167,970
4,139,423	2.50%, 07/01/2050	3,741,962
842,747	2.50%, 05/01/2051	763,751
722,675	2.50%, 08/01/2051	652,706
1,292,485	2.50%, 10/01/2051	1,166,924
948,990	2.50%, 04/01/2052	857,419
762,384	3.00%, 03/15/2028(5)	43,726
996,033	3.00%, 08/01/2029	994,484
364,183	3.00%, 05/15/2032(5)	13,559
2,701,362	3.00%, 10/01/2032	2,679,725
399,668	3.00%, 03/15/2033(5)	36,599
1,747,776	3.00%, 04/01/2033	1,731,171
2,310,171	3.00%, 11/01/2036	2,257,430
1,337,765	3.00%, 01/01/2037	1,307,222
673,352	3.00%, 05/15/2046	653,166
4,222,632	3.00%, 11/01/2046	4,006,038

The accompanying notes are an integral part of these financial statements.
68

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.2% - (continued)
	Mortgage-Backed Agencies - 45.2% - (continued)
	FHLMC - 4.8% - (continued)
$ 1,126,993	3.00%, 12/01/2046	1,069,016
956,996	3.00%, 07/01/2050	$ 895,141
2,422,210	3.00%, 10/01/2051	2,275,500
928,267	3.00%, 01/01/2052	873,223
419,694	3.25%, 11/15/2041	413,355
1,485,120	3.47%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,461,012
3,923	3.50%, 06/15/2026(5)	—
153,121	3.50%, 09/15/2026(5)	7,262
197,231	3.50%, 03/15/2027(5)	8,910
1,307,351	3.50%, 05/15/2034(5)	115,467
1,706,178	3.50%, 08/01/2034	1,710,366
846,160	3.50%, 03/15/2041(5)	40,951
410,271	3.50%, 10/15/2045	398,926
403,870	3.50%, 06/01/2046	395,878
1,268,833	3.50%, 12/15/2046	1,238,184
1,476,192	3.50%, 10/01/2047	1,446,950
547,841	3.50%, 12/01/2047	536,460
7,850,026	3.50%, 03/01/2048	7,694,657
209,888	3.50%, 08/01/2048	205,727
1,086,238	4.00%, 08/01/2025	1,099,452
409,505	4.00%, 12/15/2026(5)	15,755
690,637	4.00%, 07/15/2027(5)	26,575
349,774	4.00%, 03/15/2028(5)	15,849
193,231	4.00%, 06/15/2028(5)	9,938
491,169	4.00%, 07/15/2030(5)	44,779
1,600,205	4.00%, 05/25/2040(5)	221,299
1,355,629	4.00%, 09/15/2041	1,373,930
1,367,738	4.00%, 05/01/2042	1,386,166
497,994	4.00%, 08/01/2042	504,731
704,509	4.00%, 09/01/2042	713,281
37,270	4.00%, 07/01/2044	37,441
137,663	4.00%, 06/01/2045	138,657
506,574	4.00%, 02/01/2046	511,219
151,610	4.00%, 09/01/2048	152,066
248,043	4.50%, 09/01/2044	255,973
1,291,616	4.75%, 07/15/2039	1,336,460
531,770	5.00%, 09/15/2033(5)	88,653
13,280	5.00%, 03/01/2039	13,703
143,712	5.00%, 08/01/2039	151,555
7,230	5.00%, 09/01/2039	7,540
8,273	5.00%, 12/01/2039	8,724
7,140	5.00%, 04/01/2041	7,528
16,879	5.00%, 04/01/2044	17,788
10,472	5.00%, 05/01/2044	10,824
631,309	5.00%, 02/15/2048(5)	133,730
15,751	5.50%, 03/01/2028	16,394
37,103	5.50%, 04/01/2033	39,766
449,991	5.50%, 05/01/2034	483,060
8,397	5.50%, 05/01/2037	9,036
22,248	5.50%, 11/01/2037	23,933
39,241	5.50%, 02/01/2038	42,224
16,159	5.50%, 04/01/2038	17,389
21,512	5.50%, 06/01/2038	23,129
2,251,338	5.50%, 08/01/2038	2,409,970
237,022	5.50%, 09/01/2038	254,855
4,444	5.50%, 12/01/2039	4,780
59,156	5.50%, 02/01/2040	63,605
196,981	5.50%, 05/01/2040	211,857
194,921	5.50%, 08/01/2040	209,643
964,633	5.50%, 06/01/2041	1,037,482
825,629	5.50%, 10/15/2046(5)	168,575
1,009	6.00%, 07/01/2029	1,062
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.2% - (continued)
	Mortgage-Backed Agencies - 45.2% - (continued)
	FHLMC - 4.8% - (continued)
$ 109,183	6.00%, 10/01/2032	$ 119,307
53,700	6.00%, 11/01/2032	56,545
139,899	6.00%, 12/01/2032	152,866
10,742	6.00%, 11/01/2033	11,761
22,537	6.00%, 01/01/2034	24,683
10,756	6.00%, 02/01/2034	11,773
107,888	6.00%, 08/01/2034	118,437
118,628	6.00%, 09/01/2034	129,639
159,257	6.00%, 01/01/2035	168,062
724,693	6.00%, 11/01/2037	785,646
134	6.50%, 08/01/2032	141
390,841	6.50%, 07/15/2036	417,665
79,446	6.50%, 12/01/2037	87,258
39	7.50%, 09/01/2029	40
		91,405,643
	FNMA - 11.1%
69,684	0.00%, 03/25/2036(14)(15)	59,991
582,188	0.00%, 06/25/2036(14)(15)	511,304
445,706	0.00%, 06/25/2041(14)(15)	365,126
8,068,198	0.41%, 01/25/2030(3)(5)	139,120
1,430,986	1.01%, 05/25/2046(3)(5)	58,954
1,074,560	1.14%, 06/25/2055(3)(5)	44,274
1,527,177	1.24%, 04/25/2055(2)(5)	54,935
1,105,598	1.34%, 08/25/2044(3)(5)	54,314
10,994,437	1.56%, 05/25/2029(3)(5)	773,865
1,304,048	1.75%, 12/25/2042	1,202,155
768,135	2.00%, 09/25/2039	717,535
3,305,600	2.00%, 12/01/2040	2,962,192
1,317,170	2.00%, 04/01/2041	1,180,215
457,858	2.00%, 05/01/2041	410,218
1,728,687	2.00%, 10/01/2041	1,548,781
2,058,649	2.00%, 12/01/2050	1,800,038
10,619,324	2.00%, 02/01/2051	9,285,070
15,539,552	2.00%, 03/01/2051	13,580,426
15,903,042	2.00%, 04/01/2051	13,860,157
1,733,295	2.00%, 05/01/2051	1,513,783
596,555	2.00%, 07/01/2051	521,092
760,654	2.00%, 10/01/2051	665,380
9,910,315	2.00%, 02/01/2052	8,633,441
9,741,999	2.00%, 03/01/2052	8,485,910
25,904	2.00%, 04/01/2052	22,639
325,418	2.50%, 06/25/2028(5)	16,194
2,391,625	2.50%, 09/01/2040	2,206,231
103,341	2.50%, 01/01/2043	94,134
2,467,092	2.50%, 02/01/2043	2,250,801
851,027	2.50%, 03/01/2043	776,497
1,769,097	2.50%, 05/01/2043	1,602,218
1,423,787	2.50%, 06/01/2043	1,299,301
715,230	2.50%, 04/01/2045	650,207
1,289,698	2.50%, 06/01/2050	1,166,687
3,056,710	2.50%, 10/01/2050	2,792,133
11,597,614	2.50%, 05/01/2051	10,474,571
2,793,174	2.50%, 06/01/2051	2,527,502
4,309,703	2.50%, 08/01/2051	3,906,324
1,120,038	2.50%, 09/01/2051	1,011,980
1,062,160	2.50%, 10/01/2051	959,633
13,309,886	2.50%, 11/01/2051	12,098,804
4,106,768	2.50%, 12/01/2051	3,710,330
1,946,001	2.50%, 01/01/2052	1,762,356
9,102,770	2.50%, 02/01/2052	8,219,979
1,337,654	2.50%, 03/01/2052	1,208,751
1,920,437	2.50%, 05/01/2052	1,738,990

The accompanying notes are an integral part of these financial statements.
69

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.2% - (continued)
	Mortgage-Backed Agencies - 45.2% - (continued)
	FNMA - 11.1% - (continued)
$ 2,443,298	2.50%, 01/01/2057	$ 2,204,384
521,496	3.00%, 02/25/2027(5)	16,825
273,467	3.00%, 09/25/2027(5)	14,726
1,731,413	3.00%, 01/25/2028(5)	87,776
2,918,435	3.00%, 04/25/2033(5)	201,017
716,182	3.00%, 08/01/2033	710,537
1,556,217	3.00%, 03/01/2037	1,523,730
1,620,940	3.00%, 03/25/2043	1,532,671
2,009,164	3.00%, 04/25/2043	1,921,508
1,341,211	3.00%, 09/01/2048	1,271,442
1,512,260	3.00%, 08/25/2049	1,447,830
917,881	3.00%, 02/01/2050	863,419
814,986	3.00%, 08/01/2050	768,566
1,783,726	3.00%, 05/01/2051	1,683,084
4,667,980	3.00%, 08/01/2051	4,375,868
3,323,696	3.00%, 09/01/2051	3,108,880
4,602,929	3.00%, 10/01/2051	4,325,598
4,805,453	3.00%, 11/01/2051	4,492,923
2,522,856	3.00%, 12/01/2051	2,362,417
294,502	3.50%, 05/25/2027(5)	16,940
475,748	3.50%, 10/25/2027(5)	30,577
642,098	3.50%, 05/25/2030(5)	52,948
175,173	3.50%, 08/25/2030(5)	12,191
273,391	3.50%, 02/25/2031(5)	13,619
410,831	3.50%, 09/25/2035(5)	42,771
2,712,209	3.50%, 11/25/2039(5)	314,040
809,757	3.50%, 10/01/2044	797,004
757,165	3.50%, 02/01/2045	743,396
691,509	3.50%, 01/01/2046	677,426
543,603	3.50%, 03/01/2046	533,814
1,224,160	3.50%, 09/01/2046	1,200,546
546,149	3.50%, 10/01/2046	534,893
414,923	3.50%, 10/25/2046(5)	76,197
684,175	3.50%, 11/01/2046	670,025
893,103	3.50%, 05/01/2047	873,497
1,997,221	3.50%, 09/01/2047	1,955,482
364,936	3.50%, 12/01/2047	357,381
1,209,566	3.50%, 01/01/2048	1,184,139
311,069	3.50%, 02/01/2048	304,633
1,378,268	3.50%, 07/01/2048	1,350,055
4,796,927	3.50%, 09/01/2057	4,681,015
2,778,870	3.50%, 05/01/2058	2,710,958
2,754,786	3.50%, 12/25/2058	2,701,074
414,053	4.00%, 06/01/2025	418,727
169,792	4.00%, 10/01/2025	171,709
157,898	4.00%, 04/25/2032(5)	17,219
1,515,850	4.00%, 10/01/2040	1,534,804
647,792	4.00%, 11/01/2040	655,931
470,417	4.00%, 12/01/2040	476,332
238,171	4.00%, 02/01/2041	241,157
663,192	4.00%, 03/01/2041	671,512
1,644,134	4.00%, 06/01/2041	1,645,510
267,227	4.00%, 03/25/2042(5)	31,470
302,567	4.00%, 08/01/2042	306,152
639,399	4.00%, 09/01/2042	647,431
173,772	4.00%, 11/25/2042(5)	21,958
91,421	4.00%, 03/01/2045	92,173
535,854	4.00%, 07/01/2045	539,211
151,547	4.00%, 05/01/2046	152,575
612,735	4.00%, 06/01/2046	616,759
624,880	4.00%, 04/01/2047	627,713
1,511,220	4.00%, 10/01/2047	1,517,760
818,697	4.00%, 09/01/2048	819,273
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.2% - (continued)
	Mortgage-Backed Agencies - 45.2% - (continued)
	FNMA - 11.1% - (continued)
$ 98,191	4.50%, 04/01/2025	$ 100,456
142,249	4.50%, 07/25/2027(5)	5,241
467,132	4.50%, 09/01/2035	479,964
1,451,161	4.50%, 08/01/2040	1,499,703
1,358,890	4.50%, 10/01/2040	1,403,995
624,588	4.50%, 10/01/2041	645,390
1,589,704	4.50%, 08/25/2043(5)	307,819
567,070	4.50%, 09/01/2043	585,894
723,594	4.50%, 04/01/2049	729,972
3,023,262	4.50%, 01/01/2051	3,092,472
51,063	5.00%, 06/01/2025	52,493
244,207	5.00%, 04/25/2038	249,643
107,185	5.50%, 06/01/2033	114,710
73,266	5.50%, 08/01/2033	78,453
559,706	5.50%, 09/01/2033	600,256
503,354	5.50%, 12/01/2033	539,631
351,042	5.50%, 01/01/2034	376,285
1,951,711	5.50%, 11/01/2035	2,093,725
526,347	5.50%, 04/01/2036	564,729
409,908	5.50%, 09/01/2036	439,313
298,319	5.50%, 04/25/2037	316,859
1,691,629	5.50%, 11/25/2040(5)	273,233
1,118,132	5.50%, 06/25/2042(5)	247,740
1,479,854	5.50%, 08/25/2044(5)	261,552
66,331	5.52%, 05/25/2042(3)(5)	6,699
250,074	6.00%, 12/01/2032	266,613
171,027	6.00%, 01/01/2033	182,324
23,921	6.00%, 02/01/2033	25,164
221,681	6.00%, 03/01/2033	239,199
429,928	6.00%, 02/01/2037	471,156
1,114,785	6.00%, 01/25/2042(5)	136,233
889,967	6.00%, 09/25/2047(5)	185,590
157	6.50%, 05/01/2031	165
632	6.50%, 09/01/2031	672
710	6.50%, 07/01/2032	753
715	7.00%, 07/01/2029	766
73	7.00%, 12/01/2030	73
246	7.00%, 02/01/2032	248
95	7.00%, 03/01/2032	103
1,406	7.00%, 09/01/2032	1,453
52	7.50%, 10/01/2022	52
808	7.50%, 06/01/2027	856
7,775	7.50%, 03/01/2030	8,209
6,468	7.50%, 04/01/2030	6,667
684	7.50%, 06/01/2030	730
1,183	7.50%, 07/01/2030	1,259
358	7.50%, 08/01/2030	381
5,216	7.50%, 05/01/2031	5,522
4,413	7.50%, 06/01/2031	4,451
724	7.50%, 08/01/2031	763
16,872	7.50%, 09/01/2031	16,986
94	7.50%, 05/01/2032	100
		211,500,451
	GNMA - 8.9%
4,895,000	2.00%, 07/21/2052(16)	4,354,925
571,209	2.50%, 12/16/2039	549,184
1,018,313	2.50%, 07/20/2041	972,713
2,579,896	2.50%, 09/20/2051	2,374,633
8,565,842	2.50%, 10/20/2051	7,883,770
22,090,000	2.50%, 07/21/2052(16)	20,251,180
307,893	3.00%, 09/20/2028(5)	16,515
3,437,953	3.00%, 05/20/2035(5)	209,982

The accompanying notes are an integral part of these financial statements.
70

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.2% - (continued)
	Mortgage-Backed Agencies - 45.2% - (continued)
	GNMA - 8.9% - (continued)
$ 330,645	3.00%, 02/16/2043(5)	$ 43,647
1,924,507	3.00%, 03/15/2045	1,828,674
81,036	3.00%, 04/15/2045	76,970
1,427,231	3.00%, 07/15/2045	1,356,124
30,207	3.00%, 08/15/2045	28,706
2,888,457	3.00%, 04/20/2051	2,737,548
2,648,438	3.00%, 08/20/2051	2,505,574
3,411,494	3.00%, 09/20/2051	3,224,646
8,500,985	3.00%, 12/20/2051	8,034,816
41,180,000	3.00%, 07/21/2052(16)	38,849,952
128,625	3.50%, 02/16/2027(5)	6,939
329,632	3.50%, 03/20/2027(5)	17,734
249,454	3.50%, 07/20/2040(5)	13,534
325,898	3.50%, 02/20/2041(5)	9,122
781,262	3.50%, 04/20/2042(5)	48,817
1,788,598	3.50%, 10/20/2042(5)	264,969
201,419	3.50%, 11/15/2042	201,391
4,912	3.50%, 12/15/2042	4,911
127,560	3.50%, 02/15/2043	127,543
6,868	3.50%, 03/15/2043	6,867
919,530	3.50%, 04/15/2043	919,404
2,448,026	3.50%, 05/15/2043	2,419,947
157,079	3.50%, 05/20/2043(5)	24,170
749,559	3.50%, 07/20/2043(5)	99,515
1,688,065	3.50%, 06/20/2046	1,665,344
428,928	3.50%, 07/20/2046	423,457
445,165	3.50%, 10/20/2046	440,344
1,781,309	3.50%, 02/20/2047	1,758,623
528,257	3.50%, 08/20/2047	520,639
369,229	3.50%, 11/20/2047	363,592
455,462	3.50%, 03/20/2048	448,267
1,414,896	3.50%, 07/20/2049	1,386,118
11,350,000	3.50%, 07/21/2052(16)	11,044,525
1,081,880	3.88%, 08/15/2042	1,098,309
78,738	4.00%, 12/16/2026(5)	3,163
1,228,922	4.00%, 05/20/2029(5)	57,787
1,899,904	4.00%, 07/20/2040	1,933,632
2,107,199	4.00%, 09/20/2040	2,144,633
3,329,247	4.00%, 10/20/2040	3,385,646
875,887	4.00%, 12/20/2040	893,586
220,092	4.00%, 05/16/2042(5)	26,142
2,578,306	4.00%, 09/16/2042(5)	586,893
326,792	4.00%, 03/20/2043(5)	55,729
151,688	4.00%, 01/20/2044(5)	26,116
1,085,804	4.00%, 01/16/2046(5)	158,648
1,013,791	4.00%, 03/20/2047(5)	149,001
487,229	4.00%, 11/20/2047	488,839
1,339,602	4.00%, 03/20/2048	1,348,368
3,513,041	4.00%, 07/20/2048	3,534,807
98,845	4.50%, 11/15/2039	102,069
592,829	4.50%, 05/15/2040	620,853
2,143,750	4.50%, 05/20/2040	2,243,093
96,301	4.50%, 07/15/2041	99,245
543,489	4.50%, 04/20/2045(5)	102,639
1,958,454	4.50%, 08/20/2045(5)	359,952
192,584	4.50%, 01/20/2046	201,991
1,465,260	4.50%, 01/20/2047(5)	180,190
1,416,141	4.50%, 05/20/2048(5)	209,059
18,680,000	4.50%, 07/21/2052(16)	18,971,875
1,266,301	5.00%, 02/16/2040(5)	270,452
668,614	5.00%, 06/15/2041	712,751
823,348	5.00%, 10/16/2041(5)	134,589
949,856	5.00%, 03/15/2044	1,012,361
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.2% - (continued)
	Mortgage-Backed Agencies - 45.2% - (continued)
	GNMA - 8.9% - (continued)
$ 283,888	5.00%, 01/16/2047(5)	$ 59,290
4,400,000	5.00%, 07/21/2052(16)	4,557,609
265,984	5.50%, 03/15/2033	282,268
403,714	5.50%, 04/15/2033	432,953
467,144	5.50%, 05/15/2033	504,813
548,451	5.50%, 10/20/2034	592,399
940,840	5.50%, 03/20/2039(5)	164,897
968,908	5.50%, 02/16/2047(5)	161,620
598,057	5.50%, 02/20/2047(5)	105,990
522	6.00%, 12/15/2023	548
518	6.00%, 01/15/2029	546
560	6.00%, 04/15/2029	592
18,172	6.00%, 12/15/2031	19,183
507	6.00%, 10/15/2032	557
10,546	6.00%, 06/15/2033	11,495
417	6.00%, 03/15/2034	440
24,101	6.00%, 08/15/2034	26,488
29,284	6.00%, 09/15/2034	31,111
24,066	6.00%, 02/15/2035	26,535
195,039	6.00%, 12/15/2035	207,511
22,354	6.00%, 02/15/2036	23,547
85,060	6.00%, 03/15/2036	92,827
15,410	6.00%, 04/15/2036	16,232
41,357	6.00%, 05/15/2036	44,740
105,226	6.00%, 06/15/2036	114,400
10,237	6.00%, 07/15/2036	10,837
16,982	6.00%, 08/15/2036	17,915
85,641	6.00%, 02/15/2037	94,396
387	6.00%, 05/15/2037	419
184,823	6.00%, 06/15/2037	203,138
149,798	6.00%, 07/15/2037	163,841
33,146	6.00%, 08/15/2037	36,363
48,257	6.00%, 10/15/2037	53,363
24,584	6.00%, 11/15/2037	26,907
22,927	6.00%, 12/15/2037	24,360
87,260	6.00%, 01/15/2038	93,480
4,143	6.00%, 02/15/2038	4,386
10,113	6.00%, 05/15/2038	10,769
1,362	6.00%, 06/15/2038	1,440
13,502	6.00%, 08/15/2038	14,568
51,408	6.00%, 09/15/2038	55,541
62,088	6.00%, 10/15/2038	66,777
124,274	6.00%, 11/15/2038	135,786
27,679	6.00%, 12/15/2038	30,155
735	6.00%, 01/15/2039	795
32,818	6.00%, 08/15/2039	34,928
32,222	6.00%, 11/15/2039	35,234
395,602	6.00%, 06/15/2040	427,263
76,904	6.00%, 07/15/2040	85,141
958,433	6.00%, 09/20/2040(5)	183,774
390,206	6.00%, 06/15/2041	425,967
887,654	6.00%, 02/20/2046(5)	190,467
15,654	6.50%, 06/15/2028	16,452
348	6.50%, 07/15/2028	366
919	6.50%, 08/15/2028	965
1,815	6.50%, 09/15/2028	1,907
553	6.50%, 10/15/2028	581
957	6.50%, 11/15/2028	1,005
3,573	6.50%, 12/15/2028	3,755
9,983	6.50%, 02/15/2029	10,491
80,096	6.50%, 03/15/2029	84,226
20,026	6.50%, 04/15/2029	21,047
6,257	6.50%, 05/15/2029	6,575

The accompanying notes are an integral part of these financial statements.
71

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.2% - (continued)
	Mortgage-Backed Agencies - 45.2% - (continued)
	GNMA - 8.9% - (continued)
$ 93,328	6.50%, 06/15/2029	98,085
3,489	6.50%, 07/15/2029	$ 3,667
107	6.50%, 03/15/2031	112
134,959	6.50%, 04/15/2031	141,836
27,020	6.50%, 05/15/2031	28,894
5,427	6.50%, 06/15/2031	5,793
126,813	6.50%, 07/15/2031	133,305
18,607	6.50%, 08/15/2031	19,555
47,733	6.50%, 09/15/2031	50,166
86,273	6.50%, 10/15/2031	90,671
175,778	6.50%, 11/15/2031	184,741
37,588	6.50%, 12/15/2031	39,884
128,034	6.50%, 01/15/2032	134,598
25,158	6.50%, 02/15/2032	26,862
28,944	6.50%, 03/15/2032	30,419
116,431	6.50%, 04/15/2032	123,076
524	6.50%, 05/15/2032	551
14,315	6.50%, 06/15/2032	15,045
1,065	7.00%, 06/20/2030	1,072
389	7.00%, 02/15/2031	399
150	7.00%, 06/15/2031	155
83	7.00%, 08/15/2031	87
253	8.50%, 11/15/2024	254
		169,810,947
	UMBS - 20.4%
8,314,000	1.50%, 07/18/2037(16)	7,575,483
8,550,000	1.50%, 07/14/2052(16)	7,115,036
58,955,000	2.00%, 07/14/2052(16)	51,271,275
58,955,000	2.00%, 08/11/2052(16)	51,216,005
100,702,000	2.50%, 07/14/2052(16)	90,734,076
100,700,000	2.50%, 08/11/2052(16)	90,610,262
15,405,000	3.00%, 07/14/2052(16)	14,364,862
37,961,000	4.00%, 07/14/2052(16)	37,477,590
30,975,000	4.50%, 07/14/2052(16)	31,133,505
8,665,000	5.00%, 07/14/2052(16)	8,850,824
		390,348,918
	Total U.S. Government Agencies (cost $881,922,612)	$ 863,065,959
U.S. GOVERNMENT SECURITIES - 16.6%
	U.S. Treasury Securities - 16.6%
	U.S. Treasury Bonds - 11.0%
1,793,054	0.13%, 02/15/2051(17)	$ 1,408,224
8,483,933	0.88%, 02/15/2047(17)	7,959,736
2,127,507	1.00%, 02/15/2048(17)	2,063,037
24,645,000	1.25%, 05/15/2050	15,821,897
5,115,000	1.88%, 11/15/2051	3,871,416
7,090,000	2.25%, 08/15/2046	5,760,071
26,365,000	2.50%, 02/15/2045	22,509,119
78,145,000	2.88%, 08/15/2045	71,475,202
6,175,000	3.00%, 02/15/2047	5,808,118
9,720,000	3.13%, 02/15/2043	9,287,536
20,715,000	3.13%, 08/15/2044(18)(19)	19,739,939
26,860,000	3.38%, 05/15/2044(19)(20)	26,665,895
16,575,000	3.75%, 11/15/2043	17,433,533
		209,803,723
	U.S. Treasury Notes - 5.6%
2,915,477	0.25%, 07/15/2029(17)	2,836,042
4,610,766	0.75%, 07/15/2028(17)	4,657,774
40,215,000	1.25%, 08/15/2031	34,712,143
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 16.6% - (continued)
	U.S. Treasury Securities - 16.6% - (continued)
	U.S. Treasury Notes - 5.6% - (continued)
$ 20,030,000	1.38%, 11/15/2031		$ 17,422,970
53,835,000	1.63%, 05/15/2031		48,224,384
			107,853,313
	Total U.S. Government Securities (cost $394,094,940)		$ 317,657,036
COMMON STOCKS - 0.0%
	Energy - 0.0%
64,657	Ascent Resources - Marcellus LLC Class A(9)(10)		$ 113,150
6,767	Foresight Energy LLC*		115,044
30,559	Philadelphia Energy Solutions*(9)(10)		—
	Total Common Stocks (cost $521,693)		$ 228,194
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 3.50%(21)		$ 1,724,188
	Total Preferred Stocks (cost $1,591,820)		$ 1,724,188
WARRANTS - 0.0%
	Energy - 0.0%
16,740	Ascent Resources - Marcellus LLC Expires 3/30/2023*(9)(10)		$ 737
	Total Warrants (cost $1,339)		$ 737
	Total Long-Term Investments (Cost $2,651,046,881)		$ 2,397,152,450
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.2%
3,956,912	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2022 at 1.440%, due on 07/01/2022 with a maturity value of $3,957,070; collateralized by U.S. Treasury Note at 2.750%, maturing 05/15/2025, with a market value of $4,036,099		$ 3,956,912
	Securities Lending Collateral - 0.3%
2,906,726	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(22)		2,906,726
2,601,820	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(22)		2,601,820
			5,508,546
	Total Short-Term Investments (cost $9,465,458)		$ 9,465,458
	Total Investments (cost $2,660,512,339)	126.1%	$ 2,406,617,908
	Other Assets and Liabilities	(26.1)%	(498,780,549)
	Total Net Assets	100.0%	$ 1,907,837,359
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.
72

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $589,466,687, representing 30.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $33,129,927, representing 1.7% of net assets.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2022, the aggregate fair value of these securities are $113,887, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	Investment valued using significant unobservable inputs.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of June 30, 2022.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	This security, or a portion of this security, has unfunded loan commitments. As of June 30, 2022, the aggregate value of the unfunded commitment was $24,617, which represents to 0.0% of total net assets.
(14)	Securities disclosed are principal-only strips.
(15)	Security is a zero-coupon bond.
(16)	Represents or includes a TBA transaction.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2022, the market value of securities pledged was $10,577,520.
(19)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of June 30, 2022, the market value of securities pledged was $4,909,245.
(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of June 30, 2022, the market value of securities pledged was $2,581,211.
(21)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(22)	Current yield as of period end.

OTC Swaptions Outstanding at June 30, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.IG.S38.V1.5Y *	GSC	85.00%	Pay	07/20/2022	USD	(147,565,000)	$ (11,067)	$ (317,265)	$ 306,198
CDX.NA.IG.S38.V1.5Y *	MSC	97.50%	Pay	07/20/2022	USD	(147,565,000)	(224,354)	(391,048)	166,694
							$ (235,421)	$ (708,313)	$ 472,892
The accompanying notes are an integral part of these financial statements.
73

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

OTC Swaptions Outstanding at June 30, 2022 – (continued)
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written – (continued):
Put
CDX.NA.IG.S38.V1.5Y *	GSC	85.00%	Pay	07/20/2022	USD	(147,565,000)	$ (1,117,657)	$ (478,110)	$ (639,547)
CDX.NA.IG.S38.V1.5Y *	MSC	97.50%	Pay	07/20/2022	USD	(147,565,000)	(518,260)	(475,897)	(42,363)
							$ (1,635,917)	$ (954,007)	$ (681,910)
Total Written Option Contracts OTC swaption contracts							$ (1,871,338)	$ (1,662,320)	$ (209,018)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at June 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	149	09/15/2022	$ 12,228,022	$ (13,452)
Canadian 10-Year Bond Future	250	09/20/2022	24,081,339	114,533
U.S. Treasury 5-Year Note Future	282	09/30/2022	31,654,500	(141,555)
U.S. Treasury Ultra Bond Future	197	09/21/2022	30,405,719	734,504
Total				$ 694,030
Short position contracts:
Euro BUXL 30-Year Bond Future	66	09/08/2022	$ 11,312,578	$ 554,965
Euro-BUND Future	389	09/08/2022	60,650,546	858,652
Long Gilt Future	160	09/28/2022	22,199,662	273,045
U.S. Treasury 2-Year Note Future	566	09/30/2022	118,868,844	(451,404)
U.S. Treasury 10-Year Note Future	923	09/21/2022	109,404,344	(1,903,335)
U.S. Treasury 10-Year Ultra Bond Future	460	09/21/2022	58,592,500	952,414
U.S. Treasury Long Bond Future	817	09/21/2022	113,256,625	1,616,632
Total				$ 1,900,969
Total futures contracts				$ 2,594,999

TBA Sale Commitments Outstanding at June 30, 2022
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 4.50%	$ 11,895,000	07/14/2052	$ (11,955,869)	$ 57,030
FNMA, 5.50%	10,750,000	07/14/2052	(11,172,022)	(8,818)
GNMA, 4.00%	9,190,000	07/21/2052	(9,160,204)	54,356
UMBS, 3.00%	31,798,000	07/14/2052	(29,651,014)	17,330
UMBS, 3.00%	400,000	07/18/2037	(391,141)	(2,797)
UMBS, 3.50%	34,550,000	07/14/2052	(33,277,318)	(1,572)
UMBS, 6.00%	3,300,000	07/14/2052	(3,468,738)	(14,566)
Total TBA sale commitments (proceeds receivable $99,177,269)			$ (99,076,306)	$ 100,963
At June 30, 2022, the aggregate market value of TBA Sale Commitments represents (5.2)% of total net assets.

The accompanying notes are an integral part of these financial statements.
74

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at June 30, 2022
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,201,361	(0.09%)	08/25/2037	Monthly	$ 196,403	$ —	$ 65,962	$ (130,441)
ABX.HE.AAA.07	CSI	USD	2,920,273	(0.09%)	08/25/2037	Monthly	548,943	—	160,331	(388,612)
ABX.HE.PENAAA.06	MSC	USD	292,444	(0.11%)	05/25/2046	Monthly	25,538	—	21,414	(4,124)
ABX.HE.PENAAA.06	JPM	USD	667,628	(0.11%)	05/25/2046	Monthly	58,165	—	48,888	(9,277)
ABX.HE.PENAAA.06	GSC	USD	274,039	(0.11%)	05/25/2046	Monthly	63,002	—	20,067	(42,935)
Total							$ 892,051	$ —	$ 316,662	$ (575,389)
Sell protection:
ABX.HE.AAA.07	MSC	USD	1,201,360	0.09%	08/25/2037	Monthly	$ 8,649	$ —	$ (65,958)	$ (74,607)
ABX.HE.AAA.07	MSC	USD	2,920,271	0.09%	08/25/2037	Monthly	21,183	—	(160,331)	(181,514)
ABX.HE.PENAAA.06	BCLY	USD	1,234,116	0.11%	05/25/2046	Monthly	—	(28,025)	(90,362)	(62,337)
Total							$ 29,832	$ (28,025)	$ (316,651)	$ (318,458)
Total OTC credit default swap contracts							$ 921,883	$ (28,025)	$ 11	$ (893,847)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.37.V1	USD	16,640,000	(1.00%)	06/20/2027	Quarterly	$ 953,774	$ 1,661,475	$ 707,701
Total						$ 953,774	$ 1,661,475	$ 707,701
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	21,315,000	(1.00%)	06/20/2027	Quarterly	$ 1,201,660	$ 1,782,864	$ 581,204
Total						$ 1,201,660	$ 1,782,864	$ 581,204
Total centrally cleared credit default swap contracts						$ 2,155,434	$ 3,444,339	$ 1,288,905

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at June 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
104,262	EUR	110,013	USD	SCB	07/29/2022	$ (536)
373,000	EUR	395,104	USD	BOA	07/29/2022	(3,449)
2,051,000	EUR	2,153,448	USD	JPM	09/21/2022	8,715
3,183,000	EUR	3,371,110	USD	DEUT	09/21/2022	(15,592)
15,390,000	MXN	760,530	USD	BNP	09/21/2022	(6,919)
8,892,131	USD	44,795,000	BRL	CBK	09/21/2022	532,921
4,525,821	USD	4,295,704	EUR	BNP	07/29/2022	15,276
51,944,080	USD	48,303,000	EUR	BNP	09/21/2022	1,023,069
10,202,732	USD	203,570,000	MXN	RBC	09/21/2022	234,406
4,901,976	USD	97,890,000	MXN	TDB	09/21/2022	108,542
Total foreign currency contracts						$ 1,896,433
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
75

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 459,232,685	$ —	$ 459,232,685	$ —
Corporate Bonds	597,843,506	—	597,843,506	—
Foreign Government Obligations	93,246,726	—	93,246,726	—
Municipal Bonds	26,019,624	—	26,019,624	—
Senior Floating Rate Interests	38,133,795	—	38,133,795	—
U.S. Government Agencies	863,065,959	—	863,065,959	—
U.S. Government Securities	317,657,036	—	317,657,036	—
Common Stocks
Energy	228,194	—	115,044	113,150
Preferred Stocks	1,724,188	1,724,188	—	—
Warrants	737	—	—	737
Short-Term Investments	9,465,458	5,508,546	3,956,912	—
Foreign Currency Contracts(2)	1,922,929	—	1,922,929	—
Futures Contracts(2)	5,104,745	5,104,745	—	—
Swaps - Credit Default(2)	1,288,905	—	1,288,905	—
Total	$ 2,414,934,487	$ 12,337,479	$ 2,402,483,121	$ 113,887
Liabilities
Foreign Currency Contracts(2)	$ (26,496)	$ —	$ (26,496)	$ —
Futures Contracts(2)	(2,509,746)	(2,509,746)	—	—
Swaps - Credit Default(2)	(893,847)	—	(893,847)	—
TBA Sale Commitments	(99,076,306)	—	(99,076,306)	—
Written Options	(1,871,338)	—	(1,871,338)	—
Total	$ (104,377,733)	$ (2,509,746)	$ (101,867,987)	$ —

(1)	For the six-month period ended June 30, 2022, investments valued at $7,200,644 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
76

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 33.2%
	Asset-Backed - Automobile - 20.6%
	American Credit Acceptance Receivables Trust
$ 344,069	0.33%, 06/13/2025(1)	$ 342,795
92,983	0.37%, 10/15/2024(1)	92,899
1,590,295	0.45%, 09/15/2025(1)	1,569,202
2,197,064	0.99%, 12/15/2025(1)	2,160,345
996,353	2.19%, 03/13/2026(1)	995,380
2,067,832	2.66%, 02/13/2026(1)	2,051,111
	AmeriCredit Automobile Receivables Trust
423,267	0.26%, 11/18/2024	421,234
31,191	0.28%, 06/18/2024	31,157
	ARI Fleet Lease Trust
3,062,591	0.37%, 03/15/2030(1)	3,006,593
81,264	1.77%, 08/15/2028(1)	81,258
392,862	Avid Automobile Receivables Trust 0.61%, 01/15/2025(1)	385,961
750,000	BMW Vehicle Owner Trust 2.52%, 12/26/2024	742,676
2,650,000	Canadian Pacer Auto Receivables Trust 3.16%, 10/21/2024(1)	2,638,831
2,285,000	Capital One Prime Auto Receivables Trust 2.71%, 06/16/2025	2,260,349
	CarMax Auto Owner Trust
155,572	0.22%, 02/15/2024	155,447
918,349	0.29%, 09/16/2024	912,738
19,033	0.31%, 01/16/2024	19,017
366,329	2.18%, 08/15/2024	364,972
665,000	2.81%, 05/15/2025	660,749
362,758	3.05%, 03/15/2024	363,196
	Carvana Auto Receivables Trust
773,601	0.30%, 07/10/2024	770,862
162,619	0.32%, 03/10/2028	160,270
597,041	0.35%, 06/12/2028	581,802
1,021,533	0.38%, 01/10/2025	1,008,763
629,144	0.70%, 01/10/2028	608,035
1,272,961	0.82%, 04/10/2025	1,258,013
1,140,397	0.83%, 09/11/2028	1,118,427
3,400,000	3.33%, 07/10/2025	3,375,767
	Chesapeake Funding LLC
631,397	0.87%, 08/15/2032(1)	623,632
855,599	1.55%, 04/15/2033, 1 mo. USD LIBOR + 0.230%(1)(2)	845,006
455,244	1.95%, 09/15/2031(1)	454,660
390,280	2.94%, 04/15/2031(1)	390,380
88,508	3.39%, 01/15/2031(1)	88,572
764,517	CIG Auto Receivables Trust 0.69%, 04/14/2025(1)	751,360
	CPS Auto Receivables Trust
405,078	0.33%, 07/15/2024(1)	403,218
209,595	0.37%, 03/17/2025(1)	208,745
2,050,089	0.61%, 10/15/2025(1)	2,014,181
1,010,655	0.98%, 04/16/2029(1)	993,233
1,613,884	2.88%, 06/15/2026(1)	1,596,109
1,000,000	2.90%, 12/15/2025(1)	993,424
	Credit Acceptance Auto Loan Trust
3,425,000	1.37%, 07/16/2029(1)	3,373,890
935,491	2.38%, 11/15/2028(1)	934,372
	Drive Auto Receivables Trust
1,335,000	0.35%, 03/17/2025	1,328,092
36,512	0.36%, 05/15/2024	36,486
1,465,000	0.79%, 10/15/2025	1,432,919
	DT Auto Owner Trust
2,662,773	0.33%, 04/15/2025(1)	2,627,041
485,417	0.35%, 01/15/2025(1)	483,502
679,343	0.41%, 03/17/2025(1)	674,652
11,520	0.54%, 04/15/2024(1)	11,510
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 33.2% - (continued)
	Asset-Backed - Automobile - 20.6% - (continued)
$ 1,370,186	0.56%, 09/15/2025(1)	$ 1,343,791
1,650,000	0.91%, 12/16/2024(1)	1,638,397
795,032	2.29%, 11/17/2025(1)	790,147
2,008,797	2.88%, 06/15/2026(1)	1,993,726
	Enterprise Fleet Financing LLC
1,176,145	0.48%, 05/20/2027(1)	1,128,702
1,291,210	1.78%, 12/22/2025(1)	1,281,930
1,031,776	2.06%, 05/20/2025(1)	1,028,773
242,717	2.29%, 02/20/2025(1)	241,961
494,490	Enterprise Fleet Funding LLC 0.44%, 12/21/2026(1)	479,983
	Exeter Automobile Receivables Trust
407,069	0.30%, 10/15/2024	406,493
1,016,409	0.35%, 02/18/2025	1,009,663
1,945,132	1.15%, 06/17/2024	1,938,003
1,940,000	2.19%, 11/17/2025	1,934,941
822,737	FHF Trust 0.83%, 12/15/2026(1)	788,719
	First Investors Auto Owner Trust
1,678,710	0.45%, 03/16/2026(1)	1,652,013
2,114,758	0.48%, 03/15/2027(1)	2,062,357
2,942,023	2.03%, 01/15/2027(1)	2,877,893
	Flagship Credit Auto Trust
750,893	0.31%, 06/16/2025(1)	742,388
1,366,687	0.36%, 07/15/2027(1)	1,324,866
1,382,144	0.37%, 12/15/2026(1)	1,353,376
808,124	0.53%, 04/15/2025(1)	803,767
74,694	0.70%, 04/15/2025(1)	74,358
2,338,589	0.81%, 07/17/2026(1)	2,257,441
3,400,000	3.28%, 08/15/2025(1)	3,380,076
620,000	Ford Credit Auto Lease Trust 2.78%, 10/15/2024	616,036
	Ford Credit Auto Owner Trust
204,076	0.17%, 10/15/2023	203,749
100,333	0.25%, 09/15/2023	100,241
1,500,000	2.36%, 03/15/2029(1)	1,500,043
1,445,000	3.44%, 02/15/2025	1,444,990
	Foursight Capital Automobile Receivables Trust
589,549	0.40%, 04/15/2025(1)	585,224
525,000	1.15%, 09/15/2025(1)	514,323
	GLS Auto Receivables Issuer Trust
349,763	0.31%, 11/15/2024(1)	347,733
1,541,014	0.42%, 01/15/2025(1)	1,522,516
2,253,151	0.84%, 07/15/2025(1)	2,211,427
1,930,000	3.55%, 01/15/2026(1)	1,920,216
	GM Financial Automobile Leasing Trust
3,109,852	0.26%, 02/20/2024	3,083,172
215,436	0.45%, 08/21/2023	214,771
1,065,000	2.93%, 10/21/2024	1,058,627
	GM Financial Consumer Automobile Receivables Trust
4,996	0.23%, 11/16/2023	4,992
430,385	0.27%, 06/17/2024	428,578
271,869	GM Financial Leasing Trust 0.22%, 07/20/2023	271,173
	Hyundai Auto Lease Securitization Trust
7,368	0.25%, 04/17/2023(1)	7,361
1,999,155	0.81%, 04/15/2024(1)	1,962,749
301,644	Hyundai Auto Receivables Trust 0.23%, 02/15/2024	300,376
1,227,314	Mercedes-Benz Auto Lease Trust 0.22%, 01/16/2024	1,220,714
	Santander Drive Auto Receivables Trust
918,086	0.33%, 03/17/2025	915,141
312,768	0.34%, 02/18/2025	312,069
2,825,637	1.36%, 12/16/2024	2,804,708
3,400,000	2.76%, 03/17/2025	3,379,980

The accompanying notes are an integral part of these financial statements.
77

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 33.2% - (continued)
	Asset-Backed - Automobile - 20.6% - (continued)
	Santander Retail Auto Lease Trust
$ 1,006,835	0.31%, 01/22/2024(1)	$ 998,469
1,033,147	0.32%, 02/20/2024(1)	1,023,731
613,088	0.42%, 11/20/2023(1)	610,993
1,140,051	0.97%, 03/20/2025(1)	1,114,565
	Tesla Auto Lease Trust
1,057,836	0.36%, 03/20/2025(1)	1,041,377
1,354,721	0.36%, 09/22/2025(1)	1,319,847
1,381,516	Toyota Lease Owner Trust 0.25%, 03/20/2024(1)	1,363,297
	Tricolor Auto Securitization Trust
512,623	0.74%, 04/15/2024(1)	510,264
874,009	3.30%, 02/18/2025(1)	866,746
918,096	United Auto Credit Securitization Trust 1.11%, 07/10/2024(1)	911,158
121,410	Volkswagen Auto Lease Trust 0.27%, 04/20/2023	121,310
	Westlake Automobile Receivables Trust
1,027,595	0.32%, 04/15/2025(1)	1,014,432
1,264,230	0.39%, 10/15/2024(1)	1,255,668
941,497	0.56%, 05/15/2024(1)	938,993
2,797,832	0.57%, 09/16/2024(1)	2,765,896
3,575,000	0.95%, 06/16/2025(1)	3,465,402
2,675,000	3.36%, 08/15/2025(1)	2,663,710
357,631	Wheels SPV 2 LLC 0.51%, 08/20/2029(1)	353,327
1,760,000	World Omni Auto Receivables Trust 2.77%, 10/15/2025	1,744,868
	World Omni Automobile Lease Securitization Trust
1,640,078	0.21%, 04/15/2024	1,627,039
28,212	0.32%, 09/15/2023	28,194
3,500,000	World Omni Select Auto Trust 0.53%, 03/15/2027	3,379,024
		136,985,816
	Asset-Backed - Credit Card - 0.2%
1,150,000	Evergreen Credit Card Trust 1.90%, 09/15/2024(1)	1,149,195
	Asset-Backed - Finance & Insurance - 3.4%
509,631	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	496,315
1,654,640	Credit Acceptance Auto Loan Trust 2.01%, 02/15/2029(1)	1,648,960
	DLL LLC
978,091	0.35%, 09/20/2024(1)	961,244
1,986,823	0.36%, 05/17/2024(1)	1,968,109
1,905,743	0.60%, 03/20/2024(1)	1,880,247
1,505,000	2.79%, 01/22/2024(1)	1,491,035
1,185,311	Donlen Fleet Lease Funding LLC 0.56%, 12/11/2034(1)	1,150,398
74,811	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	72,498
517,452	FCI Funding LLC 1.13%, 04/15/2033(1)	497,397
1,460,000	HPEFS Equipment Trust 3.15%, 09/20/2029(1)	1,440,669
	Kubota Credit Owner Trust
1,149,792	0.26%, 06/17/2024(1)	1,129,637
1,094,962	0.31%, 04/15/2024(1)	1,081,158
	MMAF Equipment Finance LLC
801,542	0.30%, 04/15/2024(1)	794,878
191,066	0.38%, 08/14/2023(1)	189,915
1,436,337	2.01%, 12/12/2024(1)	1,420,840
162,511	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	156,976
	Verizon Owner Trust
4,000,000	0.41%, 04/21/2025	3,911,085
292,790	2.33%, 12/20/2023	292,856
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 33.2% - (continued)
	Asset-Backed - Finance & Insurance - 3.4% - (continued)
$ 1,829	2.93%, 09/20/2023	$ 1,830
	Volvo Financial Equipment LLC
197,782	2.04%, 11/15/2023(1)	197,598
2,035,000	3.26%, 01/16/2024(1)	2,036,351
		22,819,996
	Other Asset-Backed Securities - 5.0%
1,675,000	Affirm Asset Securitization Trust 4.55%, 06/15/2027	1,661,713
1,160,152	Amur Equipment Finance Receivables LLC 0.75%, 11/20/2026(1)	1,125,121
1,089,297	Atalaya Equipment Leasing Trust 1.23%, 05/15/2026(1)	1,064,048
2,421,617	BHG Securitization Trust 1.71%, 02/20/2035(1)	2,318,709
	CCG Receivables Trust
631,183	0.30%, 06/14/2027(1)	614,216
1,114,489	0.54%, 03/14/2029(1)	1,076,612
3,375,000	3.91%, 07/16/2029(1)	3,352,229
672,156	CNH Equipment Trust 0.22%, 08/15/2024	666,870
689,122	Crossroads Asset Trust 0.82%, 03/20/2024(1)	678,285
	Dell Equipment Finance Trust
470,640	0.33%, 05/22/2026(1)	467,021
658,401	0.33%, 12/22/2026(1)	648,522
788,389	Dext Asset-Backed Securities LLC 1.12%, 02/15/2028(1)	759,796
345,341	FREED Asset-Backed Securities Trust 0.94%, 03/19/2029(1)	341,422
	GreatAmerica Leasing Receivables Funding LLC
1,472,023	0.27%, 06/15/2023(1)	1,464,165
1,680,000	0.38%, 03/15/2024(1)	1,646,634
	HPEFS Equipment Trust
449,612	0.27%, 03/20/2031(1)	447,322
940,698	0.30%, 09/20/2028(1)	932,678
1,400,000	1.02%, 05/21/2029(1)	1,371,818
	Marlette Funding Trust
307,188	0.51%, 09/15/2031(1)	304,217
57,479	0.60%, 06/16/2031(1)	57,373
2,486,960	1.36%, 04/15/2032(1)	2,441,874
620,000	4.25%, 08/15/2032(1)	618,098
2,325,000	Marlin Leasing Receivables LLC 3.37%, 07/20/2023	2,325,531
	New York City, NY Tax Lien
2,863,103	2.10%, 11/10/2034(1)	2,786,990
171,241	2.19%, 11/10/2032(1)	169,501
	SCF Equipment Leasing
615,362	0.42%, 08/20/2026(1)	612,930
2,760,000	2.06%, 02/22/2028(1)	2,695,773
310,372	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	301,399
315,840	Towd Point Mortgage Trust 2.22%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	312,595
		33,263,462
	Whole Loan Collateral CMO - 4.0%
748,276	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(3)	720,326
	Angel Oak Mortgage Trust LLC
97,221	2.99%, 07/26/2049(1)(3)	96,757
187,288	3.92%, 11/25/2048(1)(3)	186,526
	BRAVO Residential Funding Trust
472,223	0.94%, 02/25/2049(1)(3)	440,426
679,414	0.97%, 03/25/2060(1)(3)	661,365
1,579,016	1.70%, 04/25/2060(1)(3)	1,516,631

The accompanying notes are an integral part of these financial statements.
78

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 33.2% - (continued)
	Whole Loan Collateral CMO - 4.0% - (continued)
$ 365,806	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	$ 355,701
624,126	CASCADE Funding Mortgage Trust 3.17%, 07/25/2054(1)(3)	617,346
	COLT Mortgage Loan Trust
1,873,095	1.11%, 10/25/2066(1)(3)	1,646,291
508,090	1.33%, 10/26/2065(1)(3)	500,835
2,281,282	1.40%, 10/25/2066(1)(3)	2,004,291
162,451	1.51%, 04/27/2065(1)(3)	155,665
1,302,235	1.73%, 11/26/2066(1)(3)	1,170,670
1,636,716	CSMC Trust 2.57%, 07/25/2049(1)(4)	1,567,951
492,493	Ellington Financial Mortgage Trust 0.93%, 06/25/2066(1)(3)	445,778
	GCAT Trust
3,241,226	1.26%, 07/25/2066(1)(3)	2,936,839
809,370	1.92%, 08/25/2066(1)(3)	770,102
	MFA Trust
427,461	1.01%, 01/26/2065(1)(3)	411,574
670,473	1.03%, 11/25/2064(1)(3)	608,380
	New Residential Mortgage Loan Trust
1,733,872	1.16%, 11/27/2056(1)(3)	1,544,368
548,479	4.00%, 08/27/2057(1)(3)	537,212
45,717	OBX Trust 2.27%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	44,734
2,143,719	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	1,956,789
	Starwood Mortgage Residential Trust
390,620	0.94%, 05/25/2065(1)(3)	372,712
68,559	2.28%, 02/25/2050(1)(3)	68,284
	Towd Point Mortgage Trust
1,583,550	2.16%, 01/25/2052(1)(3)	1,561,314
641,696	2.75%, 06/25/2057(1)(3)	625,687
1,387,714	3.75%, 03/25/2058(1)(3)	1,379,028
	Verus Securitization Trust
1,370,833	1.63%, 10/25/2066(1)(3)	1,215,786
209,305	2.64%, 11/25/2059(1)(4)	208,151
401,519	2.69%, 11/25/2059(1)(3)	392,079
		26,719,598
	Total Asset & Commercial Mortgage-Backed Securities (cost $225,510,286)	$ 220,938,067
CORPORATE BONDS - 35.0%
	Agriculture - 0.4%
	Cargill, Inc.
675,000	1.38%, 07/23/2023(1)	$ 661,755
1,700,000	3.50%, 04/22/2025(1)(5)	1,687,872
		2,349,627
	Auto Manufacturers - 2.2%
2,050,000	American Honda Finance Corp. 0.40%, 10/21/2022(5)	2,040,456
	General Motors Financial Co., Inc.
1,500,000	1.49%, 10/15/2024, 1 mo. USD SOFR + 0.620%(2)	1,445,986
1,000,000	3.55%, 07/08/2022	1,000,006
485,000	PACCAR Financial Corp. 0.80%, 06/08/2023	474,568
	Toyota Motor Credit Corp.
1,650,000	0.35%, 10/14/2022	1,644,245
1,500,000	1.04%, 04/06/2023, 1 mo. USD SOFR + 0.320%(2)(5)	1,497,019
2,000,000	1.12%, 01/11/2024, 1 mo. USD SOFR + 0.330%(2)	1,979,553
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.0% - (continued)
	Auto Manufacturers - 2.2% - (continued)
$ 2,000,000	1.86%, 06/13/2023, 1 mo. USD SOFR + 0.350%(2)	$ 1,991,557
	Volkswagen Group of America Finance LLC
1,600,000	0.75%, 11/23/2022(1)	1,587,177
750,000	3.13%, 05/12/2023(1)	744,724
		14,405,291
	Beverages - 0.8%
2,275,000	Coca-Cola European Partners plc 0.50%, 05/05/2023(1)	2,211,665
1,725,000	Constellation Brands, Inc. 3.60%, 05/09/2024	1,719,933
1,750,000	JDE Peet's N.V. 0.80%, 09/24/2024(1)	1,627,751
		5,559,349
	Biotechnology - 0.3%
2,250,000	Royalty Pharma plc 0.75%, 09/02/2023	2,167,693
	Chemicals - 0.4%
430,000	International Flavors & Fragrances, Inc. 0.70%, 09/15/2022(1)	427,967
1,914,000	PPG Industries, Inc. 3.20%, 03/15/2023	1,910,313
		2,338,280
	Commercial Banks - 14.7%
1,750,000	ANZ New Zealand Int'l Ltd. 1.86%, 02/18/2025, 1 mo. USD SOFR + 0.600%(1)(2)	1,726,480
1,400,000	Banco Santander S.A. 3.89%, 05/24/2024	1,393,784
	Bank of America Corp.
1,250,000	0.81%, 10/24/2024, (0.81% fixed rate until 10/24/2023; 1 mo. USD SOFR + 0.740% thereafter)(6)	1,191,988
1,525,000	1.68%, 04/22/2025, 1 mo. USD SOFR + 0.690%(2)	1,486,844
1,700,000	1.82%, 02/04/2025, 1 mo. USD SOFR + 0.660%(2)	1,676,436
1,875,000	1.94%, 05/28/2024, 3 mo. USD BSBY + 0.430%(2)	1,845,300
1,025,000	3.84%, 04/25/2025, (3.84% fixed rate until 04/25/2024; 1 mo. USD SOFR + 1.110% thereafter)(6)	1,020,581
	Bank of Montreal
2,200,000	0.40%, 09/15/2023	2,125,106
2,200,000	1.74%, 09/15/2023, 1 mo. USD SOFR + 0.265%(2)	2,181,935
	Bank of New York Mellon Corp.
750,000	1.25%, 04/26/2024, 1 mo. USD SOFR + 0.260%(2)	743,183
640,000	1.95%, 08/23/2022	639,639
	Bank of Nova Scotia
3,675,000	1.44%, 07/31/2024, 1 mo. USD SOFR + 0.380%(2)	3,620,121
1,400,000	2.44%, 03/11/2024(5)	1,371,370
900,000	Canadian Imperial Bank of Commerce 2.31%, 03/17/2023, 1 mo. USD SOFR + 0.800%(2)	899,636
350,000	Capital One NA 2.15%, 09/06/2022	349,706
	Citigroup, Inc.
1,400,000	1.67%, 01/25/2026, 1 mo. USD SOFR + 0.690%(2)	1,352,248
2,300,000	2.70%, 10/27/2022	2,301,932
1,025,000	Citizens Bank NA 4.12%, 05/23/2025, (4.12% fixed rate until 05/23/2024; 1 mo. USD SOFR + 1.395% thereafter)(6)	1,021,611
	Cooperatieve Rabobank UA
1,550,000	1.10%, 01/12/2024, 1 mo. USD SOFR + 0.300%(2)	1,540,551

The accompanying notes are an integral part of these financial statements.
79

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.0% - (continued)
	Commercial Banks - 14.7% - (continued)
$ 2,500,000	2.03%, 06/28/2023, 1 mo. USD SOFR + 0.530%(2)	$ 2,499,053
3,300,000	Credit Agricole S.A. 3.75%, 04/24/2023(1)	3,297,425
3,675,000	Credit Suisse AG 1.55%, 08/09/2023, 1 mo. USD SOFR + 0.380%(2)	3,649,726
2,525,000	Deutsche Bank AG 1.67%, 11/08/2023, 1 mo. USD SOFR + 0.500%(2)	2,494,843
1,350,000	DNB Bank ASA 2.97%, 03/28/2025, (2.97% fixed rate until 03/28/2024; 1 mo. USD SOFR + 0.810% thereafter)(1)(6)	1,322,052
750,000	Fifth Third Bancorp 1.63%, 05/05/2023	738,825
705,000	Fifth Third Bank NA 1.80%, 01/30/2023	698,873
	Goldman Sachs Group, Inc.
1,765,000	0.63%, 11/17/2023, (0.63% fixed rate until 11/17/2022; 1 mo. USD SOFR + 0.538% thereafter)(6)	1,745,288
1,425,000	1.22%, 12/06/2023	1,373,702
1,500,000	1.94%, 09/10/2024, 3 mo. USD SOFR + 0.500%(2)	1,462,236
1,425,000	HSBC Holdings plc 1.85%, 11/22/2024, 1 mo. USD SOFR + 0.580%(2)	1,382,123
1,175,000	Huntington National Bank 4.01%, 05/16/2025, (4.01% fixed rate until 05/16/2024; 1 mo. USD SOFR + 1.205% thereafter)(6)	1,174,531
	JP Morgan Chase & Co.
2,000,000	1.88%, 06/01/2025, 1 mo. USD SOFR + 0.535%(2)	1,952,869
1,900,000	2.07%, 03/16/2024, 3 mo. USD SOFR + 0.580%(2)(5)	1,877,331
1,350,000	3.85%, 06/14/2025, 1 mo. USD SOFR + 0.980%	1,337,675
	KeyBank NA
1,350,000	1.25%, 03/10/2023	1,330,939
1,250,000	1.83%, 06/14/2024, 1 mo. USD SOFR + 0.320%(2)	1,230,834
2,000,000	1.85%, 01/03/2024, 1 mo. USD SOFR + 0.340%(2)	1,976,860
1,150,000	Macquarie Bank Ltd. 0.44%, 12/16/2022(1)	1,135,745
1,500,000	Macquarie Group Ltd. 1.57%, 10/14/2025, 1 mo. USD SOFR + 0.710%(1)(2)	1,475,288
1,100,000	Mizuho Financial Group, Inc. 2.15%, 05/25/2024, 3 mo. USD LIBOR + 0.630%(2)	1,087,819
	Morgan Stanley
1,125,000	0.73%, 04/05/2024, (0.73% fixed rate until 04/05/2023; 1 mo. USD SOFR + 0.616% thereafter)(6)	1,097,091
750,000	1.66%, 01/24/2025, 1 mo. USD SOFR + 0.625%(2)	731,085
1,350,000	3.62%, 04/17/2025, (3.62% fixed rate until 04/17/2024; 1 mo. USD SOFR + 1.160% thereafter)(6)	1,333,731
1,025,000	4.88%, 11/01/2022	1,032,236
	National Australia Bank Ltd.
1,400,000	1.18%, 01/12/2025, 1 mo. USD SOFR + 0.380%(1)(2)	1,377,485
675,000	1.88%, 12/13/2022(5)	671,473
	National Bank of Canada
875,000	0.90%, 08/15/2023, (0.90% fixed rate until 08/15/2022; 12 mo. USD CMT + 0.770% thereafter)(6)	871,795
3,725,000	1.65%, 08/06/2024, 1 mo. USD SOFR + 0.490%(2)	3,682,271
1,290,000	NatWest Markets plc 1.74%, 08/12/2024, 1 mo. USD SOFR + 0.530%(1)(2)	1,276,132
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.0% - (continued)
	Commercial Banks - 14.7% - (continued)
$ 875,000	Nordea Bank Abp 1.00%, 06/09/2023(1)	$ 854,055
1,325,000	PNC Financial Services Group, Inc. 3.90%, 04/29/2024	1,329,202
	Royal Bank of Canada
1,475,000	1.10%, 10/07/2024, 1 mo. USD SOFR + 0.340%(2)	1,447,609
1,925,000	1.19%, 01/19/2024, 1 mo. USD SOFR + 0.300%(2)	1,902,890
2,200,000	Sumitomo Mitsui Trust Bank Ltd. 1.90%, 09/16/2024, 1 mo. USD SOFR + 0.440%(1)(2)	2,161,478
	Toronto-Dominion Bank
2,700,000	0.96%, 01/06/2023, 1 mo. USD SOFR + 0.240%(2)	2,691,002
675,000	1.51%, 01/27/2023, 1 mo. USD SOFR + 0.480%(2)	673,016
2,200,000	1.79%, 09/10/2024, 1 mo. USD SOFR + 0.350%(2)	2,162,084
750,000	1.96%, 09/28/2023, 1 mo. USD SOFR + 0.450%(2)	745,964
1,000,000	2.35%, 03/08/2024	979,996
1,500,000	Truist Financial Corp. 1.83%, 06/09/2025, 1 mo. USD SOFR + 0.400%(2)	1,455,960
	UBS AG
1,400,000	1.31%, 01/13/2025, 1 mo. USD SOFR + 0.470%(1)(2)	1,376,563
2,200,000	1.62%, 08/09/2024, 1 mo. USD SOFR + 0.450%(1)(2)	2,185,055
1,875,000	1.67%, 06/01/2023, 1 mo. USD SOFR + 0.320%(1)(2)	1,868,025
		97,638,686
	Construction Materials - 0.1%
1,030,000	Martin Marietta Materials, Inc. 0.65%, 07/15/2023	995,502
	Diversified Financial Services - 0.5%
785,000	AIG Global Funding 0.80%, 07/07/2023(1)(5)	762,838
2,050,000	American Express Co. 3.38%, 05/03/2024	2,036,841
805,000	Nasdaq, Inc. 0.45%, 12/21/2022	794,461
		3,594,140
	Electric - 2.9%
445,000	Consumers Energy Co. 0.35%, 06/01/2023	432,754
2,400,000	DTE Energy Co. 0.55%, 11/01/2022	2,382,743
825,000	Duke Energy Corp. 1.69%, 06/10/2023, 1 mo. USD SOFR + 0.250%(2)	818,198
1,350,000	Eversource Energy 4.20%, 06/27/2024	1,355,104
2,275,000	Florida Power & Light Co. 1.43%, 05/10/2023, 1 mo. USD SOFR + 0.250%(2)	2,256,565
1,520,000	Mississippi Power Co. 1.81%, 06/28/2024, 1 mo. USD SOFR + 0.300%(2)	1,490,301
1,400,000	National Rural Utilities Cooperative Finance Corp. 1.57%, 08/07/2023, 1 mo. USD SOFR + 0.400%(2)	1,395,864
	NextEra Energy Capital Holdings, Inc.
2,675,000	1.77%, 02/22/2023, 3 mo. USD LIBOR + 0.270%(2)	2,658,289
1,085,000	1.89%, 03/01/2023, 1 mo. USD SOFR + 0.540%(2)	1,079,612
780,000	Oklahoma Gas and Electric Co. 0.55%, 05/26/2023(5)	758,013
1,400,000	Pacific Gas and Electric Co. 3.25%, 02/16/2024	1,364,502

The accompanying notes are an integral part of these financial statements.
80

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.0% - (continued)
	Electric - 2.9% - (continued)
$ 2,115,000	PPL Electric Utilities Corp. 1.84%, 06/24/2024, 1 mo. USD SOFR + 0.330%(2)	$ 2,068,008
1,500,000	Southern California Edison Co. 1.84%, 12/02/2022, 1 mo. USD SOFR + 0.470%(2)	1,496,700
		19,556,653
	Electronics - 0.2%
	Honeywell International, Inc.
200,000	0.48%, 08/19/2022	199,548
1,000,000	2.15%, 08/08/2022	999,578
		1,199,126
	Entertainment - 0.4%
3,035,000	Magallanes, Inc. 3.43%, 03/15/2024(1)	2,977,369
	Food - 0.6%
1,475,000	Conagra Brands, Inc. 0.50%, 08/11/2023	1,422,415
1,750,000	Mondelez International Holdings Netherlands B.V. 2.13%, 09/19/2022(1)	1,746,045
1,155,000	Mondelez International, Inc. 2.13%, 03/17/2024	1,126,608
		4,295,068
	Gas - 0.5%
1,826,000	CenterPoint Energy, Inc. 2.11%, 03/02/2023, 3 mo. USD LIBOR + 0.500%(2)	1,820,886
1,325,000	ONE Gas, Inc. 2.33%, 03/11/2023, 3 mo. USD LIBOR + 0.610%(2)	1,319,457
		3,140,343
	Healthcare - Products - 0.7%
2,600,000	PerkinElmer, Inc. 0.55%, 09/15/2023	2,505,044
1,215,000	Stryker Corp. 0.60%, 12/01/2023	1,165,877
680,000	Thermo Fisher Scientific, Inc. 1.40%, 10/18/2024, 1 mo. USD SOFR + 0.530%(2)	672,608
		4,343,529
	Healthcare - Services - 0.6%
1,580,000	CommonSpirit Health 2.76%, 10/01/2024	1,537,040
1,945,000	Humana, Inc. 0.65%, 08/03/2023	1,882,566
820,000	UnitedHealth Group, Inc. 0.55%, 05/15/2024(5)	781,138
		4,200,744
	Insurance - 4.4%
	Athene Global Funding
3,500,000	1.82%, 08/19/2024, 1 mo. USD SOFR + 0.560%(1)(2)	3,395,338
2,620,000	1.99%, 05/24/2024, 1 mo. USD SOFR + 0.700%(1)(2)	2,543,914
	Brighthouse Financial Global Funding
1,500,000	1.20%, 12/15/2023(1)	1,443,781
1,625,000	1.56%, 04/12/2024, 3 mo. USD SOFR + 0.760%(1)(2)	1,614,054
705,000	Corebridge Financial, Inc. 3.50%, 04/04/2025(1)	685,559
2,650,000	Equitable Financial Life Global Funding 1.15%, 04/06/2023, 1 mo. USD SOFR + 0.390%(1)(2)	2,639,400
1,425,000	Jackson Financial, Inc. 1.13%, 11/22/2023(1)	1,370,314
	MassMutual Global Funding II
848,000	0.85%, 06/09/2023(1)	828,609
1,550,000	1.16%, 04/12/2024, 1 mo. USD SOFR + 0.360%(1)(2)	1,539,327
950,000	2.25%, 07/01/2022(1)	950,000
4,500,000	Metropolitan Life Global Funding I 3.00%, 01/10/2023(1)	4,497,632
	New York Life Global Funding
875,000	1.10%, 05/05/2023(1)	857,867
1,350,000	3.15%, 06/06/2024(1)	1,336,707
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.0% - (continued)
	Insurance - 4.4% - (continued)
$ 650,000	Pacific Life Global Funding II 0.50%, 09/23/2023(1)(5)	$ 628,111
645,000	Principal Life Global Funding 1.25%, 04/12/2024, 1 mo. USD SOFR + 0.450%(1)(2)	637,647
2,500,000	Principal Life Global Funding II 1.69%, 08/23/2024, 1 mo. USD SOFR + 0.380%(1)(2)	2,455,060
	Protective Life Global Funding
420,000	1.08%, 06/09/2023(1)(5)	410,161
1,375,000	3.22%, 03/28/2025(1)	1,345,350
		29,178,831
	IT Services - 0.1%
875,000	Apple, Inc. 0.75%, 05/11/2023	858,623
	Machinery-Construction & Mining - 0.3%
	Caterpillar Financial Services Corp.
1,100,000	1.72%, 09/13/2024, 1 mo. USD SOFR + 0.270%(2)	1,081,234
1,025,000	3.40%, 05/13/2025	1,023,282
		2,104,516
	Miscellaneous Manufacturing - 0.3%
645,000	Carlisle Cos., Inc. 0.55%, 09/01/2023	622,410
1,090,000	Siemens Financieringsmaatschappij N.V. 0.40%, 03/11/2023(1)(5)	1,070,398
		1,692,808
	Oil & Gas - 0.7%
1,125,000	Chevron USA, Inc. 0.33%, 08/12/2022(5)	1,122,857
2,425,000	ConocoPhillips Co. 2.13%, 03/08/2024(5)	2,378,971
1,300,000	Pioneer Natural Resources Co. 0.55%, 05/15/2023	1,267,191
		4,769,019
	Pharmaceuticals - 1.1%
1,136,000	AmerisourceBergen Corp. 0.74%, 03/15/2023	1,114,146
3,000,000	AstraZeneca plc 0.30%, 05/26/2023	2,932,368
1,323,000	Bristol-Myers Squibb Co. 3.25%, 02/20/2023	1,329,993
1,940,000	GSK Consumer Healthcare Co. 3.02%, 03/24/2024(1)	1,911,075
		7,287,582
	Pipelines - 0.5%
2,100,000	Enbridge, Inc. 1.85%, 02/16/2024(2)	2,074,531
1,015,000	Southern Natural Gas Co. LLC 0.63%, 04/28/2023(1)	984,567
		3,059,098
	Real Estate Investment Trusts - 0.5%
1,220,000	Public Storage 1.45%, 04/23/2024, 1 mo. USD SOFR + 0.470%(2)	1,203,028
2,100,000	Simon Property Group L.P. 1.22%, 01/11/2024, 1 mo. USD SOFR + 0.430%(2)	2,070,719
		3,273,747
	Retail - 0.5%
1,620,000	7-Eleven, Inc. 0.63%, 02/10/2023(1)	1,588,641
435,000	Home Depot, Inc. 2.70%, 04/15/2025	427,184
1,290,000	Starbucks Corp. 1.64%, 02/14/2024(2)	1,282,291
		3,298,116
	Semiconductors - 0.6%
1,120,000	Analog Devices, Inc. 1.76%, 10/01/2024, 1 mo. USD SOFR + 0.250%(2)	1,092,993
1,035,000	Qorvo, Inc. 1.75%, 12/15/2024(1)	966,814
2,285,000	Skyworks Solutions, Inc. 0.90%, 06/01/2023	2,208,778
		4,268,585

The accompanying notes are an integral part of these financial statements.
81

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.0% - (continued)
	Software - 0.3%
$ 1,525,000	Fidelity National Information Services, Inc. 0.38%, 03/01/2023	$ 1,493,458
295,000	Roper Technologies, Inc. 0.45%, 08/15/2022	294,063
		1,787,521
	Telecommunications - 0.4%
1,000,000	AT&T, Inc. 2.15%, 03/25/2024, 3 mo. USD SOFR + 0.640%(2)	990,520
1,525,000	NTT Finance Corp. 0.37%, 03/03/2023(1)	1,498,468
		2,488,988
	Total Corporate Bonds (cost $236,518,471)	$ 232,828,834
MUNICIPAL BONDS - 0.1%
	Utilities - 0.1%
1,085,000	Long Island, NY, Power Auth 0.36%, 03/01/2023	$ 1,065,210
	Total Municipal Bonds (cost $1,085,000)	$ 1,065,210
U.S. GOVERNMENT AGENCIES - 0.6%
	Mortgage-Backed Agencies - 0.6%
	FHLMC - 0.3%
1,030,355	1.00%, 05/15/2041	$ 975,879
681,957	1.75%, 04/15/2027	668,906
143,588	3.00%, 05/15/2043	143,304
30,740	3.50%, 05/15/2042	30,819
151,734	3.50%, 11/15/2042	152,268
77,181	3.50%, 05/15/2044	77,038
		2,048,214
	FNMA - 0.2%
682,860	1.75%, 09/25/2041	658,598
85,767	3.00%, 07/25/2041	85,803
106,878	3.00%, 08/25/2041	106,891
		851,292
	GNMA - 0.1%
351,046	1.70%, 10/20/2045	348,141
506,623	2.50%, 09/20/2046	494,017
		842,158
	Total U.S. Government Agencies (cost $3,894,419)	$ 3,741,664
U.S. GOVERNMENT SECURITIES - 7.8%
	U.S. Treasury Securities - 7.8%
	U.S. Treasury Notes - 7.8%
7,250,000	0.13%, 01/31/2023	$ 7,146,914
25,000,000	1.88%, 08/31/2022	25,012,241
15,000,000	2.50%, 01/31/2024	14,897,461
5,000,000	2.88%, 10/31/2023	4,997,461
	Total U.S. Government Securities (cost $52,323,154)	$ 52,054,077
	Total Long-Term Investments (Cost $519,331,330)	$ 510,627,852
SHORT-TERM INVESTMENTS - 23.8%
	Commercial Paper - 6.1%
2,400,000	Australia And New Zealand Banking Group Ltd. 2.24%, 12/14/2022(7)	$ 2,368,982
3,000,000	Bank Amer Secs, Inc. 2.82%, 06/16/2023	3,000,000
2,000,000	Bank Of Montreal 2.84%, 05/24/2023(7)	1,934,163
2,100,000	Barclays Bank plc 1.00%, 02/03/2023	2,100,000
Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 23.8% - (continued)
	Commercial Paper - 6.1% - (continued)
$ 2,000,000	Canadian Imperial Holdings, Inc. 2.89%, 12/16/2022(7)	$ 1,973,589
1,360,000	Citigroup Global Markets, Inc. 3.77%, 06/16/2023(7)	1,312,400
3,000,000	Commonwealth Bank of Australia 1.71%, 01/20/2023, 1 mo. USD SOFR + 0.200%(2)	2,995,238
	Credit Agricole S.A.
1,500,000	1.74%, 09/20/2022(7)	1,492,798
2,000,000	2.61%, 03/03/2023(7)	1,954,873
1,000,000	Credit Suisse NY 2.49%, 02/10/2023(7)	984,880
895,000	Goldman Sachs Group, Inc. 2.08%, 11/07/2022(7)	886,610
1,025,000	HSBC USA, Inc. 3.75%, 05/24/2024(7)	1,020,225
1,000,000	ING (US) Funding LLC 2.14%, 09/19/2022(7)	994,944
3,000,000	Mizuho Bank Ltd. 0.01%, 07/25/2022, 1 mo. USD SOFR + 0.160%(2)	2,999,980
1,500,000	National Bank of Canada 1.73%, 01/24/2023, 1 mo. USD SOFR + 0.220%(1)(2)	1,497,683
3,500,000	Nordea Bank Abp 1.68%, 11/28/2022, 1 mo. USD SOFR + 0.170%(2)	3,495,602
1,350,000	Societe Generale S.A. 4.35%, 06/13/2025(7)	1,347,787
	Standard Chartered Bank
2,735,000	0.24%, 10/06/2022(7)	2,718,375
1,500,000	2.61%, 02/27/2023(7)	1,467,138
3,650,000	Westpac Banking Corp. 1.64%, 09/06/2022, 1 mo. USD SOFR + 0.130%(2)	3,648,662
		40,193,929
	Repurchase Agreements - 2.3%
15,452,252	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2022 at 1.440%, due on 07/01/2022 with a maturity value of $15,452,870; collateralized by U.S. Treasury Inflation Index Note at 0.375%, maturing 07/15/2025, with a market value of $15,761,382	15,452,252
	Securities Lending Collateral - 0.7%
2,551,095	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(8)	2,551,095
2,283,493	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(8)	2,283,493
		4,834,588
	U.S. Treasury Securities - 14.7%
	U.S. Treasury Bills – 14.7%
5,000,000	0.08%, 08/11/2022(7)	4,999,544
7,175,000	0.16%, 11/03/2022(7)	7,125,796
8,000,000	0.19%, 07/07/2022(7)	7,999,707
20,750,000	0.24%, 12/01/2022(7)	20,555,657
5,000,000	0.26%, 07/14/2022(7)	4,999,504
10,000,000	0.35%, 07/21/2022(7)	9,997,972
11,000,000	0.39%, 12/29/2022(7)	10,866,161
7,050,000	0.64%, 01/26/2023(7)	6,950,815

The accompanying notes are an integral part of these financial statements.
82

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 23.8% - (continued)
	U.S. Treasury Securities - 14.7% - (continued)
	U.S. Treasury Bills – 14.7% - (continued)
$ 15,000,000	1.63%, 03/23/2023(7)		$ 14,742,315
10,000,000	3.15%, 06/15/2023(7)		9,740,189
			97,977,660
	Total Short-Term Investments (cost $158,990,506)		$ 158,458,429
	Total Investments (cost $678,321,836)	100.5%	$ 669,086,281
	Other Assets and Liabilities	(0.5)%	(3,354,904)
	Total Net Assets	100.0%	$ 665,731,377
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $239,105,782, representing 35.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	The rate shown represents current yield to maturity.
(8)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 220,938,067	$ —	$ 220,938,067	$ —
Corporate Bonds	232,828,834	—	232,828,834	—
Municipal Bonds	1,065,210	—	1,065,210	—
U.S. Government Agencies	3,741,664	—	3,741,664	—
U.S. Government Securities	52,054,077	—	52,054,077	—
Short-Term Investments	158,458,429	4,834,588	153,623,841	—
Total	$ 669,086,281	$ 4,834,588	$ 664,251,693	$ —

(1)	For the six-month period ended June 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
83

Hartford HLS Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
TDB	Toronto-Dominion Bank
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
MXN	Mexican Peso
RUB	Russia Ruble
USD	United States Dollar
Index Abbreviations:
BSBY	Bloomberg Short Term Bank Yield Index
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury Index
MTA	Monthly Treasury Average Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
Facs	Facilities
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
ASA	Allmennaksjeselskap
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

84

Hartford HLS Funds
 Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Assets:
Investments in securities, at market value(1)	$ 1,778,654,218	$ 3,371,593,822	$ 2,572,959,443	$ 3,347,210,136	$ 154,081,299	$ 887,882,947
Repurchase agreements	16,846,272	66,114,216	20,138,098	37,114,206	1,317,455	13,152,452
Cash	1,784,630	16,387,760	5,418,235	9,108,045	330,899	3,453,949
Cash collateral held for securities on loan	48,905	790,206	—	—	15,560	898,920
Foreign currency	—	—	—	—	43,327	696,668
Receivables:
Investment securities sold	9,705,841	16,735,917	—	—	1,689,444	14,823,248
Fund shares sold	19,678	53,002	48,399	179,289	21,757	158,808
Dividends and interest	4,330,406	3,593,108	1,765,532	4,869,245	121,924	690,257
Securities lending income	451	3,832	—	—	661	5,997
Variation margin on futures contracts	45,862	3,789,940	—	—	—	—
Tax reclaims	978,766	170,586	273,308	1,258,136	53,105	1,878,723
Other assets	9,461	14,704	14,401	11,321	7,734	8,993
Total assets	1,812,424,490	3,479,247,093	2,600,617,416	3,399,750,378	157,683,165	923,650,962
Liabilities:
Due to custodian - foreign currency	—	8,498	—	—	—	—
Obligation to return securities lending collateral	978,100	15,804,112	—	—	311,207	17,978,396
Payables:
Investment securities purchased	9,828,605	22,606,675	—	—	83,190	17,385,159
Fund shares redeemed	687,369	927,888	957,596	978,599	115,833	164,889
Investment management fees	901,161	1,889,019	1,252,802	1,813,848	108,099	542,265
Transfer agent fees	959	1,417	1,379	1,008	948	1,083
Accounting services fees	57,434	115,702	87,122	97,145	5,482	35,832
Board of Directors' fees	12,126	26,259	18,800	21,678	1,239	6,981
Variation margin on centrally cleared swap contracts	2,717	—	—	—	—	—
Foreign taxes	—	—	—	—	—	7,090
Distribution fees	5,881	11,087	9,777	10,719	880	2,341
Accrued expenses	114,808	245,061	276,246	164,410	37,164	119,514
Total liabilities	12,589,160	41,635,718	2,603,722	3,087,407	664,042	36,243,550
Net assets	$ 1,799,835,330	$ 3,437,611,375	$ 2,598,013,694	$ 3,396,662,971	$ 157,019,123	$ 887,407,412
Summary of Net Assets:
Capital stock and paid-in-capital	$ 1,212,721,159	$ 2,704,482,719	$ 1,846,791,449	$ 1,683,471,109	$ 95,280,757	$ 723,427,185
Distributable earnings (loss)	587,114,171	733,128,656	751,222,245	1,713,191,862	61,738,366	163,980,227
Net assets	$ 1,799,835,330	$ 3,437,611,375	$ 2,598,013,694	$ 3,396,662,971	$ 157,019,123	$ 887,407,412
Shares authorized	9,500,000,000	5,450,000,000	3,610,000,000	4,000,000,000	800,000,000	2,625,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class IA: Net asset value per share	$ 30.51	$ 43.71	$ 16.50	$ 24.16	$ 19.75	$ 16.47
Shares outstanding	52,008,341	69,593,668	136,257,768	124,637,292	6,331,946	48,780,622
Net Assets	$ 1,586,965,296	$ 3,041,703,629	$ 2,248,612,034	$ 3,010,797,179	$ 125,082,196	$ 803,278,055
Class IB: Net asset value per share	$ 31.08	$ 42.72	$ 16.21	$ 23.95	$ 17.97	$ 16.69
Shares outstanding	6,848,571	8,529,244	17,479,806	16,108,117	1,777,290	5,040,296
Net Assets	$ 212,870,034	$ 364,387,653	$ 283,349,570	$ 385,865,792	$ 31,936,927	$ 84,129,357
Class IC: Net asset value per share	$ —	$ 42.85	$ 16.46	$ —	$ —	$ —
Shares outstanding	—	735,550	4,013,604	—	—	—
Net Assets	$ —	$ 31,520,093	$ 66,052,090	$ —	$ —	$ —
Cost of investments	$ 1,481,790,568	$ 3,266,025,796	$ 2,050,456,972	$ 2,251,448,401	$ 130,415,822	$ 910,089,751
Cost of foreign currency	$ —	$ (8,631)	$ —	$ —	$ 47,695	$ 696,037
(1) Includes Investment in securities on loan, at market value	$ 958,881	$ 15,263,835	$ —	$ —	$ 256,182	$ 16,889,752
The accompanying notes are an integral part of these financial statements.
85

Hartford HLS Funds
 Statements of Assets and Liabilities – (continued)
June 30, 2022 (Unaudited)

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Assets:
Investments in securities, at market value(1)	$ 1,289,128,165	$ 932,461,264	$ 431,557,428	$ 1,361,043,035	$ 2,402,660,996	$ 653,634,029
Repurchase agreements	975,571	15,608,367	2,814,564	20,539,253	3,956,912	15,452,252
Cash	239,976	3,827,973	691,323	5,039,331	5,437,830	3,791,974
Cash collateral due from broker on futures contracts	—	—	—	—	9,254,388	—
Cash collateral due from broker on swap contracts	—	—	—	—	2,255,189	—
Cash collateral held for securities on loan	1,432,039	668,749	991,492	—	289,923	254,452
Foreign currency	—	—	—	124,343	42,717	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	1,922,929	—
Receivables:
Investment securities sold	8,069,766	13,899,806	—	5,654,320	319,326,070	—
Fund shares sold	748,901	7,472,416	131,947	2,788	224,577	504,636
Dividends and interest	834,324	288,547	218,885	1,915,662	13,990,606	1,270,793
Securities lending income	5,100	3,112	6,114	—	2,128	2,349
OTC swap contracts premiums paid	—	—	—	—	921,883	—
Other assets	12,725	15,562	11,207	8,953	12,120	8,335
Total assets	1,301,446,567	974,245,796	436,422,960	1,394,327,685	2,760,298,268	674,918,820
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	—	26,496	—
Obligation to return securities lending collateral	28,640,770	13,374,973	19,829,833	—	5,798,469	5,089,040
Unrealized depreciation on OTC swap contracts	—	—	—	—	893,847	—
Cash collateral due to broker on swap contracts	—	—	—	—	481,000	—
TBA sale commitments, at market value	—	—	—	—	99,076,306	—
Unfunded loan commitments	—	—	—	—	2,145	—
Payables:
Investment securities purchased	4,021,725	19,877,474	—	3,806,271	726,984,072	3,504,380
Fund shares redeemed	250,157	150,168	141,151	523,719	1,114,680	265,800
Investment management fees	750,387	476,146	269,587	558,649	752,383	220,552
Transfer agent fees	1,196	1,158	951	937	960	963
Accounting services fees	60,141	40,569	21,375	41,567	62,130	21,461
Board of Directors' fees	12,896	8,382	3,984	8,731	13,167	4,139
Variation margin on futures contracts	—	—	—	—	12,946,322	—
Variation margin on centrally cleared swap contracts	—	—	—	—	2,235,966	—
Distribution fees	2,536	4,419	1,071	3,253	5,264	2,500
Written options	—	—	—	—	1,871,338	—
Accrued expenses	119,956	46,485	34,904	102,931	168,339	78,608
OTC swap contracts premiums received	—	—	—	—	28,025	—
Total liabilities	33,859,764	33,979,774	20,302,856	5,046,058	852,460,909	9,187,443
Net assets	$ 1,267,586,803	$ 940,266,022	$ 416,120,104	$ 1,389,281,627	$ 1,907,837,359	$ 665,731,377
Summary of Net Assets:
Capital stock and paid-in-capital	$ 885,558,237	$ 793,810,244	$ 432,864,726	$ 665,909,712	$ 2,124,760,170	$ 684,245,152
Distributable earnings (loss)	382,028,566	146,455,778	(16,744,622)	723,371,915	(216,922,811)	(18,513,775)
Net assets	$ 1,267,586,803	$ 940,266,022	$ 416,120,104	$ 1,389,281,627	$ 1,907,837,359	$ 665,731,377
Shares authorized	2,400,000,000	700,000,000	1,500,000,000	4,000,000,000	5,000,000,000	14,000,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class IA: Net asset value per share	$ 29.60	$ 25.34	$ 16.35	$ 101.13	$ 9.87	$ 9.89
Shares outstanding	39,770,057	30,645,582	23,126,933	12,573,204	173,683,568	58,085,145
Net Assets	$ 1,177,380,046	$ 776,582,181	$ 378,075,159	$ 1,271,563,825	$ 1,714,964,529	$ 574,528,666
Class IB: Net asset value per share	$ 28.13	$ 24.04	$ 14.12	$ 100.95	$ 9.80	$ 9.87
Shares outstanding	3,206,354	6,807,861	2,693,929	1,166,110	19,675,174	9,242,595
Net Assets	$ 90,206,757	$ 163,683,841	$ 38,044,945	$ 117,717,802	$ 192,872,830	$ 91,202,711
Class IC: Net asset value per share	$ —	$ —	$ —	$ —	$ —	$ —
Shares outstanding	—	—	—	—	—	—
Net Assets	$ —	$ —	$ —	$ —	$ —	$ —
The accompanying notes are an integral part of these financial statements.
86

Hartford HLS Funds
 Statements of Assets and Liabilities – (continued)
June 30, 2022 (Unaudited)

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Cost of investments	$ 1,141,167,233	$ 915,718,257	$ 497,827,224	$ 866,893,891	$ 2,660,512,339	$ 678,321,836
Cost of foreign currency	$ —	$ —	$ —	$ 124,092	$ 43,719	$ —
Proceeds of TBA sale commitments	$ —	$ —	$ —	$ —	$ 99,177,269	$ —
Written option contracts premiums received	$ —	$ —	$ —	$ —	$ 1,662,320	$ —
(1) Includes Investment in securities on loan, at market value	$ 27,375,858	$ 12,671,897	$ 19,441,363	$ —	$ 5,634,232	$ 4,971,054
The accompanying notes are an integral part of these financial statements.
87

Hartford HLS Funds
 Statements of Operations
For the Six-Month Period Ended June 30, 2022 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Investment Income:
Dividends	$ 11,981,252	$ 26,824,054	$ 21,015,370	$ 40,851,843	$ 1,011,735	$ 15,072,030
Interest	7,481,947	149,280	45,349	103,160	4,353	38,644
Securities lending	2,072	31,222	—	—	13,870	66,150
Less: Foreign tax withheld	(56,455)	(366,524)	—	(419,630)	(34,781)	(1,123,319)
Total investment income, net	19,408,816	26,638,032	21,060,719	40,535,373	995,177	14,053,505
Expenses:
Investment management fees	6,185,353	12,723,820	8,466,496	11,946,503	735,309	3,616,363
Administrative services fees
Class IC	—	45,073	95,360	—	—	—
Transfer agent fees
Class IA	2,524	3,819	3,725	2,734	2,364	3,208
Class IB	338	459	474	351	585	339
Class IC	—	40	110	—	—	—
Distribution fees
Class IB	292,024	524,696	411,327	539,360	42,828	121,729
Class IC	—	45,073	95,360	—	—	—
Custodian fees	6,985	14,387	6,176	6,715	5,520	32,436
Registration and filing fees	6,596	9,296	10,777	6,839	6,596	6,974
Accounting services fees	152,394	299,533	230,772	277,083	17,049	86,859
Board of Directors' fees	23,792	49,139	36,895	44,928	2,213	12,848
Audit and tax fees	17,524	19,123	19,189	11,397	11,982	18,477
Other expenses	58,666	100,837	84,780	82,673	9,923	53,285
Total expenses (before waivers, reimbursements and fees paid indirectly)	6,746,196	13,835,295	9,461,441	12,918,583	834,369	3,952,518
Management fee waivers	(296,552)	—	—	—	—	—
Commission recapture	(370)	(17,362)	(1,941)	(5,744)	(642)	(567)
Total waivers, reimbursements and fees paid indirectly	(296,922)	(17,362)	(1,941)	(5,744)	(642)	(567)
Total expenses	6,449,274	13,817,933	9,459,500	12,912,839	833,727	3,951,951
Net Investment Income (Loss)	12,959,542	12,820,099	11,601,219	27,622,534	161,450	10,101,554
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	31,430,076	115,267,933	47,555,300	185,782,124	192,378	(1,909,819)
Futures contracts	(1,292,032)	(22,280,546)	—	—	—	—
Swap contracts	6,279	—	—	—	—	—
Other foreign currency transactions	7,616	(28,026)	2,505	—	(1,128)	(328,453)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	30,151,939	92,959,361	47,557,805	185,782,124	191,250	(2,238,272)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments *	(344,422,610)	(951,854,457)	(763,921,708)	(705,235,273)	(32,702,795)	(252,536,480)
Futures contracts	(131,686)	(6,933,148)	—	—	—	—
Swap contracts	(58,085)	—	—	—	—	—
Translation of other assets and liabilities in foreign currencies	(44,645)	(12,191)	(18,092)	(3,977)	(7,572)	(98,228)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(344,657,026)	(958,799,796)	(763,939,800)	(705,239,250)	(32,710,367)	(252,634,708)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(314,505,087)	(865,840,435)	(716,381,995)	(519,457,126)	(32,519,117)	(254,872,980)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (301,545,545)	$ (853,020,336)	$ (704,780,776)	$ (491,834,592)	$ (32,357,667)	$ (244,771,426)
The accompanying notes are an integral part of these financial statements.
88

Hartford HLS Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended June 30, 2022 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ —	$ —	$ —	$ —	$ (7,090)
The accompanying notes are an integral part of these financial statements.
89

Hartford HLS Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended June 30, 2022 (Unaudited)

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Investment Income:
Dividends	$ 6,106,115	$ 3,186,764	$ 1,657,144	$ 14,176,008	$ 39,453	$ —
Interest	11,101	19,664	22,671	35,746	29,659,328	2,539,999
Securities lending	39,022	13,687	18,860	—	8,737	7,697
Less: Foreign tax withheld	(1,718)	—	—	(397,988)	—	—
Total investment income, net	6,154,520	3,220,115	1,698,675	13,813,766	29,707,518	2,547,696
Expenses:
Investment management fees	5,544,636	3,319,602	1,923,056	3,609,148	4,858,466	1,363,280
Transfer agent fees
Class IA	3,520	3,017	2,608	2,559	2,614	2,410
Class IB	249	608	263	239	299	388
Distribution fees
Class IB	134,148	228,038	59,045	160,754	264,745	118,133
Custodian fees	4,923	3,233	3,967	3,478	22,479	2,507
Registration and filing fees	7,327	12,191	8,629	6,596	8,203	6,646
Accounting services fees	140,728	95,123	50,036	115,623	158,957	56,712
Board of Directors' fees	21,976	14,464	6,890	17,851	24,746	7,969
Audit and tax fees	11,220	11,308	14,201	11,166	23,137	17,323
Other expenses	47,961	43,906	24,380	48,202	65,792	30,414
Total expenses (before waivers, reimbursements and fees paid indirectly)	5,916,688	3,731,490	2,093,075	3,975,616	5,429,438	1,605,782
Commission recapture	(7,788)	(7,822)	(5,939)	(1,646)	—	—
Total waivers, reimbursements and fees paid indirectly	(7,788)	(7,822)	(5,939)	(1,646)	—	—
Total expenses	5,908,900	3,723,668	2,087,136	3,973,970	5,429,438	1,605,782
Net Investment Income (Loss)	245,620	(503,553)	(388,461)	9,839,796	24,278,080	941,914
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	56,528,254	(59,548,214)	(44,036,283)	56,188,495	(92,226,395)	(6,451)
Purchased options contracts	—	—	—	—	(2,471,542)	—
Futures contracts	—	—	—	—	27,401,713	—
Written options contracts	—	—	—	—	4,896,026	—
Swap contracts	—	—	—	—	(7,049,531)	—
Foreign currency contracts	—	—	—	—	3,561,066	—
Other foreign currency transactions	—	—	—	(14,254)	57,455	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	56,528,254	(59,548,214)	(44,036,283)	56,174,241	(65,831,208)	(6,451)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(574,812,725)	(356,189,851)	(169,593,347)	(246,353,517)	(249,955,839)	(8,399,089)
Purchased options contracts	—	—	—	—	2,432,095	—
Futures contracts	—	—	—	—	3,360,597	—
Written options contracts	—	—	—	—	(1,003,845)	—
Swap contracts	—	—	—	—	2,219,938	—
Foreign currency contracts	—	—	—	—	2,564,185	—
Translation of other assets and liabilities in foreign currencies	—	—	—	(13,732)	28,717	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(574,812,725)	(356,189,851)	(169,593,347)	(246,367,249)	(240,354,152)	(8,399,089)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(518,284,471)	(415,738,065)	(213,629,630)	(190,193,008)	(306,185,360)	(8,405,540)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (518,038,851)	$ (416,241,618)	$ (214,018,091)	$ (180,353,212)	$ (281,907,280)	$ (7,463,626)
The accompanying notes are an integral part of these financial statements.
90

Hartford HLS Funds
 Statements of Changes in Net Assets

	Hartford Balanced HLS Fund		Hartford Capital Appreciation HLS Fund
	For the Six-Month Period Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six-Month Period Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income (loss)	$ 12,959,542	$ 27,209,521	$ 12,820,099	$ 26,200,690
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	30,151,939	252,980,751	92,959,361	640,027,220
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(344,657,026)	103,572,731	(958,799,796)	(40,264,498)
Net Increase (Decrease) in Net Assets Resulting from Operations	(301,545,545)	383,763,003	(853,020,336)	625,963,412
Distributions to Shareholders:
Class IA	—	(119,966,739)	—	(365,171,166)
Class IB	—	(15,083,504)	—	(44,137,344)
Class IC	—	—	—	(3,670,162)
Total distributions	—	(135,050,243)	—	(412,978,672)
Capital Share Transactions:
Sold	5,109,711	19,404,321	8,723,227	18,949,877
Issued on reinvestment of distributions	—	135,050,243	—	412,978,672
Redeemed	(112,531,886)	(246,585,564)	(228,493,642)	(685,786,998)
Net increase (decrease) from capital share transactions	(107,422,175)	(92,131,000)	(219,770,415)	(253,858,449)
Net Increase (Decrease) in Net Assets	(408,967,720)	156,581,760	(1,072,790,751)	(40,873,709)
Net Assets:
Beginning of period	2,208,803,050	2,052,221,290	4,510,402,126	4,551,275,835
End of period	$ 1,799,835,330	$ 2,208,803,050	$ 3,437,611,375	$ 4,510,402,126
The accompanying notes are an integral part of these financial statements.
91

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Disciplined Equity HLS Fund		Hartford Dividend and Growth HLS Fund
	For the Six-Month Period Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six-Month Period Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income (loss)	$ 11,601,219	$ 19,994,796	$ 27,622,534	$ 51,687,688
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	47,557,805	244,077,079	185,782,124	405,949,912
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(763,939,800)	486,679,686	(705,239,250)	605,391,538
Net Increase (Decrease) in Net Assets Resulting from Operations	(704,780,776)	750,751,561	(491,834,592)	1,063,029,138
Distributions to Shareholders:
Class IA	—	(135,827,680)	—	(212,103,066)
Class IB	—	(16,888,930)	—	(26,602,277)
Class IC	—	(3,591,357)	—	—
Total distributions	—	(156,307,967)	—	(238,705,343)
Capital Share Transactions:
Sold	11,122,143	42,335,797	33,744,732	74,291,931
Issued on reinvestment of distributions	—	156,307,967	—	238,705,342
Redeemed	(179,622,963)	(467,143,407)	(270,337,219)	(534,531,726)
Net increase (decrease) from capital share transactions	(168,500,820)	(268,499,643)	(236,592,487)	(221,534,453)
Net Increase (Decrease) in Net Assets	(873,281,596)	325,943,951	(728,427,079)	602,789,342
Net Assets:
Beginning of period	3,471,295,290	3,145,351,339	4,125,090,050	3,522,300,708
End of period	$ 2,598,013,694	$ 3,471,295,290	$ 3,396,662,971	$ 4,125,090,050
The accompanying notes are an integral part of these financial statements.
92

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Healthcare HLS Fund		Hartford International Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six-Month Period Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income (loss)	$ 161,450	$ (221,304)	$ 10,101,554	$ 13,200,911
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	191,250	37,722,778	(2,238,272)	193,549,063
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(32,710,367)	(16,624,114)	(252,634,708)	(112,746,774)
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,357,667)	20,877,360	(244,771,426)	94,003,200
Distributions to Shareholders:
Class IA	—	(17,932,280)	—	(11,313,509)
Class IB	—	(4,820,147)	—	(844,741)
Total distributions	—	(22,752,427)	—	(12,158,250)
Capital Share Transactions:
Sold	2,683,348	9,147,479	26,633,655	84,841,774
Issued on reinvestment of distributions	—	22,752,427	—	12,158,250
Redeemed	(18,697,341)	(58,667,250)	(71,451,908)	(240,510,393)
Net increase (decrease) from capital share transactions	(16,013,993)	(26,767,344)	(44,818,253)	(143,510,369)
Net Increase (Decrease) in Net Assets	(48,371,660)	(28,642,411)	(289,589,679)	(61,665,419)
Net Assets:
Beginning of period	205,390,783	234,033,194	1,176,997,091	1,238,662,510
End of period	$ 157,019,123	$ 205,390,783	$ 887,407,412	$ 1,176,997,091
The accompanying notes are an integral part of these financial statements.
93

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford MidCap HLS Fund		Hartford Small Cap Growth HLS Fund
	For the Six-Month Period Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six-Month Period Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income (loss)	$ 245,620	$ 14,458,160	$ (503,553)	$ (2,196,423)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	56,528,254	245,445,022	(59,548,214)	180,586,224
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(574,812,725)	(32,664,947)	(356,189,851)	(121,278,577)
Net Increase (Decrease) in Net Assets Resulting from Operations	(518,038,851)	227,238,235	(416,241,618)	57,111,224
Distributions to Shareholders:
Class IA	—	(326,587,296)	—	(96,064,439)
Class IB	—	(22,511,283)	—	(18,818,914)
Total distributions	—	(349,098,579)	—	(114,883,353)
Capital Share Transactions:
Sold	48,209,214	93,898,635	99,074,428	166,860,534
Issued on reinvestment of distributions	—	349,098,579	—	111,731,037
Redeemed	(365,895,769)	(735,775,940)	(121,309,997)	(267,121,215)
Net increase (decrease) from capital share transactions	(317,686,555)	(292,778,726)	(22,235,569)	11,470,356
Net Increase (Decrease) in Net Assets	(835,725,406)	(414,639,070)	(438,477,187)	(46,301,773)
Net Assets:
Beginning of period	2,103,312,209	2,517,951,279	1,378,743,209	1,425,044,982
End of period	$ 1,267,586,803	$ 2,103,312,209	$ 940,266,022	$ 1,378,743,209
The accompanying notes are an integral part of these financial statements.
94

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Small Company HLS Fund		Hartford Stock HLS Fund
	For the Six-Month Period Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six-Month Period Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income (loss)	$ (388,461)	$ (3,496,994)	$ 9,839,796	$ 20,305,484
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(44,036,283)	98,522,599	56,174,241	150,437,880
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(169,593,347)	(89,423,782)	(246,367,249)	178,258,535
Net Increase (Decrease) in Net Assets Resulting from Operations	(214,018,091)	5,601,823	(180,353,212)	349,001,899
Distributions to Shareholders:
Class IA	—	(74,970,751)	—	(68,675,432)
Class IB	—	(8,598,956)	—	(6,107,664)
Total distributions	—	(83,569,707)	—	(74,783,096)
Capital Share Transactions:
Sold	13,641,129	153,657,577	8,969,128	8,673,799
Issued on reinvestment of distributions	—	83,569,708	—	74,783,096
Redeemed	(34,125,174)	(117,299,075)	(88,240,023)	(198,538,490)
Net increase (decrease) from capital share transactions	(20,484,045)	119,928,210	(79,270,895)	(115,081,595)
Net Increase (Decrease) in Net Assets	(234,502,136)	41,960,326	(259,624,107)	159,137,208
Net Assets:
Beginning of period	650,622,240	608,661,914	1,648,905,734	1,489,768,526
End of period	$ 416,120,104	$ 650,622,240	$ 1,389,281,627	$ 1,648,905,734
The accompanying notes are an integral part of these financial statements.
95

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond HLS Fund		Hartford Ultrashort Bond HLS Fund
	For the Six-Month Period Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six-Month Period Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income (loss)	$ 24,278,080	$ 48,252,912	$ 941,914	$ 849,826
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(65,831,208)	26,340,617	(6,451)	83,217
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(240,354,152)	(97,391,221)	(8,399,089)	(3,079,240)
Net Increase (Decrease) in Net Assets Resulting from Operations	(281,907,280)	(22,797,692)	(7,463,626)	(2,146,197)
Distributions to Shareholders:
Class IA	—	(102,070,091)	—	(4,440,122)
Class IB	—	(11,750,831)	—	(540,587)
Total distributions	—	(113,820,922)	—	(4,980,709)
Capital Share Transactions:
Sold	72,994,362	215,962,547	31,554,770	61,157,138
Issued on reinvestment of distributions	—	113,820,922	—	4,980,709
Redeemed	(166,780,737)	(286,519,818)	(61,370,849)	(123,624,931)
Net increase (decrease) from capital share transactions	(93,786,375)	43,263,651	(29,816,079)	(57,487,084)
Net Increase (Decrease) in Net Assets	(375,693,655)	(93,354,963)	(37,279,705)	(64,613,990)
Net Assets:
Beginning of period	2,283,531,014	2,376,885,977	703,011,082	767,625,072
End of period	$ 1,907,837,359	$ 2,283,531,014	$ 665,731,377	$ 703,011,082
The accompanying notes are an integral part of these financial statements.
96

Hartford HLS Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Balanced HLS Fund
For the Six-Month Period Ended June 30, 2022 (Unaudited)
IA	$ 35.47	$ 0.22	$ (5.18)	$ (4.96)	$ —	$ —	$ —	$ 30.51	(13.98)% (4)	$ 1,586,965	0.65% (5)	0.62% (5)	1.34% (5)	25%
IB	36.18	0.18	(5.28)	(5.10)	—	—	—	31.08	(14.10) (4)	212,870	0.90 (5)	0.87 (5)	1.09 (5)	25
For the Year Ended December 31, 2021
IA	$ 31.56	$ 0.44	$ 5.70	$ 6.14	$ (0.35)	$ (1.88)	$ (2.23)	$ 35.47	19.64%	$ 1,948,846	0.66%	0.63%	1.29%	48% (6)
IB	32.15	0.36	5.81	6.17	(0.26)	(1.88)	(2.14)	36.18	19.37	259,957	0.91	0.88	1.04	48 (6)
For the Year Ended December 31, 2020
IA	$ 30.27	$ 0.48	$ 2.92	$ 3.40	$ (0.51)	$ (1.60)	$ (2.11)	$ 31.56	11.62%	$ 1,809,745	0.66%	0.63%	1.63%	43% (6)
IB	30.80	0.41	2.97	3.38	(0.43)	(1.60)	(2.03)	32.15	11.35	242,476	0.91	0.88	1.38	43 (6)
For the Year Ended December 31, 2019
IA	$ 27.47	$ 0.54(7)	$ 5.47(7)	$ 6.01	$ (0.56)	$ (2.65)	$ (3.21)	$ 30.27	22.80%	$ 1,849,582	0.66%	0.63%	1.81% (7)	38%
IB	27.91	0.47 (7)	5.55 (7)	6.02	(0.48)	(2.65)	(3.13)	30.80	22.47	247,264	0.91	0.88	1.56 (7)	38
For the Year Ended December 31, 2018
IA	$ 31.02	$ 0.59	$ (2.12)	$ (1.53)	$ (0.61)	$ (1.41)	$ (2.02)	$ 27.47	(5.24)%	$ 1,717,759	0.66%	0.63%	1.92%	31%
IB	31.48	0.52	(2.15)	(1.63)	(0.53)	(1.41)	(1.94)	27.91	(5.50)	229,790	0.91	0.88	1.67	31
For the Year Ended December 31, 2017
IA	$ 27.46	$ 0.55	$ 3.72	$ 4.27	$ (0.71)	$ —	$ (0.71)	$ 31.02	15.59%	$ 2,095,246	0.66%	0.63%	1.86%	26%
IB	27.86	0.48	3.77	4.25	(0.63)	—	(0.63)	31.48	15.30	277,735	0.91	0.88	1.61	26
Hartford Capital Appreciation HLS Fund
For the Six-Month Period Ended June 30, 2022 (Unaudited)
IA	$ 54.26	$ 0.17	$ (10.72)	$ (10.55)	$ —	$ —	$ —	$ 43.71	(19.44)% (4)	$ 3,041,704	0.67% (5)	0.67% (5)	0.68% (5)	43%
IB	53.10	0.10	(10.48)	(10.38)	—	—	—	42.72	(19.55) (4)	364,388	0.92 (5)	0.92 (5)	0.43 (5)	43
IC	53.33	0.04	(10.52)	(10.48)	—	—	—	42.85	(19.65) (4)	31,520	1.17 (5)	1.17 (5)	0.18 (5)	43
For the Year Ended December 31, 2021
IA	$ 51.85	$ 0.33	$ 7.27	$ 7.60	$ (0.26)	$ (4.93)	$ (5.19)	$ 54.26	14.76%	$ 3,986,182	0.67%	0.67%	0.61%	58%
IB	50.85	0.19	7.11	7.30	(0.12)	(4.93)	(5.05)	53.10	14.45	483,113	0.92	0.92	0.36	58
IC	51.08	0.06	7.14	7.20	(0.02)	(4.93)	(4.95)	53.33	14.18	41,107	1.17	1.17	0.11	58
For the Year Ended December 31, 2020
IA	$ 46.05	$ 0.42	$ 9.37	$ 9.79	$ (0.45)	$ (3.54)	$ (3.99)	$ 51.85	21.91%	$ 4,024,340	0.68%	0.68%	0.91%	80%
IB	45.24	0.30	9.18	9.48	(0.33)	(3.54)	(3.87)	50.85	21.62	487,576	0.93	0.93	0.66	80
IC	45.45	0.19	9.20	9.39	(0.22)	(3.54)	(3.76)	51.08	21.32	39,361	1.18	1.18	0.41	80
For the Year Ended December 31, 2019
IA	$ 39.89	$ 0.48	$ 11.47	$ 11.95	$ (0.53)	$ (5.26)	$ (5.79)	$ 46.05	31.28%	$ 3,847,850	0.68%	0.68%	1.06%	56%
IB	39.28	0.36	11.28	11.64	(0.42)	(5.26)	(5.68)	45.24	30.96	474,982	0.93	0.93	0.81	56
IC	39.54	0.25	11.34	11.59	(0.42)	(5.26)	(5.68)	45.45	30.63	35,043	1.18	1.18	0.56	56
For the Year Ended December 31, 2018
IA	$ 48.16	$ 0.49	$ (3.33)	$ (2.84)	$ (0.43)	$ (5.00)	$ (5.43)	$ 39.89	(6.96)%	$ 3,543,187	0.67%	0.67%	1.03%	73%
IB	47.48	0.37	(3.26)	(2.89)	(0.31)	(5.00)	(5.31)	39.28	(7.18)	432,334	0.92	0.92	0.77	73
IC	47.76	0.25	(3.26)	(3.01)	(0.21)	(5.00)	(5.21)	39.54	(7.41)	27,679	1.17	1.17	0.53	73
For the Year Ended December 31, 2017
IA	$ 42.05	$ 0.43	$ 8.83	$ 9.26	$ (0.54)	$ (2.61)	$ (3.15)	$ 48.16	22.14%	$ 4,457,603	0.68%	0.68%	0.91%	75%
IB	41.50	0.30	8.70	9.00	(0.41)	(2.61)	(3.02)	47.48	21.82	569,615	0.93	0.93	0.66	75
IC	41.76	0.19	8.74	8.93	(0.32)	(2.61)	(2.93)	47.76	21.50	29,979	1.18	1.18	0.41	75
The accompanying notes are an integral part of these financial statements.
97

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Disciplined Equity HLS Fund
For the Six-Month Period Ended June 30, 2022 (Unaudited)
IA	$ 20.85	$ 0.08	$ (4.43)	$ (4.35)	$ —	$ —	$ —	$ 16.50	(20.86)% (4)	$ 2,248,612	0.59% (5)	0.59% (5)	0.82% (5)	10%
IB	20.51	0.05	(4.35)	(4.30)	—	—	—	16.21	(20.97) (4)	283,350	0.84 (5)	0.84 (5)	0.57 (5)	10
IC	20.85	0.03	(4.42)	(4.39)	—	—	—	16.46	(21.06) (4)	66,052	1.09 (5)	1.09 (5)	0.32 (5)	10
For the Year Ended December 31, 2021
IA	$ 17.40	$ 0.13	$ 4.29	$ 4.42	$ (0.12)	$ (0.85)	$ (0.97)	$ 20.85	25.52%	$ 2,997,803	0.60%	0.60%	0.64%	14%
IB	17.13	0.08	4.21	4.29	(0.06)	(0.85)	(0.91)	20.51	25.21	385,018	0.85	0.85	0.39	14
IC	17.40	0.03	4.28	4.31	(0.01)	(0.85)	(0.86)	20.85	24.92	88,474	1.10	1.10	0.14	14
For the Year Ended December 31, 2020
IA	$ 15.97	$ 0.12	$ 2.64	$ 2.76	$ (0.06)	$ (1.27)	$ (1.33)	$ 17.40	18.04%	$ 2,701,619	0.66%	0.66%	0.75%	23%
IB	15.76	0.08	2.60	2.68	(0.04)	(1.27)	(1.31)	17.13	17.78	365,246	0.91	0.91	0.50	23
IC (8)	15.34	0.01	2.08	2.09	(0.03)	—	(0.03)	17.40	13.60 (4)	78,487	1.11 (5)	1.11 (5)	0.23 (5)	23
For the Year Ended December 31, 2019
IA	$ 13.59	$ 0.13	$ 4.26	$ 4.39	$ (0.14)	$ (1.87)	$ (2.01)	$ 15.97	34.12%	$ 573,688	0.78%	0.78%	0.82%	15%
IB	13.44	0.09	4.20	4.29	(0.10)	(1.87)	(1.97)	15.76	33.76	80,224	1.03	1.03	0.57	15
For the Year Ended December 31, 2018
IA	$ 15.43	$ 0.11	$ (0.27)	$ (0.16)	$ (0.11)	$ (1.57)	$ (1.68)	$ 13.59	(1.99)%	$ 501,718	0.78%	0.78%	0.72%	22%
IB	15.27	0.07	(0.26)	(0.19)	(0.07)	(1.57)	(1.64)	13.44	(2.23)	68,462	1.03	1.03	0.47	22
For the Year Ended December 31, 2017
IA	$ 14.30	$ 0.15	$ 2.83	$ 2.98	$ (0.14)	$ (1.71)	$ (1.85)	$ 15.43	21.92%	$ 613,037	0.78%	0.78%	1.00%	30%
IB	14.17	0.11	2.80	2.91	(0.10)	(1.71)	(1.81)	15.27	21.63	84,377	1.03	1.03	0.76	30
Hartford Dividend and Growth HLS Fund
For the Six-Month Period Ended June 30, 2022 (Unaudited)
IA	$ 27.58	$ 0.19	$ (3.61)	$ (3.42)	$ —	$ —	$ —	$ 24.16	(12.40)% (4)	$ 3,010,797	0.65% (5)	0.65% (5)	1.48% (5)	11%
IB	27.38	0.16	(3.59)	(3.43)	—	—	—	23.95	(12.53) (4)	385,866	0.90 (5)	0.90 (5)	1.23 (5)	11
For the Year Ended December 31, 2021
IA	$ 22.19	$ 0.35	$ 6.67	$ 7.02	$ (0.34)	$ (1.29)	$ (1.63)	$ 27.58	32.00%	$ 3,654,208	0.66%	0.66%	1.36%	21%
IB	22.04	0.28	6.62	6.90	(0.27)	(1.29)	(1.56)	27.38	31.68	470,882	0.91	0.91	1.12	21
For the Year Ended December 31, 2020
IA	$ 22.08	$ 0.40	$ 1.18	$ 1.58	$ (0.39)	$ (1.08)	$ (1.47)	$ 22.19	7.77%	$ 3,109,772	0.68%	0.68%	1.95%	24%
IB	21.96	0.34	1.16	1.50	(0.34)	(1.08)	(1.42)	22.04	7.45	412,528	0.93	0.93	1.70	24
For the Year Ended December 31, 2019
IA	$ 19.91	$ 0.41	$ 4.91	$ 5.32	$ (0.40)	$ (2.75)	$ (3.15)	$ 22.08	28.60%	$ 2,916,542	0.68%	0.68%	1.85%	19%
IB	19.82	0.35	4.89	5.24	(0.35)	(2.75)	(3.10)	21.96	28.30	393,014	0.93	0.93	1.60	19
For the Year Ended December 31, 2018
IA	$ 23.95	$ 0.43	$ (1.45)	$ (1.02)	$ (0.44)	$ (2.58)	$ (3.02)	$ 19.91	(5.32)%	$ 2,604,425	0.68%	0.68%	1.84%	28%
IB	23.85	0.37	(1.44)	(1.07)	(0.38)	(2.58)	(2.96)	19.82	(5.56)	356,601	0.93	0.93	1.59	28
For the Year Ended December 31, 2017
IA	$ 22.10	$ 0.41	$ 3.48	$ 3.89	$ (0.38)	$ (1.66)	$ (2.04)	$ 23.95	18.36%	$ 3,179,540	0.68%	0.68%	1.75%	25%
IB	22.01	0.35	3.47	3.82	(0.32)	(1.66)	(1.98)	23.85	18.11	440,111	0.93	0.93	1.50	25
Hartford Healthcare HLS Fund
For the Six-Month Period Ended June 30, 2022 (Unaudited)
IA	$ 23.57	$ 0.02	$ (3.84)	$ (3.82)	$ —	$ —	$ —	$ 19.75	(16.21)% (4)	$ 125,082	0.92% (5)	0.92% (5)	0.24% (5)	19%
IB	21.47	(0.00) (9)	(3.50)	(3.50)	—	—	—	17.97	(16.30) (4)	31,937	1.16 (5)	1.16 (5)	(0.01) (5)	19
The accompanying notes are an integral part of these financial statements.
98

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Healthcare HLS Fund – (continued)
For the Year Ended December 31, 2021
IA	$ 23.88	$ (0.01)	$ 2.44	$ 2.43	$ (0.06)	$ (2.68)	$ (2.74)	$ 23.57	10.01%	$ 164,964	0.92%	0.92%	(0.05)%	51%
IB	21.97	(0.07)	2.25	2.18	—	(2.68)	(2.68)	21.47	9.76	40,427	1.17	1.17	(0.30)	51
For the Year Ended December 31, 2020
IA	$ 23.67	$ 0.02	$ 4.94	$ 4.96	$ (0.13)	$ (4.62)	$ (4.75)	$ 23.88	23.10%	$ 190,371	0.91%	0.91%	0.07%	42%
IB	22.12	(0.04)	4.58	4.54	(0.07)	(4.62)	(4.69)	21.97	22.79	43,662	1.16	1.16	(0.18)	42
For the Year Ended December 31, 2019
IA	$ 20.56	$ 0.03	$ 6.31	$ 6.34	$ —	$ (3.23)	$ (3.23)	$ 23.67	33.95%	$ 191,260	0.91%	0.91%	0.11%	42%
IB	19.44	(0.03)	5.94	5.91	—	(3.23)	(3.23)	22.12	33.68	41,992	1.16	1.16	(0.16)	42
For the Year Ended December 31, 2018
IA	$ 22.46	$ —	$ (0.41)	$ (0.41)	$ (0.02)	$ (1.47)	$ (1.49)	$ 20.56	(2.67)%	$ 249,144	0.89%	0.89%	(0.01)%	29%
IB	21.35	(0.06)	(0.38)	(0.44)	—	(1.47)	(1.47)	19.44	(2.96)	36,576	1.14	1.14	(0.26)	29
For the Year Ended December 31, 2017
IA	$ 21.46	$ 0.01	$ 4.69	$ 4.70	$ —	$ (3.70)	$ (3.70)	$ 22.46	22.26%	$ 290,603	0.89%	0.89%	0.04%	18%
IB	20.60	(0.05)	4.50	4.45	—	(3.70)	(3.70)	21.35	21.96	44,796	1.14	1.14	(0.21)	18
Hartford International Opportunities HLS Fund
For the Six-Month Period Ended June 30, 2022 (Unaudited)
IA	$ 20.90	$ 0.19	$ (4.62)	$ (4.43)	$ —	$ —	$ —	$ 16.47	(21.20)% (4)	$ 803,278	0.75% (5)	0.75% (5)	2.00% (5)	56%
IB	21.21	0.17	(4.69)	(4.52)	—	—	—	16.69	(21.31) (4)	84,129	1.00 (5)	1.00 (5)	1.76 (5)	56
For the Year Ended December 31, 2021
IA	$ 19.58	$ 0.22	$ 1.31	$ 1.53	$ (0.21)	$ —	$ (0.21)	$ 20.90	7.82%	$ 1,064,640	0.73%	0.73%	1.09%	95%
IB	19.86	0.18	1.32	1.50	(0.15)	—	(0.15)	21.21	7.57	112,357	0.98	0.98	0.84	95
For the Year Ended December 31, 2020
IA	$ 16.56	$ 0.10	$ 3.24	$ 3.34	$ (0.32)	$ —	$ (0.32)	$ 19.58	20.45%	$ 1,095,213	0.76%	0.76%	0.61%	107%
IB	16.80	0.06	3.27	3.33	(0.27)	—	(0.27)	19.86	20.09	143,449	1.01	1.01	0.36	107
For the Year Ended December 31, 2019
IA	$ 13.91	$ 0.27	$ 3.30	$ 3.57	$ (0.30)	$ (0.62)	$ (0.92)	$ 16.56	26.43%	$ 1,093,030	0.74%	0.74%	1.74%	88%
IB	14.09	0.24	3.35	3.59	(0.26)	(0.62)	(0.88)	16.80	26.14	135,655	0.99	0.99	1.48	88
For the Year Ended December 31, 2018
IA	$ 17.46	$ 0.26	$ (3.49)	$ (3.23)	$ (0.32)	$ —	$ (0.32)	$ 13.91	(18.74)%	$ 1,000,295	0.73%	0.73%	1.55%	80%
IB	17.68	0.22	(3.53)	(3.31)	(0.28)	—	(0.28)	14.09	(18.96)	120,635	0.98	0.98	1.28	80
For the Year Ended December 31, 2017
IA	$ 14.14	$ 0.24	$ 3.31	$ 3.55	$ (0.23)	$ —	$ (0.23)	$ 17.46	25.25%	$ 1,418,078	0.73%	0.73%	1.46%	91%
IB	14.31	0.21	3.35	3.56	(0.19)	—	(0.19)	17.68	24.99	162,442	0.98	0.98	1.28	91
Hartford MidCap HLS Fund
For the Six-Month Period Ended June 30, 2022 (Unaudited)
IA	$ 40.31	$ 0.01	$ (10.72)	$ (10.71)	$ —	$ —	$ —	$ 29.60	(26.57)% (4)	$ 1,177,380	0.71% (5)	0.71% (5)	0.05% (5)	25%
IB	38.35	(0.03)	(10.19)	(10.22)	—	—	—	28.13	(26.65) (4)	90,207	0.96 (5)	0.96 (5)	(0.19) (5)	25
For the Year Ended December 31, 2021
IA	$ 43.44	$ 0.29	$ 3.97	$ 4.26	$ —	$ (7.39)	$ (7.39)	$ 40.31	9.91%	$ 1,973,242	0.69%	0.69%	0.65%	28%
IB	41.76	0.15	3.83	3.98	—	(7.39)	(7.39)	38.35	9.62	130,071	0.94	0.94	0.37	28
For the Year Ended December 31, 2020
IA	$ 38.17	$ 0.03	$ 8.90	$ 8.93	$ (0.02)	$ (3.64)	$ (3.66)	$ 43.44	25.10%	$ 2,377,320	0.70%	0.70%	0.07%	50%
IB	36.90	(0.04)	8.54	8.50	—	(3.64)	(3.64)	41.76	24.80	140,632	0.95	0.95	(0.11)	50
The accompanying notes are an integral part of these financial statements.
99

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford MidCap HLS Fund – (continued)
For the Year Ended December 31, 2019
IA	$ 33.77	$ 0.05	$ 10.56	$ 10.61	$ (0.07)	$ (6.14)	$ (6.21)	$ 38.17	32.87%	$ 2,045,156	0.69%	0.69%	0.12%	29%
IB	32.85	(0.05)	10.24	10.19	—	(6.14)	(6.14)	36.90	32.49	55,049	0.94	0.94	(0.12)	29
For the Year Ended December 31, 2018
IA	$ 40.10	$ 0.01	$ (2.35)	$ (2.34)	$ (0.01)	$ (3.98)	$ (3.99)	$ 33.77	(7.44)%	$ 1,768,712	0.69%	0.69%	0.03%	35%
IB	39.18	(0.09)	(2.26)	(2.35)	—	(3.98)	(3.98)	32.85	(7.65)	46,186	0.94	0.94	(0.22)	35
For the Year Ended December 31, 2017
IA	$ 33.83	$ 0.01	$ 8.11	$ 8.12	$ —	$ (1.85)	$ (1.85)	$ 40.10	24.47%	$ 2,156,044	0.70%	0.70%	0.02%	36%
IB	33.17	(0.08)	7.94	7.86	—	(1.85)	(1.85)	39.18	24.17	58,850	0.95	0.95	(0.23)	36
Hartford Small Cap Growth HLS Fund
For the Six-Month Period Ended June 30, 2022 (Unaudited)
IA	$ 36.60	$ (0.01)	$ (11.25)	$ (11.26)	$ —	$ —	$ —	$ 25.34	(30.77)% (4)	$ 776,582	0.64% (5)	0.64% (5)	(0.05)% (5)	26%
IB	34.77	(0.04)	(10.69)	(10.73)	—	—	—	24.04	(30.86) (4)	163,684	0.89 (5)	0.89 (5)	(0.30) (5)	26
For the Year Ended December 31, 2021
IA	$ 38.15	$ (0.04)	$ 1.68	$ 1.64	$ —	$ (3.19)	$ (3.19)	$ 36.60	4.02%	$ 1,153,860	0.63%	0.63%	(0.11)%	44%
IB	36.48	(0.13)	1.61	1.48	—	(3.19)	(3.19)	34.77	3.76	224,883	0.88	0.88	(0.36)	44
For the Year Ended December 31, 2020
IA	$ 29.72	$ (0.02)	$ 9.57	$ 9.55	$ —	$ (1.12)	$ (1.12)	$ 38.15	33.20%	$ 1,224,012	0.67%	0.67%	(0.07)%	61%
IB	28.53	(0.09)	9.16	9.07	—	(1.12)	(1.12)	36.48	32.89	201,033	0.92	0.92	(0.34)	61
For the Year Ended December 31, 2019
IA	$ 26.76	$ 0.03	$ 8.61	$ 8.64	$ —	$ (5.68)	$ (5.68)	$ 29.72	35.81%	$ 954,063	0.64%	0.64%	0.11%	42%
IB	25.95	(0.04)	8.30	8.26	—	(5.68)	(5.68)	28.53	35.45	381,057	0.89	0.89	(0.14)	42
For the Year Ended December 31, 2018
IA	$ 32.13	$ (0.01)	$ (3.27)	$ (3.28)	$ —	$ (2.09)	$ (2.09)	$ 26.76	(11.70)%	$ 803,907	0.64%	0.64%	(0.03)%	86%
IB	31.28	(0.09)	(3.15)	(3.24)	—	(2.09)	(2.09)	25.95	(11.89)	312,475	0.89	0.89	(0.28)	86
For the Year Ended December 31, 2017
IA	$ 26.77	$ (0.02)	$ 5.39	$ 5.37	$ (0.01)	$ —	$ (0.01)	$ 32.13	20.07%	$ 960,690	0.65%	0.65%	(0.06)%	51%
IB	26.12	(0.09)	5.25	5.16	—	—	—	31.28	19.75	374,342	0.90	0.90	(0.31)	51
Hartford Small Company HLS Fund
For the Six-Month Period Ended June 30, 2022 (Unaudited)
IA	$ 24.57	$ (0.01)	$ (8.21)	$ (8.22)	$ —	$ —	$ —	$ 16.35	(33.46)% (4)	$ 378,075	0.79% (5)	0.79% (5)	(0.13)% (5)	49%
IB	21.25	(0.03)	(7.10)	(7.13)	—	—	—	14.12	(33.55) (4)	38,045	1.04 (5)	1.04 (5)	(0.38) (5)	49
For the Year Ended December 31, 2021
IA	$ 27.44	$ (0.14)	$ 0.66	$ 0.52	$ —	$ (3.39)	$ (3.39)	$ 24.57	1.56%	$ 590,597	0.77%	0.77%	(0.51)%	111%
IB	24.23	(0.19)	0.60	0.41	—	(3.39)	(3.39)	21.25	1.30	60,025	1.02	1.02	(0.79)	111
For the Year Ended December 31, 2020
IA	$ 20.45	$ (0.07)	$ 10.38	$ 10.31	$ —	$ (3.32)	$ (3.32)	$ 27.44	55.52%	$ 540,764	0.81%	0.81%	(0.32)%	105%
IB	18.44	(0.11)	9.22	9.11	—	(3.32)	(3.32)	24.23	55.03	67,898	1.06	1.06	(0.56)	105
For the Year Ended December 31, 2019
IA	$ 18.38	$ (0.05)	$ 6.36	$ 6.31	$ —	$ (4.24)	$ (4.24)	$ 20.45	37.00%	$ 572,642	0.79%	0.79%	(0.23)%	79%
IB	16.94	(0.09)	5.83	5.74	—	(4.24)	(4.24)	18.44	36.77	51,691	1.04	1.04	(0.49)	79
For the Year Ended December 31, 2018
IA	$ 20.42	$ (0.10)	$ (0.46)	$ (0.56)	$ —	$ (1.48)	$ (1.48)	$ 18.38	(4.23)%	$ 473,098	0.78%	0.78%	(0.47)%	100%
IB	18.97	(0.15)	(0.40)	(0.55)	—	(1.48)	(1.48)	16.94	(4.51)	46,402	1.03	1.03	(0.73)	100
The accompanying notes are an integral part of these financial statements.
100

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Company HLS Fund – (continued)
For the Year Ended December 31, 2017
IA	$ 16.16	$ (0.06)	$ 4.32	$ 4.26	$ —	$ —	$ —	$ 20.42	26.36%	$ 551,010	0.78%	0.78%	(0.33)%	107%
IB	15.05	(0.10)	4.02	3.92	—	—	—	18.97	26.05	57,193	1.03	1.03	(0.58)	107
Hartford Stock HLS Fund
For the Six-Month Period Ended June 30, 2022 (Unaudited)
IA	$113.91	$ 0.71	$ (13.49)	$ (12.78)	$ —	$ —	$ —	$ 101.13	(11.22)% (4)	$ 1,271,564	0.51% (5)	0.51% (5)	1.33% (5)	8%
IB	113.84	0.57	(13.46)	(12.89)	—	—	—	100.95	(11.32) (4)	117,718	0.76 (5)	0.76 (5)	1.08 (5)	8
For the Year Ended December 31, 2021
IA	$ 95.52	$ 1.38	$ 22.20	$ 23.58	$ (1.30)	$ (3.89)	$ (5.19)	$ 113.91	24.98%	$ 1,506,206	0.51%	0.51%	1.32%	15%
IB	95.48	1.12	22.15	23.27	(1.02)	(3.89)	(4.91)	113.84	24.67	142,700	0.76	0.76	1.07	15
For the Year Ended December 31, 2020
IA	$ 92.58	$ 1.39	$ 9.21	$ 10.60	$ (1.48)	$ (6.18)	$ (7.66)	$ 95.52	12.08%	$ 1,360,099	0.52%	0.52%	1.57%	15%
IB	92.57	1.17	9.17	10.34	(1.25)	(6.18)	(7.43)	95.48	11.79	129,670	0.77	0.77	1.32	15
For the Year Ended December 31, 2019
IA	$ 78.10	$ 1.43	$ 22.40	$ 23.83	$ (1.46)	$ (7.89)	$ (9.35)	$ 92.58	31.22%	$ 1,375,643	0.51%	0.51%	1.59%	15%
IB	78.11	1.20	22.39	23.59	(1.24)	(7.89)	(9.13)	92.57	30.89	133,951	0.76	0.76	1.34	15
For the Year Ended December 31, 2018
IA	$ 79.57	$ 1.31	$ (1.45)	$ (0.14)	$ (1.33)	$ —	$ (1.33)	$ 78.10	(0.14)%	$ 1,201,873	0.51%	0.51%	1.60%	22%
IB	79.54	1.10	(1.43)	(0.33)	(1.10)	—	(1.10)	78.11	(0.38)	120,176	0.76	0.76	1.34	22
For the Year Ended December 31, 2017
IA	$ 67.55	$ 1.30	$ 12.10	$ 13.40	$ (1.38)	$ —	$ (1.38)	$ 79.57	19.85%	$ 1,378,245	0.52%	0.52%	1.76%	14%
IB	67.53	1.11	12.08	13.19	(1.18)	—	(1.18)	79.54	19.54	143,370	0.77	0.77	1.51	14
Hartford Total Return Bond HLS Fund
For the Six-Month Period Ended June 30, 2022 (Unaudited)
IA	$ 11.29	$ 0.12	$ (1.54)	$ (1.42)	$ —	$ —	$ —	$ 9.87	(12.58)% (4)	$ 1,714,965	0.50% (5)	0.50% (5)	2.38% (5)	26% (10)
IB	11.22	0.11	(1.53)	(1.42)	—	—	—	9.80	(12.66) (4)	192,873	0.75 (5)	0.75 (5)	2.13 (5)	26 (10)
For the Year Ended December 31, 2021
IA	$ 11.98	$ 0.24	$ (0.35)	$ (0.11)	$ (0.29)	$ (0.29)	$ (0.58)	$ 11.29	(0.95)%	$ 2,045,579	0.50%	0.50%	2.09%	61% (10)
IB	11.91	0.21	(0.35)	(0.14)	(0.26)	(0.29)	(0.55)	11.22	(1.18)	237,952	0.75	0.75	1.84	61 (10)
For the Year Ended December 31, 2020
IA	$ 11.44	$ 0.29	$ 0.73	$ 1.02	$ (0.45)	$ (0.03)	$ (0.48)	$ 11.98	9.03%	$ 2,110,986	0.51%	0.51%	2.45%	62% (10)
IB	11.38	0.26	0.72	0.98	(0.42)	(0.03)	(0.45)	11.91	8.71	265,900	0.76	0.76	2.19	62 (10)
For the Year Ended December 31, 2019
IA	$ 10.76	$ 0.36(11)	$ 0.77(11)	$ 1.13	$ (0.45)	$ —	$ (0.45)	$ 11.44	10.65%	$ 1,873,182	0.51%	0.51%	3.16% (11)	61%
IB	10.70	0.33 (11)	0.77 (11)	1.10	(0.42)	—	(0.42)	11.38	10.32	214,338	0.76	0.76	2.91 (11)	61
For the Year Ended December 31, 2018
IA	$ 11.32	$ 0.35	$ (0.43)	$ (0.08)	$ (0.44)	$ (0.04)	$ (0.48)	$ 10.76	(0.81)%	$ 1,871,299	0.51%	0.51%	3.23%	53%
IB	11.25	0.33	(0.43)	(0.10)	(0.41)	(0.04)	(0.45)	10.70	(0.91)	215,123	0.76	0.76	2.98	53
For the Year Ended December 31, 2017
IA	$ 11.09	$ 0.34	$ 0.23	$ 0.57	$ (0.34)	$ —	$ (0.34)	$ 11.32	5.16%	$ 2,157,506	0.51%	0.51%	2.99%	89%
IB	11.03	0.31	0.22	0.53	(0.31)	—	(0.31)	11.25	4.80	248,785	0.76	0.76	2.74	89
The accompanying notes are an integral part of these financial statements.
101

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Ultrashort Bond HLS Fund
For the Six-Month Period Ended June 30, 2022 (Unaudited)
IA	$ 10.00	$ 0.02	$ (0.13)	$ (0.11)	$ —	$ —	$ —	$ 9.89	(1.10)% (4)	$ 574,529	0.44% (5)	0.44% (5)	0.31% (5)	37%
IB	9.99	0.00 (9)	(0.12)	(0.12)	—	—	—	9.87	(1.20) (4)	91,203	0.69 (5)	0.69 (5)	0.06 (5)	37
For the Year Ended December 31, 2021
IA	$ 10.09	$ 0.02	$ (0.04)	$ (0.02)	$ (0.07)	$ —	$ (0.07)	$ 10.00	(0.19)%	$ 605,732	0.44%	0.44%	0.15%	73%
IB	10.09	(0.01)	(0.04)	(0.05)	(0.05)	—	(0.05)	9.99	(0.46)	97,279	0.69	0.69	(0.10)	73
For the Year Ended December 31, 2020
IA	$ 10.19	$ 0.10	$ 0.05	$ 0.15	$ (0.25)	$ —	$ (0.25)	$ 10.09	1.44%	$ 657,375	0.46%	0.46%	0.95%	76%
IB	10.18	0.07	0.06	0.13	(0.22)	—	(0.22)	10.09	1.27	110,250	0.71	0.71	0.67	76
For the Year Ended December 31, 2019
IA	$ 10.10	$ 0.23	$ 0.05	$ 0.28	$ (0.19)	$ —	$ (0.19)	$ 10.19	2.81%	$ 393,590	0.45%	0.45%	2.21%	70%
IB	10.09	0.20	0.06	0.26	(0.17)	—	(0.17)	10.18	2.54	57,142	0.70	0.70	1.96	70
For the Year Ended December 31, 2018
IA	$ 10.06	$ 0.18	$ (0.02)	$ 0.16	$ (0.12)	$ —	$ (0.12)	$ 10.10	1.57%	$ 437,160	0.45%	0.45%	1.77%	51%
IB	10.05	0.15	(0.02)	0.13	(0.09)	—	(0.09)	10.09	1.27	64,859	0.70	0.70	1.52	51
For the Year Ended December 31, 2017
IA	$ 10.04	$ 0.10	$ (0.00)(12)	$ 0.10	$ (0.08)	$ —	$ (0.08)	$ 10.06	1.01%	$ 460,643	0.45%	0.45%	1.00%	60%
IB	10.02	0.07	0.01 (12)	0.08	(0.05)	—	(0.05)	10.05	0.80	65,424	0.70	0.70	0.75	60

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	The figures do not include sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees would lower the Fund’s performance.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 49% and 48% for the fiscal years ended December 31, 2021 and December 31, 2020, respectively.
(7)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended December 31, 2019 was an increase to net investment income per share for less than $0.005, decrease to net realized and unrealized gain (loss) on investments for less than $(0.005) and a decrease to ratio of net investment income to average net assets for less than 0.005% for each class of shares. Per share data and ratios for periods prior to December 31, 2019 have not been restated to reflect this change in presentation.
(8)	Commenced operations on September 18, 2020.
(9)	Per share amount is less than $0.005.
(10)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 215% for the six-month period ended June 30, 2022 and 494% and 564% for the fiscal years ended December 31, 2021 and December 31, 2020, respectively.
(11)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended December 31, 2019 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $0.005 and a decrease to ratio of net investment income to average net assets of (0.01)% for each class of shares. Per share data and ratios for periods prior to December 31, 2019 have not been restated to reflect this change in presentation.
(12)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
The accompanying notes are an integral part of these financial statements.
102

Hartford HLS Funds
 Notes to Financial Statements
 June 30, 2022 (Unaudited)

1.	Organization:
Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each, a "Company" and collectively, the “Companies”) are each an open-end registered management investment company comprised of eleven and one series, respectively, as of June 30, 2022. Financial statements for the series of each Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.

Hartford Series Fund, Inc.:
Hartford Balanced HLS Fund (the "Balanced HLS Fund")
Hartford Capital Appreciation HLS Fund (the "Capital Appreciation HLS Fund")
Hartford Disciplined Equity HLS Fund (the "Disciplined Equity HLS Fund")
Hartford Dividend and Growth HLS Fund (the "Dividend and Growth HLS Fund")
Hartford Healthcare HLS Fund (the "Healthcare HLS Fund")
Hartford International Opportunities HLS Fund (the "International Opportunities HLS Fund")
Hartford MidCap HLS Fund (the "MidCap HLS Fund")
Hartford Small Company HLS Fund (the "Small Company HLS Fund")
Hartford Stock HLS Fund (the "Stock HLS Fund")
Hartford Total Return Bond HLS Fund (the "Total Return Bond HLS Fund")
Hartford Ultrashort Bond HLS Fund (the "Ultrashort Bond HLS Fund")

Hartford HLS Series Fund II, Inc.:
Hartford Small Cap Growth HLS Fund (the "Small Cap Growth HLS Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of insurance companies and certain qualified pension or retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the Funds if permitted in the variable insurance contract prospectus. In addition, participants in certain qualified pension or retirement plans may choose the Funds if permitted by their plans.
Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
Each Fund has registered for sale Class IA and IB shares. Each of Capital Appreciation HLS Fund and Disciplined Equity HLS Fund also has registered for sale Class IC shares. Class IA and Class IB shares of each Fund are closed to certain investors. The Small Cap Growth HLS Fund and Small Company HLS Fund are closed to new investors, subject to certain exceptions. For more information, please see the Funds’ prospectus. Each class is offered at the per share net asset value (“NAV”) without a sales charge. Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act. Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are also subject to an administrative services fee.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is
103

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the respective Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
104

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
105

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized capital gains, if any, at least once per year. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of June 30, 2022.
In connection with a Fund's ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund's portfolio turnover rate. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of June 30, 2022.
c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior
106

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of June 30, 2022.
d)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of June 30, 2022.
e)	Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of June 30, 2022.
f)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser, as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of June 30, 2022.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional
107

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 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended June 30, 2022, each of Balanced HLS Fund, Capital Appreciation HLS Fund and Total Return Bond HLS Fund had used Futures Contracts.
b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended June 30, 2022, Total Return Bond HLS Fund had used Foreign Currency Contracts.
c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended June 30, 2022, Total Return Bond HLS Fund had used Options Contracts.
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 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status
109

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended June 30, 2022, Total Return Bond HLS Fund had used Credit Default Swap Contracts.
e)	Additional Derivative Instrument Information:
Balanced HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 28,165	$ —	$ —	$ —	$ —	$ 28,165
Total	$ 28,165	$ —	$ —	$ —	$ —	$ 28,165
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 284,540	$ —	$ —	$ —	$ —	$ 284,540
Unrealized depreciation on swap contracts(2)	—	—	58,085	—	—	58,085
Total	$ 284,540	$ —	$ 58,085	$ —	$ —	$ 342,625

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (1,292,032)	$ —	$ —	$ —	$ —	$ (1,292,032)
Net realized gain (loss) on swap contracts	—	—	6,279	—	—	6,279
Total	$ (1,292,032)	$ —	$ 6,279	$ —	$ —	$ (1,285,753)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (131,686)	$ —	$ —	$ —	$ —	$ (131,686)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(58,085)	—	—	(58,085)
Total	$ (131,686)	$ —	$ (58,085)	$ —	$ —	$ (189,771)
For the period ended June 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	299
Futures Contracts Number of Short Contracts	54
Swap Contracts at Notional Amount	$ 2,215,000
110

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

Capital Appreciation HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ 7,190,302	$ —	$ 7,190,302
Total	$ —	$ —	$ —	$ 7,190,302	$ —	$ 7,190,302

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (22,280,546)	$ —	$ (22,280,546)
Total	$ —	$ —	$ —	$ (22,280,546)	$ —	$ (22,280,546)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ (6,933,148)	$ —	$ (6,933,148)
Total	$ —	$ —	$ —	$ (6,933,148)	$ —	$ (6,933,148)
For the period ended June 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	260
Total Return Bond HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 5,104,745	$ —	$ —	$ —	$ —	$ 5,104,745
Unrealized appreciation on foreign currency contracts	—	1,922,929	—	—	—	1,922,929
Unrealized appreciation on swap contracts(2)	—	—	1,288,905	—	—	1,288,905
Total	$ 5,104,745	$ 1,922,929	$ 1,288,905	$ —	$ —	$ 8,316,579
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 2,509,746	$ —	$ —	$ —	$ —	$ 2,509,746
Unrealized depreciation on foreign currency contracts	—	26,496	—	—	—	26,496
Written options, market value	1,871,338	—	—	—	—	1,871,338
Unrealized depreciation on swap contracts(2)	—	—	893,847	—	—	893,847
Total	$ 4,381,084	$ 26,496	$ 893,847	$ —	$ —	$ 5,301,427

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within unrealized appreciation and depreciation on OTC swap contracts, if applicable.

111

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

Total Return Bond HLS Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ (2,471,542)	$ —	$ —	$ —	$ —	$ (2,471,542)
Net realized gain (loss) on futures contracts	27,401,713	—	—	—	—	27,401,713
Net realized gain (loss) on written options contracts	4,896,026	—	—	—	—	4,896,026
Net realized gain (loss) on swap contracts	—	—	(7,049,531)	—	—	(7,049,531)
Net realized gain (loss) on foreign currency contracts	—	3,561,066	—	—	—	3,561,066
Total	$ 29,826,197	$ 3,561,066	$ (7,049,531)	$ —	$ —	$ 26,337,732
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ 2,432,095	$ —	$ —	$ —	$ —	$ 2,432,095
Net change in unrealized appreciation (depreciation) of futures contracts	3,360,597	—	—	—	—	3,360,597
Net change in unrealized appreciation (depreciation) of written options contracts	(1,003,845)	—	—	—	—	(1,003,845)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	2,219,938	—	—	2,219,938
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	2,564,185	—	—	—	2,564,185
Total	$ 4,788,847	$ 2,564,185	$ 2,219,938	$ —	$ —	$ 9,572,970
For the period ended June 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 24,616,667
Futures Contracts Number of Long Contracts	1,729
Futures Contracts Number of Short Contracts	(2,760)
Written Options at Notional Amount	$ (595,886,667)
Swap Contracts at Notional Amount	$ 38,312,552
Foreign Currency Contracts Purchased at Contract Amount	$ 7,357,681
Foreign Currency Contracts Sold at Contract Amount	$ 90,333,530
f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
112

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of June 30, 2022:

Balanced HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 28,165	$ (284,540)
Swap contracts	—	(58,085)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	28,165	(342,625)
Derivatives not subject to a MNA	(28,165)	342,625
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Capital Appreciation HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ —	$ (7,190,302)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(7,190,302)
Derivatives not subject to a MNA	—	7,190,302
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Total Return Bond HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 1,922,929	$ (26,496)
Futures contracts	5,104,745	(2,509,746)
Swap contracts	1,288,905	(893,847)
Written options	—	(1,871,338)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	8,316,579	(5,301,427)
Derivatives not subject to a MNA	(6,393,650)	2,509,746
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 1,922,929	$ (2,791,681)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$ 1,038,345	$ (6,919)	$ —	$ —	$ 1,031,426
Citibank NA	532,921	—	—	(361,000)	171,921
JP Morgan Chase & Co.	8,715	(8,715)	—	—	—
RBC Dominion Securities, Inc.	234,406	—	—	—	234,406
Toronto-Dominion Bank	108,542	—	—	—	108,542
Total	$ 1,922,929	$ (15,634)	$ —	$ (361,000)	$ 1,546,295

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$ (3,449)	$ —	$ —	$ —	$ (3,449)
Barclays	(62,337)	—	62,337	—	—
BNP Paribas Securities Services	(6,919)	6,919	—	—	—
Credit Suisse International	(388,612)	—	—	—	(388,612)
Deutsche Bank Securities, Inc.	(15,592)	—	—	—	(15,592)
Goldman Sachs & Co.	(1,302,100)	—	903,424	—	(398,676)
JP Morgan Chase & Co.	(9,277)	8,715	—	562	—
Morgan Stanley	(1,002,859)	—	1,002,859	—	—
Standard Chartered Bank	(536)	—	—	—	(536)
Total	$ (2,791,681)	$ 15,634	$ 1,968,620	$ 562	$ (806,865)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
113

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 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
The use of certain London Interbank Offered Rates (collectively, “LIBOR”) was generally phased out by the end of 2021, and some regulated entities (such as banks) have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. However, it is expected that the most widely used tenors of U.S. LIBOR may continue to be provided on a representative basis until mid-2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among
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other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2022. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At December 31, 2021 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Ultrashort Bond HLS Fund*	$ 293,691	$ 11,188,055

*	Future utilization of losses are subject to limitation under current tax laws.
Balanced HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Healthcare HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small Cap Growth HLS Fund, Small Company HLS Fund, Stock HLS Fund, and Total Return Bond HLS Fund had no capital loss carryforwards for U.S. federal income tax purposes at December 31, 2021.
During the year ended December 31, 2021, International Opportunities HLS Fund utilized $30,718,898, and Ultrashort Bond HLS Fund utilized $330,037 of prior year capital loss carryforwards, respectively.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at June 30, 2022 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and
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depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced HLS Fund	$ 1,481,790,568	$ 403,966,080	$ (90,570,618)	$ 313,395,462
Capital Appreciation HLS Fund	3,266,025,796	501,605,379	(337,113,439)	164,491,940
Disciplined Equity HLS Fund	2,050,456,972	652,616,081	(109,975,512)	542,640,569
Dividend and Growth HLS Fund	2,251,448,401	1,197,825,541	(64,949,600)	1,132,875,941
Healthcare HLS Fund	130,415,822	44,915,483	(19,932,551)	24,982,932
International Opportunities HLS Fund	910,089,751	71,305,160	(80,359,512)	(9,054,352)
MidCap HLS Fund	1,141,167,233	288,372,028	(139,435,525)	148,936,503
Small Cap Growth HLS Fund	915,718,257	178,541,025	(146,189,651)	32,351,374
Small Company HLS Fund	497,827,224	23,987,746	(87,442,978)	(63,455,232)
Stock HLS Fund	866,893,891	538,353,441	(23,665,044)	514,688,397
Total Return Bond HLS Fund	2,660,512,339	16,967,699	(266,184,658)	(249,216,959)
Ultrashort Bond HLS Fund	678,321,836	44,484	(9,280,039)	(9,235,555)
7.	Expenses:
a)	Investment Management Agreement – Hartford Funds Management Company, LLC ("HFMC") serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, in accordance with the Fund’s investment objective and policies. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2022; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced HLS Fund*	0.6800% on first $250 million and;
0.6550% on next $250 million and;
0.6450% on next $500 million and;
0.5950% on next $4 billion and;
0.5925% on next $5 billion and;
0.5900% over $10 billion
Capital Appreciation HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
Disciplined Equity HLS Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% on next $5 billion and;
0.5000% over $10 billion
Dividend and Growth HLS Fund	0.6900% on first $250 million and;
0.6425% on next $250 million and;
0.6325% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
Healthcare HLS Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $4.5 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
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Fund	Management Fee Rates
International Opportunities HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
MidCap HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion
Small Cap Growth HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6000% on next $500 million and;
0.5500% on next $3.5 billion and;
0.5300% on next $5 billion and;
0.5200% over $10 billion
Stock HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $4 billion and;
0.4475% on next $5 billion and;
0.4450% over $10 billion
Total Return Bond HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $1.5 billion and;
0.4450% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion
Ultrashort Bond HLS Fund	0.4000% on first $5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

* HFMC voluntarily waived a portion of its contractual management fee equal to 0.03% as an annual percentage rate of the Balanced HLS Fund’s average daily net assets from January 1, 2022 through June 30, 2022.
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund.
d)	Fees Paid Indirectly – Hartford HLS Series Fund II, Inc., on behalf of Hartford Small Cap Growth HLS Fund, and Hartford Series Fund, Inc., on behalf of its series except Total Return Bond HLS Fund and Ultrashort Bond HLS Fund, have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Funds’ expenses. For the six-month period ended June 30, 2022, these amounts, if any, are included in the
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Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.62%	0.87%	N/A
Capital Appreciation HLS Fund	0.67%	0.92%	1.17%
Disciplined Equity HLS Fund	0.59%	0.84%	1.09%
Dividend and Growth HLS Fund	0.65%	0.90%	N/A
Healthcare HLS Fund	0.92%	1.16%	N/A
International Opportunities HLS Fund	0.75%	1.00%	N/A
MidCap HLS Fund	0.71%	0.96%	N/A
Small Cap Growth HLS Fund	0.64%	0.89%	N/A
Small Company HLS Fund	0.79%	1.04%	N/A
Stock HLS Fund	0.51%	0.76%	N/A
Total Return Bond HLS Fund	0.50%	0.75%	N/A
Ultrashort Bond HLS Fund	0.44%	0.69%	N/A
e)	Distribution Plans for Class IB and Class IC Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. Each Company, on behalf of its respective Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares and Hartford Series Fund, Inc. on behalf of certain Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IC shares.
Pursuant to the Class IB Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class IC Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for distribution financing activities.
Each Board has the authority to suspend or reduce these payments at any point in time. The distribution fees paid during the period can be found on the Statements of Operations. Each Fund's 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company's Board of Directors may determine.
f)	Administrative Services Fee for Class IC Shares – Certain Funds may pay an administrative services fee to third party insurance companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other administrative services provided to such Class IC shares. The total administrative services fees paid during the period are shown on the Statements of Operations. These fees are accrued daily and paid monthly.
g)	Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2022, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in "Other Expenses" on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Balanced HLS Fund	$ 922
Capital Appreciation HLS Fund	1,925
Disciplined Equity HLS Fund	1,431
Dividend and Growth HLS Fund	1,677
Healthcare HLS Fund	89
International Opportunities HLS Fund	516
MidCap HLS Fund	911
Small Cap Growth HLS Fund	599
Small Company HLS Fund	286
Stock HLS Fund	675
Total Return Bond HLS Fund	980
Ultrashort Bond HLS Fund	305
Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Pursuant to a sub-transfer agency agreement between HASCO and DST Asset Manager Solutions, Inc. (“DST”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. The costs and expenses of
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such delegation are borne by HASCO, not by the Funds. Each Fund pays HASCO a fixed fee annually, plus out of pocket expenses for providing such services. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended June 30, 2022, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.00%*	0.00%*	N/A
Capital Appreciation HLS Fund	0.00%*	0.00%*	0.00%*
Disciplined Equity HLS Fund	0.00%*	0.00%*	0.00%*
Dividend and Growth HLS Fund	0.00%*	0.00%*	N/A
Healthcare HLS Fund	0.00%*	0.00%*	N/A
International Opportunities HLS Fund	0.00%*	0.00%*	N/A
MidCap HLS Fund	0.00%*	0.00%*	N/A
Small Cap Growth HLS Fund	0.00%*	0.00%*	N/A
Small Company HLS Fund	0.00%*	0.00%*	N/A
Stock HLS Fund	0.00%*	0.00%*	N/A
Total Return Bond HLS Fund	0.00%*	0.00%*	N/A
Ultrashort Bond HLS Fund	0.00%*	0.00%*	N/A

*	Percentage rounds to zero.
8.	Securities Lending:
Each Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
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The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan; the collateral posted by the borrower; and the net amount, if any, due from the borrower in the event of default as of June 30, 2022.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Collateral Posted by Borrower(1)	Net Amount(2)
Balanced HLS Fund	$ 958,881	$ (958,881)	$ —
Capital Appreciation HLS Fund	15,263,835	(15,263,835) (3)	—
Disciplined Equity HLS Fund	—	—	—
Dividend and Growth HLS Fund	—	—	—
Healthcare HLS Fund	256,182	(256,182)	—
International Opportunities HLS Fund	16,889,752	(16,889,752)	—
MidCap HLS Fund	27,375,858	(27,375,858)	—
Small Cap Growth HLS Fund	12,671,897	(12,671,897)	—
Small Company HLS Fund	19,441,363	(19,441,363)	—
Stock HLS Fund	—	—	—
Total Return Bond HLS Fund	5,634,232	(5,634,232)	—
Ultrashort Bond HLS Fund	4,971,054	(4,971,054)	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned. Collateral received in excess or in deficit of the market value is not presented in this table.
(2)	Net amount represents the net amount receivable due from the borrower in the event of default.
(3)	Includes non-cash collateral of 1,076,883 for Capital Appreciation HLS Fund.
9.	Secured Borrowings:
The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.
Certain Transfers Accounted For As Secured Borrowings
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Balanced HLS Fund
Securities Lending Transactions(1)
Corporate Bonds	$ 978,100	$ —	$ —	$ —	$ 978,100
Total Borrowings	$ 978,100	$ —	$ —	$ —	$ 978,100
Gross amount of recognized liabilities for securities lending transactions					$ 978,100
Capital Appreciation HLS Fund
Securities Lending Transactions(1)
Common Stocks	$ 8,158,850	$ —	$ —	$ —	$ 8,158,850
Exchange-Traded Funds	7,645,262	—	—	—	7,645,262
Total Borrowings	$ 15,804,112	$ —	$ —	$ —	$ 15,804,112
Gross amount of recognized liabilities for securities lending transactions					$ 15,804,112
Healthcare HLS Fund
Securities Lending Transactions(1)
Common Stocks	$ 311,207	$ —	$ —	$ —	$ 311,207
Total Borrowings	$ 311,207	$ —	$ —	$ —	$ 311,207
Gross amount of recognized liabilities for securities lending transactions					$ 311,207
International Opportunities HLS Fund
Securities Lending Transactions(1)
Common Stocks	$ 8,505	$ —	$ —	$ —	$ 8,505
Exchange-Traded Funds	17,969,891	—	—	—	17,969,891
Total Borrowings	$ 17,978,396	$ —	$ —	$ —	$ 17,978,396
Gross amount of recognized liabilities for securities lending transactions					$ 17,978,396
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	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
MidCap HLS Fund
Securities Lending Transactions(1)
Common Stocks	$ 28,640,770	$ —	$ —	$ —	$ 28,640,770
Total Borrowings	$ 28,640,770	$ —	$ —	$ —	$ 28,640,770
Gross amount of recognized liabilities for securities lending transactions					$ 28,640,770
Small Cap Growth HLS Fund
Securities Lending Transactions(1)
Common Stocks	$ 13,374,973	$ —	$ —	$ —	$ 13,374,973
Total Borrowings	$ 13,374,973	$ —	$ —	$ —	$ 13,374,973
Gross amount of recognized liabilities for securities lending transactions					$ 13,374,973
Small Company HLS Fund
Securities Lending Transactions(1)
Common Stocks	$ 4,232,061	$ —	$ —	$ —	$ 4,232,061
Exchange-Traded Funds	15,597,772	—	—	—	15,597,772
Total Borrowings	$ 19,829,833	$ —	$ —	$ —	$ 19,829,833
Gross amount of recognized liabilities for securities lending transactions					$ 19,829,833
Total Return Bond HLS Fund
Securities Lending Transactions(1)
Corporate Bonds	$ 5,798,469	$ —	$ —	$ —	$ 5,798,469
Total Borrowings	$ 5,798,469	$ —	$ —	$ —	$ 5,798,469
Gross amount of recognized liabilities for securities lending transactions					$ 5,798,469
Ultrashort Bond HLS Fund
Securities Lending Transactions(1)
Corporate Bonds	$ 5,089,040	$ —	$ —	$ —	$ 5,089,040
Total Borrowings	$ 5,089,040	$ —	$ —	$ —	$ 5,089,040
Gross amount of recognized liabilities for securities lending transactions					$ 5,089,040

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.
10.	Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six-month period ended June 30, 2022, the Balanced HLS Fund, Capital Appreciation HLS Fund, Small Company HLS Fund, and Stock HLS Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below:
A summary of affiliated security transactions for period ended June 30, 2022 follows:

Affiliated Investments	Beginning Value as of January 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2022	Shares as of June 30, 2022	Dividend Income	Capital Gains Distribution
Balanced HLS Fund
Allstar Co.(1)	$ —	$ —	$ —	$ —	$ —	$ —	$ —	11,702,200	$ —	$ —
Capital Appreciation HLS Fund
Allstar Co.(1)	—	—	—	—	—	—	—	8,451,700	—	—
Small Company HLS Fund
Allstar Co.(1)	—	—	—	—	—	—	—	5,016,400	—	—
Stock HLS Fund
Allstar Co.(1)	—	—	—	—	—	—	—	9,440,100	—	—

(1)	Allstar Co. is a Delaware limited liability company that was created for the purpose of investing in Academy Sports & Outdoors, Inc. As a result of the Fund's holdings in Allstar Co., the Fund previously had indirect exposure to Academy Sports & Outdoors, Inc.; however, the Fund does not have direct or indirect exposure to 5% or more of the outstanding voting securities of Academy Sports & Outdoors, Inc.
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Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

11.	Investment Transactions:
For the six-month period ended June 30, 2022, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced HLS Fund	$ 283,619,076	$ 439,193,329	$ 220,113,872	$ 161,672,400	$ 503,732,948	$ 600,865,729
Capital Appreciation HLS Fund	1,681,797,057	1,924,999,877	—	—	1,681,797,057	1,924,999,877
Disciplined Equity HLS Fund	305,437,021	466,101,303	—	—	305,437,021	466,101,303
Dividend and Growth HLS Fund	416,237,484	581,775,630	—	—	416,237,484	581,775,630
Healthcare HLS Fund	336,028,280	49,488,942	—	—	336,028,280	49,488,942
International Opportunities HLS Fund	568,554,020	588,553,259	—	—	568,554,020	588,553,259
MidCap HLS Fund	411,852,356	734,672,731	—	—	411,852,356	734,672,731
Small Cap Growth HLS Fund	282,033,818	313,470,489	—	—	282,033,818	313,470,489
Small Company HLS Fund	251,864,339	264,380,503	—	—	251,864,339	264,380,503
Stock HLS Fund	116,895,783	208,193,755	—	—	116,895,783	208,193,755
Total Return Bond HLS Fund	239,879,150	304,783,970	287,691,372	272,455,266	527,570,522	577,239,236
Ultrashort Bond HLS Fund	169,976,873	154,978,053	20,013,672	17,866,039	189,990,545	172,844,092
12.	Capital Share Transactions:
The following information is for the six-month period ended June 30, 2022 and the year ended December 31, 2021:

	For the Six-Month Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Balanced HLS Fund
Class IA
Shares Sold	105,756	$ 3,491,004	457,915	$ 15,479,313
Shares Issued for Reinvested Dividends	—	—	3,425,101	119,966,738
Shares Redeemed	(3,038,042)	(99,718,876)	(6,287,063)	(215,544,694)
Net Increase (Decrease)	(2,932,286)	(96,227,872)	(2,404,047)	(80,098,643)
Class IB
Shares Sold	47,350	$ 1,618,707	112,530	$ 3,925,008
Shares Issued for Reinvested Dividends	—	—	422,802	15,083,505
Shares Redeemed	(384,283)	(12,813,010)	(891,295)	(31,040,870)
Net Increase (Decrease)	(336,933)	(11,194,303)	(355,963)	(12,032,357)
Total Net Increase (Decrease)	(3,269,219)	$ (107,422,175)	(2,760,010)	$ (92,131,000)
Capital Appreciation HLS Fund
Class IA
Shares Sold	132,235	$ 6,524,428	255,573	$ 14,142,931
Shares Issued for Reinvested Dividends	—	—	6,650,692	365,171,165
Shares Redeemed	(4,007,539)	(196,977,243)	(11,044,984)	(606,497,393)
Net Increase (Decrease)	(3,875,304)	(190,452,815)	(4,138,719)	(227,183,297)
Class IB
Shares Sold	35,215	$ 1,726,164	43,594	$ 2,359,693
Shares Issued for Reinvested Dividends	—	—	821,145	44,137,345
Shares Redeemed	(604,068)	(29,326,632)	(1,355,478)	(73,088,089)
Net Increase (Decrease)	(568,853)	(27,600,468)	(490,739)	(26,591,051)
Class IC
Shares Sold	9,829	$ 472,635	45,793	$ 2,447,253
Shares Issued for Reinvested Dividends	—	—	68,001	3,670,162
Shares Redeemed	(45,099)	(2,189,767)	(113,501)	(6,201,516)
Net Increase (Decrease)	(35,270)	(1,717,132)	293	(84,101)
Total Net Increase (Decrease)	(4,479,427)	$ (219,770,415)	(4,629,165)	$ (253,858,449)
122

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

	For the Six-Month Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Disciplined Equity HLS Fund
Class IA
Shares Sold	440,097	$ 7,997,703	1,663,382	$ 33,292,862
Shares Issued for Reinvested Dividends	—	—	6,617,855	135,827,681
Shares Redeemed	(7,928,878)	(148,572,239)	(19,810,004)	(384,986,454)
Net Increase (Decrease)	(7,488,781)	(140,574,536)	(11,528,767)	(215,865,911)
Class IB
Shares Sold	114,818	$ 2,143,238	324,708	$ 6,143,847
Shares Issued for Reinvested Dividends	—	—	837,081	16,888,929
Shares Redeemed	(1,406,749)	(25,830,592)	(3,717,207)	(70,621,920)
Net Increase (Decrease)	(1,291,931)	(23,687,354)	(2,555,418)	(47,589,144)
Class IC
Shares Sold	51,050	$ 981,202	151,589	$ 2,899,088
Shares Issued for Reinvested Dividends	—	—	175,273	3,591,357
Shares Redeemed	(281,052)	(5,220,132)	(594,392)	(11,535,033)
Net Increase (Decrease)	(230,002)	(4,238,930)	(267,530)	(5,044,588)
Total Net Increase (Decrease)	(9,010,714)	$ (168,500,820)	(14,351,715)	$ (268,499,643)
Dividend and Growth HLS Fund
Class IA
Shares Sold	1,104,520	$ 29,261,137	2,617,098	$ 66,133,728
Shares Issued for Reinvested Dividends	—	—	7,954,897	212,103,064
Shares Redeemed	(8,964,086)	(237,212,373)	(18,239,087)	(462,665,200)
Net Increase (Decrease)	(7,859,566)	(207,951,236)	(7,667,092)	(184,428,408)
Class IB
Shares Sold	169,915	$ 4,483,595	319,100	$ 8,158,203
Shares Issued for Reinvested Dividends	—	—	1,006,413	26,602,278
Shares Redeemed	(1,257,814)	(33,124,846)	(2,845,813)	(71,866,526)
Net Increase (Decrease)	(1,087,899)	(28,641,251)	(1,520,300)	(37,106,045)
Total Net Increase (Decrease)	(8,947,465)	$ (236,592,487)	(9,187,392)	$ (221,534,453)
Healthcare HLS Fund
Class IA
Shares Sold	113,559	$ 2,393,775	322,091	$ 7,881,697
Shares Issued for Reinvested Dividends	—	—	751,248	17,932,280
Shares Redeemed	(779,629)	(16,404,697)	(2,048,469)	(50,217,556)
Net Increase (Decrease)	(666,070)	(14,010,922)	(975,130)	(24,403,579)
Class IB
Shares Sold	15,167	$ 289,573	56,645	$ 1,265,782
Shares Issued for Reinvested Dividends	—	—	221,514	4,820,147
Shares Redeemed	(120,818)	(2,292,644)	(382,752)	(8,449,694)
Net Increase (Decrease)	(105,651)	(2,003,071)	(104,593)	(2,363,765)
Total Net Increase (Decrease)	(771,721)	$ (16,013,993)	(1,079,723)	$ (26,767,344)
International Opportunities HLS Fund
Class IA
Shares Sold	1,341,712	$ 25,058,739	3,936,792	$ 80,038,883
Shares Issued for Reinvested Dividends	—	—	538,739	11,313,509
Shares Redeemed	(3,496,511)	(65,111,694)	(9,478,500)	(195,536,187)
Net Increase (Decrease)	(2,154,799)	(40,052,955)	(5,002,969)	(104,183,795)
Class IB
Shares Sold	82,138	$ 1,574,916	232,495	$ 4,802,891
Shares Issued for Reinvested Dividends	—	—	39,603	844,741
Shares Redeemed	(338,584)	(6,340,214)	(2,197,023)	(44,974,206)
Net Increase (Decrease)	(256,446)	(4,765,298)	(1,924,925)	(39,326,574)
Total Net Increase (Decrease)	(2,411,245)	$ (44,818,253)	(6,927,894)	$ (143,510,369)
123

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

	For the Six-Month Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
MidCap HLS Fund
Class IA
Shares Sold	1,408,179	$ 46,827,844	2,012,927	$ 90,221,529
Shares Issued for Reinvested Dividends	—	—	8,032,535	326,587,296
Shares Redeemed	(10,591,804)	(358,363,463)	(15,818,246)	(708,636,645)
Net Increase (Decrease)	(9,183,625)	(311,535,619)	(5,772,784)	(291,827,820)
Class IB
Shares Sold	43,127	$ 1,381,370	86,166	$ 3,677,106
Shares Issued for Reinvested Dividends	—	—	581,007	22,511,283
Shares Redeemed	(228,109)	(7,532,306)	(643,424)	(27,139,295)
Net Increase (Decrease)	(184,982)	(6,150,936)	23,749	(950,906)
Total Net Increase (Decrease)	(9,368,607)	$ (317,686,555)	(5,749,035)	$ (292,778,726)
Small Cap Growth HLS Fund
Class IA
Shares Sold	2,500,102	$ 72,215,580	2,998,379	$ 117,411,118
Shares Issued for Reinvested Dividends	—	—	2,452,802	92,912,123
Shares Redeemed	(3,376,642)	(103,839,426)	(6,010,367)	(234,174,612)
Net Increase (Decrease)	(876,540)	(31,623,846)	(559,186)	(23,851,371)
Class IB
Shares Sold	963,857	$ 26,858,848	1,325,139	$ 49,449,416
Shares Issued for Reinvested Dividends	—	—	522,602	18,818,914
Shares Redeemed	(622,921)	(17,470,571)	(891,158)	(32,946,603)
Net Increase (Decrease)	340,936	9,388,277	956,583	35,321,727
Total Net Increase (Decrease)	(535,604)	$ (22,235,569)	397,397	$ 11,470,356
Small Company HLS Fund
Class IA
Shares Sold	588,566	$ 11,859,429	5,233,825	$ 150,382,644
Shares Issued for Reinvested Dividends	—	—	2,972,671	74,970,752
Shares Redeemed	(1,501,151)	(30,006,257)	(3,872,989)	(105,093,771)
Net Increase (Decrease)	(912,585)	(18,146,828)	4,333,507	120,259,625
Class IB
Shares Sold	107,772	$ 1,781,700	135,452	$ 3,274,933
Shares Issued for Reinvested Dividends	—	—	393,905	8,598,956
Shares Redeemed	(238,595)	(4,118,917)	(506,515)	(12,205,304)
Net Increase (Decrease)	(130,823)	(2,337,217)	22,842	(331,415)
Total Net Increase (Decrease)	(1,043,408)	$ (20,484,045)	4,356,349	$ 119,928,210
Stock HLS Fund
Class IA
Shares Sold	67,335	$ 7,298,903	55,616	$ 5,776,596
Shares Issued for Reinvested Dividends	—	—	629,577	68,675,433
Shares Redeemed	(716,839)	(77,096,194)	(1,701,027)	(178,915,945)
Net Increase (Decrease)	(649,504)	(69,797,291)	(1,015,834)	(104,463,916)
Class IB
Shares Sold	15,503	$ 1,670,225	27,490	$ 2,897,203
Shares Issued for Reinvested Dividends	—	—	56,154	6,107,663
Shares Redeemed	(102,854)	(11,143,829)	(188,205)	(19,622,545)
Net Increase (Decrease)	(87,351)	(9,473,604)	(104,561)	(10,617,679)
Total Net Increase (Decrease)	(736,855)	$ (79,270,895)	(1,120,395)	$ (115,081,595)
Total Return Bond HLS Fund
Class IA
Shares Sold	6,654,997	$ 70,049,469	17,362,479	$ 202,243,907
Shares Issued for Reinvested Dividends	—	—	8,985,043	102,070,091
Shares Redeemed	(14,204,064)	(147,995,914)	(21,379,820)	(248,112,336)
Net Increase (Decrease)	(7,549,067)	(77,946,445)	4,967,702	56,201,662
124

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2022 (Unaudited)

	For the Six-Month Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class IB
Shares Sold	279,879	$ 2,944,893	1,176,316	$ 13,718,640
Shares Issued for Reinvested Dividends	—	—	1,038,977	11,750,831
Shares Redeemed	(1,813,519)	(18,784,823)	(3,332,136)	(38,407,482)
Net Increase (Decrease)	(1,533,640)	(15,839,930)	(1,116,843)	(12,938,011)
Total Net Increase (Decrease)	(9,082,707)	$ (93,786,375)	3,850,859	$ 43,263,651
Ultrashort Bond HLS Fund
Class IA
Shares Sold	2,336,172	$ 23,240,932	5,105,215	$ 51,424,355
Shares Issued for Reinvested Dividends	—	—	443,126	4,440,122
Shares Redeemed	(4,841,787)	(48,118,577)	(10,077,259)	(101,439,362)
Net Increase (Decrease)	(2,505,615)	(24,877,645)	(4,528,918)	(45,574,885)
Class IB
Shares Sold	836,442	$ 8,313,838	967,714	$ 9,732,783
Shares Issued for Reinvested Dividends	—	—	53,951	540,587
Shares Redeemed	(1,335,615)	(13,252,272)	(2,205,754)	(22,185,569)
Net Increase (Decrease)	(499,173)	(4,938,434)	(1,184,089)	(11,912,199)
Total Net Increase (Decrease)	(3,004,788)	$ (29,816,079)	(5,713,007)	$ (57,487,084)
13.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 3, 2022. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. From January 1, 2022 through March 3, 2022, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended June 30, 2022, none of the Funds had borrowings under this facility.
14.	Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
15.	Recent Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.
16.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
125

Hartford HLS Funds
Operation of the Liquidity Risk Management Program (Unaudited)

This section describes the operation and effectiveness of the Liquidity Risk Management Program (“LRM Program”) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The LRM Program seeks to assess and manage each Fund’s liquidity risk. The Liquidity Rule generally defines liquidity risk as the risk that a Fund could not meet its obligation to redeem shares without significant dilution of the non-redeeming investors’ interests in the Fund. The Boards of Directors (“Board”) of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc (including their separate series, the “Funds”) have appointed Hartford Funds Management Company, LLC (“HFMC”) to serve as the administrator of the LRM Program with respect to each of the Funds, subject to the oversight of the Board. In order to efficiently and effectively administer the LRM Program, HFMC established a Liquidity Risk Oversight Committee.
The LRM Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the assessment and periodic review (no less frequently than annually) of certain factors that influence each Fund’s liquidity risk; (2) the classification and periodic review (no less frequently than monthly) of each Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) the determination of a minimum percentage of each Fund’s assets that generally will be invested in highly liquid investments (“HLIM”); (5) the periodic review (no less frequently than annually) of the HLIM and the adoption and implementation of policies and procedures for responding to a shortfall of a Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held August 9-10, 2022, HFMC provided an annual written report to the Board covering the period from April 1, 2021 through June 30, 2022 (the “Reporting Period”). The annual report addressed important aspects of the LRM Program, including, but not limited to:
•	the operation of the LRM Program (and related policies and procedures utilized in connection with management of the Funds’ liquidity risk);
•	an assessment of the adequacy and effectiveness of the LRM Program’s (and related policies and procedures’) implementation;
•	the operation, and assessment of the adequacy and effectiveness, of each Fund’s HLIM;
•	whether the third-party liquidity vendor’s (“LRM Program Vendor”) processes for determining preliminary liquidity classifications, including the particular methodologies or factors used and metrics analyzed by the LRM Program Vendor, are sufficient under the Liquidity Rule and appropriate in light of each Fund’s specific circumstances; and
•	any material changes to the LRM Program.
In addition, HFMC provides a quarterly report on the LRM Program at each quarterly meeting of the Board’s Compliance and Risk Oversight Committee. The quarterly report included information regarding the Funds’ liquidity as measured by established parameters, a summary of developments within the capital markets that may impact liquidity, and other factors that may impact liquidity. Among other things, HFMC reports any changes to a Fund’s HLIM.
During the Reporting Period, HFMC did not decrease the HLIM for any Fund and no Fund breached its HLIM or limit of illiquid investments.
Based on its review and assessment, HFMC has concluded that the LRM Program is operating effectively to assess and manage the liquidity risk of each Fund and that the LRM Program has been and continues to be adequately and effectively implemented with respect to each Fund. Because liquidity in the capital markets in which the Funds invest is beyond the control of the Funds, there can be no assurance that the LRM Program will ensure liquidity under all circumstances and does not protect against the risk of loss.
126

Hartford HLS Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
127

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
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b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2022), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2022

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Series of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each a “Fund” and collectively, the “Funds”) are not subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”) but are underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in the Funds are not guaranteed by The Hartford or any other entity.
This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with Wellington Management Company LLP.
HLSSAR22    08/22     2264609    Printed in the U.S.A.

b.	Not applicable.

Item 2. Code of Ethics.

  Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: August 26, 2022	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 26, 2022	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: August 26, 2022	By:	/s/ David A. Naab
David A. Naab
Treasurer
(Principal Financial Officer and Principal Accounting Officer)